AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 88.1%
Affiliated Mutual Funds — 32.7%
Domestic Equity — 6.2%
AST ClearBridge Dividend Growth Portfolio*	575,974	$16,161,828
AST Emerging Markets Equity Portfolio*	128,981	1,073,118
AST Large-Cap Growth Portfolio*	1,347,662	85,266,602
AST Large-Cap Value Portfolio*	970,184	42,338,839
AST Small-Cap Growth Portfolio*	360,096	22,498,780
AST Small-Cap Value Portfolio*	695,947	23,300,295
AST T. Rowe Price Natural Resources Portfolio*	104,693	3,114,617
		193,754,079
Fixed Income — 26.5%
AST High Yield Portfolio*	326,828	3,735,650
AST PGIM Fixed Income Central Portfolio*	83,877,103	829,544,544
		833,280,194

Total Affiliated Mutual Funds (cost $1,025,773,227)(wa)		1,027,034,273
Common Stocks — 25.9%
Aerospace & Defense — 0.4%
Airbus SE (France)	1,529	204,654
Airbus SE (France), ADR	6,969	233,183
Axon Enterprise, Inc.*(a)	783	155,809
BAE Systems PLC (United Kingdom)	35,665	433,396
Boeing Co. (The)*	11,490	2,202,403
Dassault Aviation SA (France)	608	114,517
General Dynamics Corp.	2,853	630,428
Howmet Aerospace, Inc.	28,248	1,306,470
Huntington Ingalls Industries, Inc.	120	24,550
L3Harris Technologies, Inc.	7,320	1,274,558
Lockheed Martin Corp.	1,998	817,102
Northrop Grumman Corp.	4,446	1,957,085
Rolls-Royce Holdings PLC (United Kingdom)*	329,704	883,404
RTX Corp.	14,475	1,041,766
Safran SA (France)	6,562	1,028,326
Singapore Technologies Engineering Ltd. (Singapore)	23,100	65,924
Textron, Inc.	14,160	1,106,462
Thales SA (France)	982	138,013
TransDigm Group, Inc.*	210	177,057
		13,795,107
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	450	38,758
DSV A/S (Denmark)	1,918	357,402
Expeditors International of Washington, Inc.(a)	580	66,485
FedEx Corp.	7,480	1,981,602
Sankyu, Inc. (Japan)	3,100	107,170
United Parcel Service, Inc. (Class B Stock)	7,211	1,123,979
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Yamato Holdings Co. Ltd. (Japan)	10,500	$170,900
		3,846,296
Automobile Components — 0.0%
Aptiv PLC*	2,649	261,165
BorgWarner, Inc.	1,020	41,177
Denso Corp. (Japan)	5,600	89,857
Gentex Corp.	3,200	104,128
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	7,439	309,091
		805,418
Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	13,233	1,344,038
BYD Co. Ltd. (China) (Class H Stock)	3,500	107,836
Ferrari NV (Italy)	4,125	1,215,990
Ford Motor Co.	105,400	1,309,068
General Motors Co.	52,620	1,734,881
Honda Motor Co. Ltd. (Japan)	63,300	712,106
Isuzu Motors Ltd. (Japan)	6,900	86,744
Kia Corp. (South Korea)	1,140	68,617
Mahindra & Mahindra Ltd. (India)	8,826	164,815
Mazda Motor Corp. (Japan)	108,500	1,231,963
Mercedes-Benz Group AG (Germany)	25,157	1,750,846
Renault SA (France)	1,968	80,524
Stellantis NV	83,373	1,596,462
Subaru Corp. (Japan)	32,200	626,112
Tesla, Inc.*	36,001	9,008,170
Toyota Motor Corp. (Japan)	48,200	864,724
Volkswagen AG (Germany)	325	42,682
		21,945,578
Banks — 1.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	68,478	967,769
Banco Bilbao Vizcaya Argentaria SA (Spain)	65,262	528,161
Bangkok Bank PCL (Thailand)	23,600	108,317
Bank Central Asia Tbk PT (Indonesia)	591,906	337,229
Bank of America Corp.	130,470	3,572,269
Bank of China Ltd. (China) (Class H Stock)	142,000	49,470
Bank of Ireland Group PLC (Ireland)	15,525	151,766
Barclays PLC (United Kingdom)	165,012	318,049
BNP Paribas SA (France)	4,181	265,854
CaixaBank SA (Spain)	44,013	175,348
China Construction Bank Corp. (China) (Class H Stock)	277,000	155,716
Citigroup, Inc.	45,920	1,888,690
Citizens Financial Group, Inc.	23,020	616,936
Comerica, Inc.	590	24,514
Commonwealth Bank of Australia (Australia)	2,794	178,470
Credicorp Ltd. (Peru)	567	72,559
Credit Agricole SA (France)	12,580	154,669
DBS Group Holdings Ltd. (Singapore)	31,900	783,453
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
DNB Bank ASA (Norway)	26,715	$536,752
East West Bancorp, Inc.	2,107	111,060
Emirates NBD Bank PJSC (United Arab Emirates)	11,970	58,008
Erste Group Bank AG (Austria)	6,589	227,564
Fifth Third Bancorp	2,780	70,417
Hana Financial Group, Inc. (South Korea)	2,747	86,059
HDFC Bank Ltd. (India), ADR	7,465	440,510
HSBC Holdings PLC (United Kingdom)	314,538	2,461,382
Huntington Bancshares, Inc.	6,220	64,688
ING Groep NV (Netherlands)	91,555	1,206,701
Intesa Sanpaolo SpA (Italy)	170,309	436,199
JPMorgan Chase & Co.	38,519	5,586,025
KB Financial Group, Inc. (South Korea)	1,903	77,617
KeyCorp	3,750	40,350
Komercni Banka A/S (Czech Republic)	3,278	95,308
M&T Bank Corp.	648	81,940
Mitsubishi UFJ Financial Group, Inc. (Japan)	188,500	1,597,378
National Australia Bank Ltd. (Australia)	6,025	111,850
NatWest Group PLC (United Kingdom)	124,513	356,177
Nedbank Group Ltd. (South Africa)	7,119	75,923
Nordea Bank Abp (Finland)	105,194	1,153,319
NU Holdings Ltd. (Brazil) (Class A Stock)*	153,353	1,111,809
Oversea-Chinese Banking Corp. Ltd. (Singapore)	147,400	1,378,493
PNC Financial Services Group, Inc. (The)	7,506	921,512
Regions Financial Corp.	3,710	63,812
Sberbank of Russia PJSC (Russia)^	61,896	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	16,611	198,034
Standard Chartered PLC (United Kingdom)	43,918	403,937
Svenska Handelsbanken AB (Sweden) (Class A Stock)	16,760	149,129
Swedbank AB (Sweden) (Class A Stock)	9,024	165,874
Tisco Financial Group PCL (Thailand)	27,600	74,784
Truist Financial Corp.	61,681	1,764,693
U.S. Bancorp	25,771	851,989
UniCredit SpA (Italy)	56,126	1,337,280
United Overseas Bank Ltd. (Singapore)	15,100	314,504
Wells Fargo & Co.	106,900	4,367,934
Zions Bancorp NA	690	24,074
		38,352,324
Beverages — 0.3%
Ambev SA (Brazil)	13,700	35,759
Brown-Forman Corp. (Class B Stock)	740	42,691
Celsius Holdings, Inc.*	3,400	583,440
Coca-Cola Co. (The)	89,805	5,027,284
Coca-Cola HBC AG (Italy)*	2,360	64,531
Constellation Brands, Inc. (Class A Stock)	600	150,798
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.	3,730	$117,756
Kirin Holdings Co. Ltd. (Japan)	13,200	184,806
Molson Coors Beverage Co. (Class B Stock)	720	45,785
Monster Beverage Corp.*	2,910	154,084
PepsiCo, Inc.	20,335	3,445,562
Pernod Ricard SA (France)	1,580	263,054
		10,115,550
Biotechnology — 0.5%
AbbVie, Inc.	49,325	7,352,385
Amgen, Inc.	13,051	3,507,587
Argenx SE (Netherlands), ADR*	762	374,622
Biogen, Inc.*	4,634	1,190,984
CSL Ltd.	236	38,020
Exact Sciences Corp.*	2,867	195,587
Gilead Sciences, Inc.	7,730	579,286
Incyte Corp.*	770	44,483
Moderna, Inc.*	1,270	131,178
Neurocrine Biosciences, Inc.*	8,300	933,750
Regeneron Pharmaceuticals, Inc.*	1,359	1,118,403
Vertex Pharmaceuticals, Inc.*	2,235	777,199
		16,243,484
Broadline Retail — 0.7%
Alibaba Group Holding Ltd. (China)*	22,200	240,697
Amazon.com, Inc.*	135,858	17,270,269
B&M European Value Retail SA (United Kingdom)	22,505	160,524
Coupang, Inc. (South Korea)*	60,300	1,025,100
eBay, Inc.	2,090	92,148
Etsy, Inc.*	460	29,707
JD.com, Inc. (China) (Class A Stock)	2,464	35,848
MercadoLibre, Inc. (Brazil)*	1,086	1,376,918
Next PLC (United Kingdom)	1,386	122,927
Vipshop Holdings Ltd. (China), ADR*	3,639	58,260
		20,412,398
Building Products — 0.1%
A.O. Smith Corp.	530	35,049
Allegion PLC(a)	340	35,428
Armstrong World Industries, Inc.	5,800	417,600
Assa Abloy AB (Sweden) (Class B Stock)	11,176	242,839
AZEK Co., Inc. (The)*	30,000	892,200
Carrier Global Corp.	3,290	181,608
Cie de Saint-Gobain SA (France)	17,959	1,074,853
Johnson Controls International PLC	16,702	888,713
Masco Corp.	930	49,709
Trane Technologies PLC	2,968	602,237
Trex Co., Inc.*	1,600	98,608
		4,518,844
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	40,927	1,030,159
abrdn PLC (United Kingdom)	31,889	60,251
Ameriprise Financial, Inc.	1,944	640,898

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Amundi SA (France), 144A	7,830	$439,786
Bank of New York Mellon Corp. (The)	32,500	1,386,125
BlackRock, Inc.	3,547	2,293,100
Blackstone, Inc.(a)	4,468	478,701
Cboe Global Markets, Inc.	410	64,046
Charles Schwab Corp. (The)	12,140	666,486
CME Group, Inc.	4,123	825,507
Daiwa Securities Group, Inc. (Japan)	14,000	80,732
Deutsche Bank AG (Germany)	88,839	976,365
Deutsche Boerse AG (Germany)	2,736	472,498
FactSet Research Systems, Inc.	135	59,030
Franklin Resources, Inc.(a)	1,210	29,742
Goldman Sachs Group, Inc. (The)	4,815	1,557,990
Hargreaves Lansdown PLC (United Kingdom)	3,500	32,917
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	6,811	252,775
IG Group Holdings PLC (United Kingdom)	11,503	90,053
Intercontinental Exchange, Inc.	11,650	1,281,733
Invesco Ltd.	57,340	832,577
Julius Baer Group Ltd. (Switzerland)	4,515	288,996
LPL Financial Holdings, Inc.	5,500	1,307,075
Macquarie Group Ltd. (Australia)	1,278	136,859
MarketAxess Holdings, Inc.	125	26,705
Moody’s Corp.	6,124	1,936,225
Morgan Stanley	27,025	2,207,132
MSCI, Inc.	2,810	1,441,755
Nasdaq, Inc.	12,500	607,375
Northern Trust Corp.(a)	810	56,279
Partners Group Holding AG (Switzerland)	220	246,971
Raymond James Financial, Inc.(a)	770	77,331
S&P Global, Inc.	2,996	1,094,768
Singapore Exchange Ltd. (Singapore)	44,300	315,151
State Street Corp.	11,190	749,282
T. Rowe Price Group, Inc.	860	90,188
UBS Group AG (Switzerland)	5,748	141,586
Virtu Financial, Inc. (Class A Stock)	45,200	780,604
		25,055,753
Chemicals — 0.4%
Air Products & Chemicals, Inc.	3,132	887,609
Albemarle Corp.	460	78,218
Arkema SA (France)	607	59,754
Celanese Corp.	390	48,953
CF Industries Holdings, Inc.	780	66,877
Corteva, Inc.	2,800	143,248
Dow, Inc.(a)	2,790	143,852
DuPont de Nemours, Inc.	4,149	309,474
Eastman Chemical Co.	3,531	270,898
Ecolab, Inc.	6,870	1,163,778
FMC Corp.	520	34,824
International Flavors & Fragrances, Inc.	1,020	69,533
Linde PLC	8,561	3,187,688
LyondellBasell Industries NV (Class A Stock)	7,780	736,766
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Mosaic Co. (The)	1,320	$46,992
Nippon Sanso Holdings Corp. (Japan)	1,800	42,618
Nitto Denko Corp. (Japan)	3,100	203,284
Nutrien Ltd. (Canada)	2,355	145,435
OCI NV (Netherlands)	1,200	33,369
PPG Industries, Inc.	14,752	1,914,810
Sherwin-Williams Co. (The)	5,320	1,356,866
Shin-Etsu Chemical Co. Ltd. (Japan)	7,300	212,033
Solvay SA (Belgium)	10,913	1,205,989
UPL Ltd. (India)	10,350	76,639
		12,439,507
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	124,927	1,147,646
Cintas Corp.	330	158,733
Copart, Inc.*	22,960	989,346
Republic Services, Inc.	5,550	790,931
Rollins, Inc.	1,100	41,063
Serco Group PLC (United Kingdom)	43,100	78,171
Waste Management, Inc.	1,440	219,514
		3,425,404
Communications Equipment — 0.2%
Arista Networks, Inc.*	5,760	1,059,437
Cisco Systems, Inc.	92,535	4,974,681
F5, Inc.*	240	38,674
Juniper Networks, Inc.	1,390	38,628
Motorola Solutions, Inc.	620	168,789
		6,280,209
Construction & Engineering — 0.2%
Eiffage SA (France)	4,448	422,194
EMCOR Group, Inc.	4,500	946,755
Obayashi Corp. (Japan)	127,600	1,122,864
Quanta Services, Inc.	570	106,630
Vinci SA (France)	16,945	1,874,643
WillScot Mobile Mini Holdings Corp.*	10,295	428,169
		4,901,255
Construction Materials — 0.1%
Cemex SAB de CV (Mexico), UTS*	83,237	54,210
CRH PLC	1,098	60,537
Heidelberg Materials AG (Germany)	4,022	311,505
Holcim AG*	11,106	710,883
James Hardie Industries PLC, CDI*	4,580	119,782
Martin Marietta Materials, Inc.(a)	718	294,725
Vulcan Materials Co.	8,189	1,654,342
		3,205,984
Consumer Finance — 0.1%
American Express Co.	12,816	1,912,019
Capital One Financial Corp.	5,065	491,558
Discover Financial Services	960	83,165
Synchrony Financial	20,730	633,716
		3,120,458

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.5%
Carrefour SA (France)	10,509	$180,493
Coles Group Ltd. (Australia)	14,102	140,750
Costco Wholesale Corp.	5,889	3,327,049
Dollar General Corp.	870	92,046
Dollar Tree, Inc.*	830	88,354
J Sainsbury PLC (United Kingdom)	20,080	61,837
Kesko OYJ (Finland) (Class B Stock)	3,424	61,345
Koninklijke Ahold Delhaize NV (Netherlands)	49,315	1,486,339
Kroger Co. (The)	6,060	271,185
Loblaw Cos. Ltd. (Canada)	1,058	89,890
Performance Food Group Co.*	2,189	128,845
Sugi Holdings Co. Ltd. (Japan)	2,000	79,443
Sysco Corp.	7,057	466,115
Target Corp.	13,720	1,517,020
Tesco PLC (United Kingdom)	168,612	542,338
US Foods Holding Corp.*	8,800	349,360
Walgreens Boots Alliance, Inc.(a)	15,940	354,506
Wal-Mart de Mexico SAB de CV (Mexico)	30,966	116,881
Walmart, Inc.	28,636	4,579,755
Woolworths Group Ltd. (Australia)	14,644	350,595
		14,284,146
Containers & Packaging — 0.0%
Amcor PLC(a)	6,170	56,517
Avery Dennison Corp.	310	56,628
Ball Corp.	1,310	65,212
Berry Global Group, Inc.	1,700	105,247
International Paper Co.	1,450	51,431
Packaging Corp. of America	330	50,672
Sealed Air Corp.	610	20,045
Transcontinental, Inc. (Canada) (Class A Stock)	4,450	37,382
Westrock Co.	10,890	389,862
		832,996
Distributors — 0.0%
Genuine Parts Co.(a)	4,440	641,047
LKQ Corp.	12,020	595,110
Pool Corp.	150	53,415
		1,289,572
Diversified Consumer Services — 0.0%
Service Corp. International	3,739	213,646
Diversified REITs — 0.0%
Charter Hall Group (Australia)	5,529	33,406
GPT Group (The) (Australia)	24,680	61,459
Nomura Real Estate Master Fund, Inc. (Japan)	258	288,961
Stockland (Australia)	30,393	76,067
		459,893
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	178,682	2,683,804
Deutsche Telekom AG (Germany)	27,966	586,637
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Hellenic Telecommunications Organization SA (Greece)	6,598	$96,236
HKT Trust & HKT Ltd. (Hong Kong), UTS	399,000	416,065
Koninklijke KPN NV (Netherlands)	347,927	1,146,304
Telefonica Deutschland Holding AG (Germany)	423,831	758,052
Telkom Indonesia Persero Tbk PT (Indonesia)	636,000	154,171
Telstra Group Ltd. (Australia)	45,917	113,444
Verizon Communications, Inc.	52,642	1,706,127
		7,660,840
Electric Utilities — 0.3%
Alliant Energy Corp.(a)	1,050	50,873
American Electric Power Co., Inc.	2,030	152,697
Avangrid, Inc.(a)	3,400	102,578
Chubu Electric Power Co., Inc. (Japan)	9,400	119,661
CLP Holdings Ltd. (Hong Kong)	6,500	47,995
Constellation Energy Corp.	8,687	947,578
Duke Energy Corp.	3,030	267,428
Edison International	13,480	853,149
Endesa SA (Spain)	18,612	378,781
Enel SpA (Italy)	85,302	523,135
Entergy Corp.	7,910	731,675
Evergy, Inc.	940	47,658
Eversource Energy	1,330	77,339
Exelon Corp.	3,900	147,381
FirstEnergy Corp.	2,090	71,436
Iberdrola SA (Spain)	19,109	213,724
NextEra Energy, Inc.(a)	35,310	2,022,910
NRG Energy, Inc.	31,610	1,217,617
PG&E Corp.*	128,450	2,071,898
Pinnacle West Capital Corp.(a)	420	30,946
PPL Corp.	7,310	172,224
Southern Co. (The)	4,300	278,296
Xcel Energy, Inc.	6,846	391,728
		10,918,707
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	46,551	1,661,555
AMETEK, Inc.	1,733	256,068
Eaton Corp. PLC	12,023	2,564,265
Emerson Electric Co.	16,850	1,627,205
Fuji Electric Co. Ltd. (Japan)	1,400	63,050
Generac Holdings, Inc.*	265	28,874
Legrand SA (France)	3,694	339,428
Mitsubishi Electric Corp. (Japan)	16,800	207,555
Nidec Corp. (Japan)	1,400	64,643
Prysmian SpA (Italy)	3,614	145,060
Rockwell Automation, Inc.	430	122,924
Schneider Electric SE	4,563	751,947
Sensata Technologies Holding PLC	4,600	173,972
Vertiv Holdings Co.	35,400	1,316,880
		9,323,426

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	2,340	$196,537
CDW Corp.	1,010	203,778
Corning, Inc.	12,900	393,063
Hamamatsu Photonics KK (Japan)	1,400	58,875
Hon Hai Precision Industry Co. Ltd. (Taiwan)	50,000	161,162
Jabil, Inc.	4,900	621,761
Keyence Corp. (Japan)	1,266	468,199
Keysight Technologies, Inc.*	3,290	435,300
Omron Corp. (Japan)	1,900	84,553
Samsung SDI Co. Ltd. (South Korea)	375	141,717
Shimadzu Corp. (Japan)	34,600	917,775
TD SYNNEX Corp.	2,300	229,678
TE Connectivity Ltd.	1,230	151,942
Teledyne Technologies, Inc.*	679	277,426
Trimble, Inc.*	1,040	56,014
Yokogawa Electric Corp. (Japan)	53,500	1,032,588
Zebra Technologies Corp. (Class A Stock)*	170	40,210
		5,470,578
Energy Equipment & Services — 0.1%
Baker Hughes Co.	57,480	2,030,194
Halliburton Co.	8,861	358,870
Schlumberger NV	33,348	1,944,188
		4,333,252
Entertainment — 0.3%
Activision Blizzard, Inc.	8,431	789,394
Capcom Co. Ltd. (Japan)	1,700	61,186
Electronic Arts, Inc.	11,660	1,403,864
Kingsoft Corp. Ltd. (China)	27,000	97,290
Live Nation Entertainment, Inc.*(a)	580	48,163
NetEase, Inc. (China), ADR	1,798	180,088
Netflix, Inc.*	8,668	3,273,037
Nintendo Co. Ltd. (Japan)	13,800	573,431
Take-Two Interactive Software, Inc.*	620	87,042
Walt Disney Co. (The)*	12,330	999,346
Warner Bros Discovery, Inc.*	56,617	614,861
		8,127,702
Financial Services — 0.8%
Apollo Global Management, Inc.	3,015	270,626
Berkshire Hathaway, Inc. (Class B Stock)*	21,195	7,424,609
Corebridge Financial, Inc.	8,800	173,800
Eurazeo SE (France)	535	31,835
EXOR NV (Netherlands)	1,240	109,676
Fidelity National Information Services, Inc.	20,020	1,106,505
Fiserv, Inc.*	2,380	268,845
FleetCor Technologies, Inc.*	280	71,495
Global Payments, Inc.	1,010	116,544
Groupe Bruxelles Lambert NV (Belgium)	860	63,993
Industrivarden AB (Sweden) (Class A Stock)	1,408	37,128
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
Investor AB (Sweden) (Class B Stock)	19,440	$372,169
Jack Henry & Associates, Inc.	260	39,296
Mastercard, Inc. (Class A Stock)	19,002	7,523,082
PayPal Holdings, Inc.*	22,490	1,314,766
Shift4 Payments, Inc. (Class A Stock)*(a)	2,660	147,284
Visa, Inc. (Class A Stock)(a)	24,990	5,747,950
Wise PLC (United Kingdom) (Class A Stock)*	7,640	63,713
		24,883,316
Food Products — 0.4%
Archer-Daniels-Midland Co.	19,340	1,458,623
AVI Ltd. (South Africa)	13,413	52,828
Bunge Ltd.	600	64,950
Campbell Soup Co.(a)	810	33,275
Conagra Brands, Inc.	2,040	55,937
Ezaki Glico Co. Ltd. (Japan)	3,900	107,054
Freshpet, Inc.*	2,300	151,524
General Mills, Inc.	2,310	147,817
Gruma SAB de CV (Mexico) (Class B Stock)	5,369	91,708
Hershey Co. (The)	4,114	823,129
Hormel Foods Corp.	1,250	47,537
J.M. Smucker Co. (The)(a)	380	46,706
Kellogg Co.	1,090	64,866
Kraft Heinz Co. (The)	12,520	421,173
Lamb Weston Holdings, Inc.	4,083	377,514
McCormick & Co., Inc.(a)	3,796	287,129
Mondelez International, Inc. (Class A Stock)	39,619	2,749,559
Mowi ASA (Norway)	31,004	548,005
Nestle SA	21,196	2,399,303
Orkla ASA (Norway)	9,938	74,226
Tyson Foods, Inc. (Class A Stock)	1,140	57,559
Viscofan SA (Spain)	647	39,500
WH Group Ltd. (Hong Kong), 144A	1,077,000	563,721
Wilmar International Ltd. (China)	349,200	950,275
		11,613,918
Gas Utilities — 0.1%
Atmos Energy Corp.	590	62,499
Tokyo Gas Co. Ltd. (Japan)	46,600	1,056,545
UGI Corp.	17,300	397,900
		1,516,944
Ground Transportation — 0.2%
Central Japan Railway Co. (Japan)	7,500	182,385
CSX Corp.	36,440	1,120,530
J.B. Hunt Transport Services, Inc.	280	52,785
Norfolk Southern Corp.	5,902	1,162,281
Odakyu Electric Railway Co. Ltd. (Japan)	3,200	47,814
Old Dominion Freight Line, Inc.	335	137,062
Saia, Inc.*	500	199,325
TFI International, Inc. (Canada)	1,985	254,894
Uber Technologies, Inc.*	55,238	2,540,396

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Ground Transportation (cont’d.)
Union Pacific Corp.	6,037	$1,229,314
		6,926,786
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	21,799	2,111,233
Align Technology, Inc.*	280	85,490
Baxter International, Inc.	28,867	1,089,441
Becton, Dickinson & Co.	2,174	562,044
Boston Scientific Corp.*	36,570	1,930,896
Cochlear Ltd. (Australia)	858	140,526
Cooper Cos., Inc. (The)	190	60,422
DENTSPLY SIRONA, Inc.	20,590	703,354
Dexcom, Inc.*	1,520	141,816
Edwards Lifesciences Corp.*	2,390	165,579
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,871	62,802
GE HealthCare Technologies, Inc.	12,369	841,587
Hologic, Inc.*	990	68,706
Hoya Corp. (Japan)	600	61,451
IDEXX Laboratories, Inc.*	320	139,926
Insulet Corp.*	260	41,467
Intuitive Surgical, Inc.*	7,740	2,262,325
Koninklijke Philips NV (Netherlands)*	2,802	55,906
Medtronic PLC	32,278	2,529,304
Olympus Corp. (Japan)	28,900	375,223
ResMed, Inc.	550	81,329
Sonova Holding AG (Switzerland)	533	126,149
STERIS PLC	365	80,088
Stryker Corp.	1,290	352,518
Teleflex, Inc.	180	35,354
Zimmer Biomet Holdings, Inc.	8,810	988,658
		15,093,594
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	14,660	1,272,781
Cencora, Inc.	1,945	350,042
Centene Corp.*	6,236	429,536
Cigna Group (The)	4,554	1,302,763
CVS Health Corp.	23,840	1,664,509
DaVita, Inc.*	220	20,797
Elevance Health, Inc.	4,215	1,835,295
Encompass Health Corp.	13,400	899,944
Fresenius Medical Care AG & Co. KGaA (Germany)	3,835	164,874
Fresenius SE & Co. KGaA (Germany)	9,318	289,419
HCA Healthcare, Inc.	780	191,864
Henry Schein, Inc.*	500	37,125
Humana, Inc.	3,775	1,836,613
Laboratory Corp. of America Holdings(a)	810	162,850
McKesson Corp.	1,015	441,373
Molina Healthcare, Inc.*	1,114	365,269
Odontoprev SA (Brazil)	23,400	51,068
Quest Diagnostics, Inc.	430	52,400
Sonic Healthcare Ltd. (Australia)	65,995	1,260,171
Tenet Healthcare Corp.*	3,000	197,670
UnitedHealth Group, Inc.	16,509	8,323,673
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	230	$28,918
		21,178,954
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	10,280	188,741
Ventas, Inc.(a)	4,332	182,507
Welltower, Inc.(a)	1,960	160,563
		531,811
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	3,080	49,496
Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	8,216	276,340
Airbnb, Inc. (Class A Stock)*(a)	2,390	327,932
Amadeus IT Group SA (Spain)	1,025	61,913
Aristocrat Leisure Ltd. (Australia)	3,601	94,081
Booking Holdings, Inc.*	449	1,384,694
Boyd Gaming Corp.	1,998	121,538
Caesars Entertainment, Inc.*	920	42,642
Carnival Corp.*	4,200	57,624
Chipotle Mexican Grill, Inc.*	106	194,174
Compass Group PLC (United Kingdom)	24,805	603,793
Darden Restaurants, Inc.(a)	470	67,313
Domino’s Pizza, Inc.	115	43,561
Expedia Group, Inc.*	540	55,658
Flutter Entertainment PLC (Australia)*	206	33,605
Hilton Worldwide Holdings, Inc.	9,120	1,369,642
InterContinental Hotels Group PLC (United Kingdom)	1,908	141,105
J D Wetherspoon PLC (United Kingdom)*	6,626	56,008
La Francaise des Jeux SAEM (France), 144A	1,787	58,041
Las Vegas Sands Corp.	1,300	59,592
Marriott International, Inc. (Class A Stock)	8,727	1,715,379
McDonald’s Corp.	18,516	4,877,855
MGM Resorts International	1,120	41,171
Norwegian Cruise Line Holdings Ltd.*(a)	1,810	29,829
Oriental Land Co. Ltd. (Japan)	29,300	961,264
Royal Caribbean Cruises Ltd.*	6,380	587,853
Sands China Ltd. (Macau)*	17,200	52,305
Sodexo SA (France)	3,169	326,241
Starbucks Corp.	24,710	2,255,282
Whitbread PLC (United Kingdom)	30,763	1,294,904
Wynn Resorts Ltd.	440	40,660
Yum! Brands, Inc.	1,090	136,185
		17,368,184
Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	1,340	66,919
D.R. Horton, Inc.	1,210	130,039
Garmin Ltd.	560	58,912

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Lennar Corp. (Class A Stock)	10,890	$1,222,185
Mohawk Industries, Inc.*	200	17,162
NVR, Inc.*	12	71,560
Open House Group Co. Ltd. (Japan)	2,000	67,814
Panasonic Holdings Corp. (Japan)	132,600	1,496,759
PulteGroup, Inc.(a)	8,430	624,241
Sekisui Chemical Co. Ltd. (Japan)	4,600	66,180
Sekisui House Ltd. (Japan)	6,200	123,389
Sony Group Corp. (Japan)	11,100	907,709
Taylor Wimpey PLC (United Kingdom)	46,660	66,545
Toll Brothers, Inc.(a)	1,631	120,629
Whirlpool Corp.(a)	220	29,414
		5,069,457
Household Products — 0.3%
Church & Dwight Co., Inc.	940	86,132
Clorox Co. (The)	460	60,288
Colgate-Palmolive Co.	23,060	1,639,797
Essity AB (Sweden) (Class B Stock)	47,222	1,018,448
Henkel AG & Co. KGaA (Germany)	1,175	74,086
Kimberly-Clark Corp.	5,130	619,960
Procter & Gamble Co. (The)	38,193	5,570,831
Reckitt Benckiser Group PLC (United Kingdom)	9,271	653,798
		9,723,340
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	9,540	145,008
RWE AG (Germany)	7,380	273,944
Vistra Corp.	23,600	783,048
		1,202,000
Industrial Conglomerates — 0.2%
3M Co.	13,770	1,289,147
General Electric Co.	27,658	3,057,592
Hitachi Ltd. (Japan)	2,700	167,340
Honeywell International, Inc.	3,580	661,369
Siemens AG (Germany)	9,372	1,339,341
Smiths Group PLC (United Kingdom)	3,800	74,814
		6,589,603
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	33,800	1,027,858
Goodman Group (Australia)	25,615	351,075
Prologis, Inc.	22,399	2,513,392
		3,892,325
Insurance — 0.9%
Aflac, Inc.	2,240	171,920
Ageas SA/NV (Belgium)	1,738	71,582
AIA Group Ltd. (Hong Kong)	6,200	50,140
Allianz SE (Germany)	4,313	1,026,391
Allstate Corp. (The)	7,070	787,669
American International Group, Inc.	22,140	1,341,684
Aon PLC (Class A Stock)	800	259,376
Arch Capital Group Ltd.*	1,500	119,565
Arthur J. Gallagher & Co.	2,048	466,801
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Assicurazioni Generali SpA (Italy)	44,912	$916,762
Assurant, Inc.	1,330	190,961
AUB Group Ltd. (Australia)	2,411	44,981
AXA SA (France)	61,516	1,825,110
Axis Capital Holdings Ltd.	17,100	963,927
Brown & Brown, Inc.	980	68,443
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	83,200	207,125
Chubb Ltd.	10,234	2,130,514
Cincinnati Financial Corp.	710	72,626
Dai-ichi Life Holdings, Inc. (Japan)	42,400	875,319
Everest Group Ltd.	180	66,901
Fairfax Financial Holdings Ltd. (Canada)	179	146,122
Globe Life, Inc.	430	46,754
Hartford Financial Services Group, Inc. (The)	4,476	317,393
iA Financial Corp., Inc. (Canada)	1,357	85,122
Kinsale Capital Group, Inc.	200	82,826
Loews Corp.	15,910	1,007,262
Manulife Financial Corp. (Canada)	15,053	275,071
Markel Group, Inc.*	91	133,997
Marsh & McLennan Cos., Inc.	14,196	2,701,499
Medibank Private Ltd. (Australia)	511,491	1,128,929
MetLife, Inc.	44,073	2,772,632
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,967	1,544,959
NN Group NV (Netherlands)	2,620	83,992
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	29,000	164,478
Poste Italiane SpA (Italy), 144A	5,899	61,947
Principal Financial Group, Inc.	930	67,025
Progressive Corp. (The)	8,394	1,169,284
QBE Insurance Group Ltd. (Australia)	22,128	221,662
RenaissanceRe Holdings Ltd. (Bermuda)	964	190,795
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	986	189,634
Sompo Holdings, Inc. (Japan)	3,200	137,142
Suncorp Group Ltd. (Australia)	131,807	1,174,352
Swiss Re AG	3,298	338,706
T&D Holdings, Inc. (Japan)	5,600	92,092
Talanx AG (Germany)	1,080	68,353
Tokio Marine Holdings, Inc. (Japan)	13,100	303,313
Travelers Cos., Inc. (The)	920	150,245
Unum Group	14,200	698,498
W.R. Berkley Corp.	915	58,093
Willis Towers Watson PLC(a)	410	85,674
		27,155,648
Interactive Media & Services — 1.1%
Alphabet, Inc. (Class A Stock)*	105,746	13,837,922
Alphabet, Inc. (Class C Stock)*	68,740	9,063,369
Match Group, Inc.*	1,160	45,443
Meta Platforms, Inc. (Class A Stock)*	34,630	10,396,272

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Interactive Media & Services (cont’d.)
Moneysupermarket.com Group PLC (United Kingdom)	28,973	$85,672
Scout24 SE (Germany), 144A	1,100	76,272
Tencent Holdings Ltd. (China)	6,900	267,471
		33,772,421
IT Services — 0.3%
Accenture PLC (Class A Stock)	10,439	3,205,921
Akamai Technologies, Inc.*	10,020	1,067,531
CGI, Inc. (Canada)*	1,116	110,002
Cognizant Technology Solutions Corp. (Class A Stock)	20,000	1,354,800
DXC Technology Co.*	990	20,622
EPAM Systems, Inc.*	200	51,138
Fujitsu Ltd. (Japan)	1,100	129,372
Gartner, Inc.*	310	106,519
International Business Machines Corp.	15,206	2,133,402
MongoDB, Inc.*	1,150	397,739
NEC Corp. (Japan)	2,500	138,056
Obic Co. Ltd. (Japan)	700	106,064
Okta, Inc.*	5,000	407,550
Otsuka Corp. (Japan)	1,600	67,694
Tata Consultancy Services Ltd. (India)	1,584	67,070
TIS, Inc. (Japan)	5,400	118,742
VeriSign, Inc.*	310	62,784
Wix.com Ltd. (Israel)*(a)	14,200	1,303,560
		10,848,566
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	6,800	138,315
Hasbro, Inc.(a)	510	33,732
Sankyo Co. Ltd. (Japan)	3,800	174,150
		346,197
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	1,150	128,593
Bio-Rad Laboratories, Inc. (Class A Stock)*	70	25,092
Bio-Techne Corp.	620	42,203
Charles River Laboratories International, Inc.*	160	31,357
Danaher Corp.	6,589	1,634,731
Illumina, Inc.*	630	86,486
IQVIA Holdings, Inc.*	2,420	476,135
Medpace Holdings, Inc.*	2,600	629,538
Mettler-Toledo International, Inc.*	684	757,920
Revvity, Inc.	530	58,671
Thermo Fisher Scientific, Inc.	4,405	2,229,679
Waters Corp.*	215	58,955
West Pharmaceutical Services, Inc.	3,570	1,339,500
		7,498,860
Machinery — 0.7%
AGCO Corp.	6,500	768,820
Alfa Laval AB (Sweden)	3,915	134,120
Allison Transmission Holdings, Inc.	5,700	336,642
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)	89,806	$1,206,155
Atlas Copco AB (Sweden) (Class B Stock)	18,288	213,879
Caterpillar, Inc.	8,046	2,196,558
CNH Industrial NV (United Kingdom)	13,514	164,055
Cummins, Inc.	550	125,653
Daimler Truck Holding AG (Germany)	5,598	193,827
Deere & Co.	4,330	1,634,055
Donaldson Co., Inc.	1,800	107,352
Doosan Bobcat, Inc. (South Korea)	2,628	99,192
Dover Corp.	3,755	523,860
Epiroc AB (Sweden) (Class A Stock)	7,293	138,474
Epiroc AB (Sweden) (Class B Stock)	4,683	74,915
FANUC Corp. (Japan)	10,300	267,877
Flowserve Corp.	8,200	326,114
Fortive Corp.	8,042	596,395
GEA Group AG (Germany)	24,704	910,450
Graco, Inc.	1,400	102,032
IDEX Corp.	270	56,165
Illinois Tool Works, Inc.(a)	1,070	246,432
Ingersoll Rand, Inc.	1,600	101,952
ITT, Inc.	10,000	979,100
Komatsu Ltd. (Japan)	44,400	1,197,519
Kone OYJ (Finland) (Class B Stock)	2,925	123,260
Kubota Corp. (Japan)	10,400	152,992
Metso OYJ (Finland)	7,644	80,162
Nordson Corp.(a)	180	40,171
OSG Corp. (Japan)	7,300	85,840
Oshkosh Corp.	8,800	839,784
Otis Worldwide Corp.	8,985	721,585
PACCAR, Inc.	2,060	175,141
Parker-Hannifin Corp.	6,030	2,348,806
Pentair PLC	5,590	361,952
Sandvik AB (Sweden)	6,644	122,252
Schindler Holding AG (Switzerland)	256	49,257
Schindler Holding AG (Switzerland) (Part. Cert.)	480	95,616
SKF AB (Sweden) (Class B Stock)	30,955	513,901
SMC Corp. (Japan)	600	268,957
Snap-on, Inc.	170	43,360
Stanley Black & Decker, Inc.	560	46,805
Volvo AB (Sweden) (Class A Stock)	2,158	44,814
Volvo AB (Sweden) (Class B Stock)	82,943	1,708,430
Wartsila OYJ Abp (Finland)	6,320	71,630
Westinghouse Air Brake Technologies Corp.	680	72,264
Xylem, Inc.	970	88,299
		20,756,871
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	32	56,630
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	390	171,530
Comcast Corp. (Class A Stock)	84,150	3,731,211

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Media (cont’d.)
Dentsu Group, Inc. (Japan)	15,100	$444,116
Fox Corp. (Class A Stock)	1,130	35,256
Fox Corp. (Class B Stock)	690	19,927
Informa PLC (United Kingdom)	132,487	1,209,802
Interpublic Group of Cos., Inc. (The)	1,680	48,149
News Corp. (Class A Stock)	1,600	32,096
News Corp. (Class B Stock)	550	11,478
Omnicom Group, Inc.	790	58,839
Paramount Global (Class B Stock)(a)	2,180	28,122
Publicis Groupe SA (France)	18,379	1,391,156
		7,181,682
Metals & Mining — 0.4%
ArcelorMittal SA (Luxembourg)	32,788	820,882
BHP Group Ltd. (Australia)	74,342	2,088,329
BlueScope Steel Ltd. (Australia)	96,064	1,189,609
Fortescue Metals Group Ltd. (Australia)	41,813	555,822
Freeport-McMoRan, Inc.	32,750	1,221,247
Glencore PLC (Australia)	169,217	963,608
JFE Holdings, Inc. (Japan)	5,000	73,222
Newmont Corp.(a)	3,120	115,284
Nippon Steel Corp. (Japan)	58,500	1,370,546
Norsk Hydro ASA (Norway)	32,465	203,161
Nucor Corp.	960	150,096
Pilbara Minerals Ltd. (Australia)	98,660	269,163
Rio Tinto Ltd. (Australia)	4,005	288,872
Rio Tinto PLC (Australia)	20,488	1,286,493
Steel Dynamics, Inc.(a)	640	68,621
United States Steel Corp.	20,000	649,600
Vale SA (Brazil)	6,100	81,903
		11,396,458
Multi-Utilities — 0.3%
Ameren Corp.	1,010	75,578
CenterPoint Energy, Inc.	22,353	600,178
Centrica PLC (United Kingdom)	637,785	1,199,618
CMS Energy Corp.	4,519	240,004
Consolidated Edison, Inc.	1,350	115,466
Dominion Energy, Inc.	7,803	348,560
DTE Energy Co.	2,530	251,178
E.ON SE (Germany)	144,953	1,714,216
Engie SA (France)	69,988	1,073,348
NiSource, Inc.	71,546	1,765,755
Public Service Enterprise Group, Inc.(a)	5,496	312,777
Sempra	6,860	466,686
WEC Energy Group, Inc.	1,200	96,660
		8,260,024
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.(a)	4,571	457,557
Boston Properties, Inc.(a)	1,097	65,249
Dexus (Australia)	13,720	63,956
Japan Real Estate Investment Corp. (Japan)	17	66,245
Nippon Building Fund, Inc. (Japan)	16	64,793
		717,800
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels — 1.2%
Ampol Ltd. (Australia)	3,080	$66,498
APA Corp.	25,280	1,039,008
BP PLC (United Kingdom)	384,723	2,479,899
Canadian Natural Resources Ltd. (Canada)	690	44,623
Cenovus Energy, Inc. (Canada)	6,592	137,251
Cheniere Energy, Inc.	7,300	1,211,508
Chevron Corp.	30,881	5,207,154
China Petroleum & Chemical Corp. (China) (Class H Stock)	356,000	193,623
ConocoPhillips	24,205	2,899,759
Coterra Energy, Inc.	35,770	967,579
Devon Energy Corp.	2,540	121,158
Diamondback Energy, Inc.	680	105,318
Eni SpA (Italy)	24,257	389,660
EOG Resources, Inc.	6,501	824,067
EQT Corp.	1,390	56,406
Equinor ASA (Norway)	10,302	337,618
Exxon Mobil Corp.	67,846	7,977,333
Hess Corp.	11,732	1,794,996
Inpex Corp. (Japan)	75,900	1,138,373
Kinder Morgan, Inc.	7,770	128,827
LUKOIL PJSC (Russia)^	3,042	—
Marathon Oil Corp.	16,980	454,215
Marathon Petroleum Corp.	10,140	1,534,588
Occidental Petroleum Corp.(a)	2,630	170,634
OMV AG (Austria)	1,620	77,379
ONEOK, Inc.	2,260	143,352
Petroleo Brasileiro SA (Brazil), ADR	10,971	164,455
Phillips 66	9,560	1,148,634
Pioneer Natural Resources Co.	4,056	931,055
Repsol SA (Spain)	17,319	284,880
Shell PLC (Netherlands)	83,154	2,635,501
Suncor Energy, Inc. (Canada)	4,109	141,308
Targa Resources Corp.	850	72,862
TotalEnergies SE (France)	18,562	1,220,440
TotalEnergies SE (France), ADR	4,703	309,269
Valero Energy Corp.	3,869	548,276
Williams Cos., Inc. (The)	11,609	391,107
		37,348,613
Passenger Airlines — 0.1%
Air Canada (Canada)*	9,760	139,259
Alaska Air Group, Inc.*	5,000	185,400
American Airlines Group, Inc.*	2,800	35,868
ANA Holdings, Inc. (Japan)*	7,100	148,660
Delta Air Lines, Inc.	16,557	612,609
Deutsche Lufthansa AG (Germany)*	121,538	961,779
Japan Airlines Co. Ltd. (Japan)	52,900	1,027,804
Qantas Airways Ltd. (Australia)*	15,696	51,961
Singapore Airlines Ltd. (Singapore)	15,000	70,758
Southwest Airlines Co.	2,350	63,615
United Airlines Holdings, Inc.*	24,470	1,035,081
		4,332,794
Personal Care Products — 0.2%
Amorepacific Corp. (South Korea)	681	61,536

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
Estee Lauder Cos., Inc. (The) (Class A Stock)	890	$128,650
Kenvue, Inc.	13,619	273,470
L’Oreal SA (France)	5,977	2,476,941
Unilever PLC (United Kingdom)	46,847	2,317,371
		5,257,968
Pharmaceuticals — 1.6%
Astellas Pharma, Inc. (Japan)	22,100	305,900
AstraZeneca PLC (United Kingdom)	14,672	1,979,025
AstraZeneca PLC (United Kingdom), ADR	19,978	1,352,910
Bayer AG (Germany)	4,325	207,706
Bristol-Myers Squibb Co.	72,576	4,212,311
Catalent, Inc.*	720	32,782
Chugai Pharmaceutical Co. Ltd. (Japan)	10,200	314,507
Elanco Animal Health, Inc.*	73,800	829,512
Eli Lilly & Co.	16,627	8,930,860
GSK PLC	43,084	779,553
Hikma Pharmaceuticals PLC (Jordan)	2,480	62,975
Ipsen SA (France)	9,506	1,245,494
Johnson & Johnson	39,749	6,190,907
Merck & Co., Inc.	25,097	2,583,736
Novartis AG (Switzerland)	36,572	3,735,049
Novo Nordisk A/S (Denmark), ADR	3,483	316,744
Novo Nordisk A/S (Denmark) (Class B Stock)	50,528	4,600,638
Ono Pharmaceutical Co. Ltd. (Japan)	47,800	916,727
Organon & Co.	1,230	21,353
Otsuka Holdings Co. Ltd. (Japan)	4,600	163,324
Pfizer, Inc.	52,823	1,752,139
Roche Holding AG	13,459	3,674,322
Sanofi	24,769	2,659,578
Santen Pharmaceutical Co. Ltd. (Japan)	16,500	151,394
Shionogi & Co. Ltd. (Japan)	28,100	1,253,385
Viatris, Inc.	4,950	48,807
Zoetis, Inc.	1,780	309,684
		48,631,322
Professional Services — 0.2%
Automatic Data Processing, Inc.	9,080	2,184,466
BayCurrent Consulting, Inc. (Japan)	13,300	443,194
Broadridge Financial Solutions, Inc.	440	78,782
Ceridian HCM Holding, Inc.*(a)	610	41,388
Concentrix Corp.	7,800	624,858
Dun & Bradstreet Holdings, Inc.	15,000	149,850
Equifax, Inc.	450	82,431
Jacobs Solutions, Inc.	470	64,155
Leidos Holdings, Inc.	1,850	170,496
Paychex, Inc.	1,260	145,316
Paycom Software, Inc.	155	40,187
Robert Half, Inc.	470	34,442
Verisk Analytics, Inc.	2,960	699,270
Wolters Kluwer NV (Netherlands)	4,801	581,284
		5,340,119
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	62,975	$48,269
CBRE Group, Inc. (Class A Stock)*	1,220	90,109
CoStar Group, Inc.*	1,580	121,486
Mitsui Fudosan Co. Ltd. (Japan)	53,400	1,176,082
Multiplan Empreendimentos Imobiliarios SA (Brazil)	7,422	36,397
New World Development Co. Ltd. (Hong Kong)	23,000	44,595
Nomura Real Estate Holdings, Inc. (Japan)	1,200	30,127
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	8,500	57,252
		1,604,317
Residential REITs — 0.1%
AvalonBay Communities, Inc.	2,986	512,816
Camden Property Trust	420	39,724
Canadian Apartment Properties REIT (Canada)	1,785	59,244
Equity Residential	19,300	1,133,103
Essex Property Trust, Inc.	240	50,901
Invitation Homes, Inc.	24,270	769,116
Mid-America Apartment Communities, Inc.	450	57,892
UDR, Inc.	1,210	43,161
		2,665,957
Retail REITs — 0.1%
Federal Realty Investment Trust	310	28,095
Japan Metropolitan Fund Investment Corp. (Japan)	70	45,399
Kimco Realty Corp.	24,270	426,909
Klepierre SA (France)	9,458	231,584
Realty Income Corp.	2,620	130,843
Regency Centers Corp.	720	42,797
Scentre Group (Australia)	58,900	92,553
Simon Property Group, Inc.	1,290	139,359
Unibail-Rodamco-Westfield (France)*	4,331	212,979
Vicinity Ltd. (Australia)	272,959	295,820
		1,646,338
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*	18,437	1,895,692
Advantest Corp. (Japan)	10,748	299,799
Analog Devices, Inc.	6,823	1,194,639
Applied Materials, Inc.	4,650	643,792
ASM International NV (Netherlands)	1,525	636,829
ASML Holding NV (Netherlands) (XAMS)	6,133	3,610,806
ASML Holding NV (Netherlands) (XNGS)	462	271,961
Broadcom, Inc.	5,176	4,299,082
Disco Corp. (Japan)	1,000	184,756
Enphase Energy, Inc.*	540	64,881
First Solar, Inc.*	400	64,636
Global Unichip Corp. (Taiwan)	2,137	90,998

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Infineon Technologies AG (Germany)	45,622	$1,511,035
Intel Corp.	92,398	3,284,749
KLA Corp.	3,535	1,621,363
Lam Research Corp.	4,700	2,945,819
Lasertec Corp. (Japan)	700	108,859
Microchip Technology, Inc.	2,160	168,588
Micron Technology, Inc.	4,310	293,209
Monolithic Power Systems, Inc.	180	83,160
Novatek Microelectronics Corp. (Taiwan)	6,000	78,790
NVIDIA Corp.	38,984	16,957,650
NXP Semiconductors NV (China)	11,475	2,294,082
ON Semiconductor Corp.*	8,900	827,255
Qorvo, Inc.*	10,420	994,797
QUALCOMM, Inc.	22,330	2,479,970
Renesas Electronics Corp. (Japan)*	72,100	1,101,325
Skyworks Solutions, Inc.	11,240	1,108,152
SolarEdge Technologies, Inc.*(a)	230	29,787
STMicroelectronics NV (Singapore)	32,554	1,403,829
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	13,932	1,210,691
Teradyne, Inc.(a)	570	57,262
Texas Instruments, Inc.	7,753	1,232,805
Universal Display Corp.	1,605	251,969
		53,303,017
Software — 2.0%
Adobe, Inc.*	7,315	3,729,919
ANSYS, Inc.*	330	98,192
AppLovin Corp. (Class A Stock)*	23,900	955,044
Autodesk, Inc.*	2,600	537,966
Cadence Design Systems, Inc.*	1,060	248,358
Check Point Software Technologies Ltd. (Israel)*	2,833	377,582
Constellation Software, Inc. (Canada)	104	214,705
CyberArk Software Ltd.*	1,419	232,390
Dassault Systemes SE (France)	10,691	397,090
Fair Isaac Corp.*	95	82,510
Fortinet, Inc.*	2,565	150,514
Gen Digital, Inc.	7,950	140,556
Intuit, Inc.	5,876	3,002,283
Microsoft Corp.	118,133	37,300,495
Monday.com Ltd.*	200	31,844
NCR Corp.*	38,300	1,032,951
Nice Ltd. (Israel)*	545	92,955
Oracle Corp.	16,831	1,782,740
Palo Alto Networks, Inc.*(a)	1,190	278,984
PTC, Inc.*	450	63,756
Roper Technologies, Inc.	405	196,133
Salesforce, Inc.*	18,431	3,737,438
SAP SE (Germany)	2,267	293,445
ServiceNow, Inc.*	5,593	3,126,263
Synopsys, Inc.*	2,085	956,952
Teradata Corp.*	2,600	117,052
Tyler Technologies, Inc.*	160	61,782
WiseTech Global Ltd. (Australia)	828	34,371
Workday, Inc. (Class A Stock)*	5,600	1,203,160
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Xero Ltd. (New Zealand)*	14,642	$1,053,021
		61,530,451
Specialized REITs — 0.2%
American Tower Corp.	5,590	919,276
Crown Castle, Inc.	1,710	157,371
Digital Realty Trust, Inc.	3,010	364,270
Equinix, Inc.	365	265,085
Extra Space Storage, Inc.	810	98,480
Gaming & Leisure Properties, Inc.	3,320	151,226
Iron Mountain, Inc.	8,100	481,545
Public Storage	5,520	1,454,630
SBA Communications Corp.(a)	425	85,072
VICI Properties, Inc.	30,980	901,518
Weyerhaeuser Co.	32,810	1,005,955
		5,884,428
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	1,900	106,267
AutoZone, Inc.*	69	175,259
Bath & Body Works, Inc.	4,320	146,016
Best Buy Co., Inc.	3,231	224,458
Burlington Stores, Inc.*	1,451	196,320
CarMax, Inc.*(a)	1,950	137,923
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	2,285	32,402
Home Depot, Inc. (The)	11,047	3,337,961
Industria de Diseno Textil SA (Spain)	57,413	2,136,456
JD Sports Fashion PLC (United Kingdom)	676,572	1,229,013
Lowe’s Cos., Inc.	19,182	3,986,787
Murphy USA, Inc.	700	239,211
O’Reilly Automotive, Inc.*	793	720,726
Petco Health & Wellness Co., Inc.*(a)	91,600	374,644
Ross Stores, Inc.	2,059	232,564
TJX Cos., Inc. (The)	32,653	2,902,199
Tractor Supply Co.(a)	430	87,311
Ulta Beauty, Inc.*	1,980	790,911
		17,056,428
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	212,601	36,399,417
Canon, Inc. (Japan)	10,700	257,748
Dell Technologies, Inc. (Class C Stock)	6,862	472,792
FUJIFILM Holdings Corp. (Japan)	3,100	179,337
Hewlett Packard Enterprise Co.	71,000	1,233,270
HP, Inc.	3,420	87,894
NetApp, Inc.	850	64,498
Ricoh Co. Ltd. (Japan)	56,400	486,617
Samsung Electronics Co. Ltd. (South Korea)	7,106	359,238
Seagate Technology Holdings PLC(a)	5,666	373,673
Western Digital Corp.*	1,350	61,600
		39,976,084
Textiles, Apparel & Luxury Goods — 0.3%
Brunello Cucinelli SpA (Italy)	4,291	325,467

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Burberry Group PLC (United Kingdom)	2,325	$53,882
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	7,661	932,982
Hermes International SCA (France)	1,534	2,796,218
Lululemon Athletica, Inc.*	4,825	1,860,568
LVMH Moet Hennessy Louis Vuitton SE (France)	3,775	2,849,486
Moncler SpA (Italy)	3,931	227,821
NIKE, Inc. (Class B Stock)	5,870	561,289
On Holding AG (Switzerland) (Class A Stock)*(a)	14,306	397,993
Ralph Lauren Corp.(a)	1,815	210,703
Skechers USA, Inc. (Class A Stock)*	7,600	372,020
Tapestry, Inc.	960	27,600
VF Corp.(a)	1,540	27,212
		10,643,241
Tobacco — 0.2%
Altria Group, Inc.	20,920	879,686
British American Tobacco PLC (United Kingdom)	65,428	2,054,354
Imperial Brands PLC (United Kingdom)	18,576	376,841
Japan Tobacco, Inc. (Japan)	72,400	1,665,782
Philip Morris International, Inc.	18,819	1,742,263
		6,718,926
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*	1,800	112,806
Ashtead Group PLC (United Kingdom)	11,705	709,822
Bunzl PLC (United Kingdom)	3,732	132,911
Fastenal Co.	2,230	121,847
Howden Joinery Group PLC (United Kingdom)	16,455	147,232
ITOCHU Corp. (Japan)	12,600	455,036
Marubeni Corp. (Japan)	15,400	240,059
Mitsubishi Corp. (Japan)	6,700	319,257
Mitsui & Co. Ltd. (Japan)	13,500	489,644
Sojitz Corp. (Japan)	4,900	107,338
Sumitomo Corp. (Japan)	2,800	55,882
Toyota Tsusho Corp. (Japan)	2,200	129,395
United Rentals, Inc.	255	113,365
W.W. Grainger, Inc.	1,365	944,362
		4,078,956
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	936	140,847
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	1,940	240,230
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	9,700	296,922
T-Mobile US, Inc.*	7,010	981,751
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	44,370	$41,592
		1,320,265

Total Common Stocks (cost $808,015,077)		812,729,513
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	630	58,641
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	3,576	335,526
		394,167
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,764	125,613
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	30,905	147,868

Total Preferred Stocks (cost $767,241)		667,648
Unaffiliated Exchange-Traded Funds — 2.0%
iShares Core S&P 500 ETF	12,144	5,214,998
iShares Core U.S. Aggregate Bond ETF	226,009	21,253,886
iShares iBoxx $ Investment Grade Corporate Bond ETF	66,250	6,758,825
iShares JP Morgan USD Emerging Markets Bond ETF	34,892	2,879,288
iShares MSCI EAFE ETF(a)	51,050	3,518,366
iShares Russell 1000 Growth ETF	48,889	13,003,985
iShares Russell 1000 Value ETF	7,182	1,090,371
SPDR S&P 500 ETF Trust	5,209	2,226,743
Vanguard Total Bond Market ETF	120,339	8,397,256

Total Unaffiliated Exchange-Traded Funds (cost $64,455,727)		64,343,718

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	109	557
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 9.1%
Automobiles — 0.2%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	311	302,761

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		301	$297,250
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		400	396,914
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	922,239
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	335,509
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		155	141,098
Series 2023-02, Class D, 144A
6.600%	02/15/36		200	197,179
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	392,516
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		67	65,158
Series 2021-03, Class D, 144A
1.009%	02/26/29		90	85,822
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		420	407,650
Westlake Automobile Receivables Trust,
Series 2021-02A, Class B, 144A
0.620%	07/15/26		172	170,997
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.719%(c)	08/20/29		635	630,323
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	271,808
				4,617,224
Collateralized Loan Obligations — 8.8%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)
6.978%(c)	04/20/32		570	569,161
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/15/31		1,429	1,424,789
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	10/20/34		7,500	7,449,865
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.591%(c)	04/25/34	EUR	2,357	2,435,331
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.433%(c)	04/15/32	EUR	7,862	$8,179,993
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.213%(c)	07/25/34		1,483	1,453,637
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	10/15/33		780	777,217
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.708%(c)	05/17/31		1,411	1,402,830
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.740%(c)	10/15/34		17,300	17,178,900
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.263%(c)	04/15/31	EUR	2,859	2,962,919
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.653%(c)	10/15/35	EUR	12,235	12,607,112
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	01/20/35		1,780	1,764,948
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.768%(c)	07/20/34		3,432	3,406,106
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.572%(c)	04/18/31		967	964,177
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.628%(c)	04/20/31		2,002	1,993,142
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.713%(c)	10/25/33		2,010	1,995,331
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.674%(c)	08/26/32	EUR	10,250	10,656,604
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	07/15/29		401	399,719
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.690%(c)	07/15/31		2,859	2,847,427

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		15,000	$14,869,843
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.810%(c)	04/15/33		1,290	1,286,130
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.741%(c)	10/29/29		167	166,294
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.580%(c)	04/15/31		570	567,956
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.708%(c)	04/15/34		2,859	2,838,729
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.766%(c)	10/20/31		2,286	2,275,765
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.896%(c)	04/15/33		2,859	2,832,174
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.621%(c)	04/25/34	EUR	1,429	1,479,543
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.631%(c)	02/05/31		346	343,156
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.655%(c)	04/21/31		1,528	1,518,927
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.313%(c)	07/15/31	EUR	3,432	3,539,590
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.763%(c)	04/25/30		610	608,293
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		11,875	11,683,514
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	10/17/31		2,570	2,556,371
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.650%(c)	10/15/32		2,680	2,663,867
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.320%(c)	04/15/29	1,692	$1,682,793
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.733%(c)	04/25/32	2,002	1,996,268
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34	21,500	21,253,006
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30	2,180	2,165,387
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.690%(c)	07/15/31	2,847	2,831,820
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.790%(c)	10/15/34	5,000	4,970,454
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.692%(c)	04/26/31	566	564,852
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.650%(c)	04/17/31	6,672	6,627,975
Series 2014-07RA, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	07/17/29	1,012	1,005,204
Series 2014-09A, Class A1A3, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.688%(c)	10/20/31	10,000	9,929,076
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.881%(c)	10/30/30	2,410	2,405,434
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	04/15/31	1,276	1,267,324
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.700%(c)	01/17/31	911	909,813
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)
6.670%(c)	07/16/31	1,713	1,710,326
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.438%(c)	07/20/34	806	792,540
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.750%(c)	10/15/34	7,500	7,429,204

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 0.000%)
6.720%(c)	07/15/31		2,859	$2,842,351
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	10/20/31		570	568,119
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	10/20/34		7,500	7,425,855
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.723%(c)	04/25/31		4,066	4,054,945
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.682%(c)	01/26/31		1,123	1,114,716
Series 2013-02RA, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.520%(c)	04/15/29		367	365,853
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.513%(c)	01/17/32	EUR	10,000	10,372,040
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.551%(c)	04/25/30	EUR	1,000	1,041,387
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.530%(c)	04/16/31		393	392,525
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.811%(c)	10/29/34		4,810	4,766,505
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.606%(c)	10/20/32		12,500	12,377,640
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.793%(c)	07/25/34		2,859	2,822,362
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.810%(c)	01/17/30		1,272	1,265,099
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.817%(c)	04/23/32		3,400	3,375,725
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	04/15/33		863	856,247
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.758%(c)	07/20/32	3,959	$3,925,425
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31	1,540	1,532,172
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.737%(c)	07/24/32	15,000	14,940,172
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34	4,020	3,983,245
			275,263,219
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	140	138,034
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	297	287,695
Series 2022-X01, Class A, 144A
1.750%	02/15/27	50	48,788
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	89	85,939
Series 2022-A, Class A, 144A
1.710%	02/20/35	727	702,793
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	250	215,855
Series 2021-02A, Class C, 144A
3.090%	04/20/32	200	162,862
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	269,166
Series 2023-01A, Class A, 144A
5.500%	06/14/38	800	781,199
Series 2023-02A, Class C, 144A
6.740%	09/15/36	100	99,562
Series 2023-02A, Class D, 144A
7.520%	09/15/36	200	199,115
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	43	42,248
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	200	195,326
Series 2021-01, Class C, 144A
1.610%	09/25/30	200	190,793
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	187,843

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		134	$132,032
				3,739,250
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	05/25/34		24	23,054
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.934%(c)	03/25/43		11	10,682
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.134%(c)	09/25/34		18	14,472
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	08/25/33		20	19,198
				67,406
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.234%(c)	06/25/24		280	272,265
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.034%(c)	02/25/34		6	5,052
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.666%(c)	10/25/34		12	11,671
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.484%(c)	11/25/34		6	5,484
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.826%(c)	11/25/60	EUR	289	290,683
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.279%(c)	01/25/35		15	14,476
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.369%(c)	09/25/34	52	$49,910
			377,276
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	14	13,693
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	85	77,995
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	152	138,754
			230,442

Total Asset-Backed Securities (cost $293,617,061)			284,567,082
Commercial Mortgage-Backed Securities — 0.5%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	105,387
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	375	326,112
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.147%(c)	09/15/38	300	279,947
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.797%(c)	09/15/38	600	558,766
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	340	308,554
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	360	332,613
Series 2016-C07, Class A2
3.585%	12/10/54	326	303,478
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50	370	337,740
Series 2019-GC41, Class A4
2.620%	08/10/56	375	316,090
Commercial Mortgage Trust,
Series 2014-UBS04, Class A3
3.430%	08/10/47	34	33,851
Series 2014-UBS06, Class A4
3.378%	12/10/47	244	237,240
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	125	106,666

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	$257,243
Series 2018-CX12, Class A3 (original cost $300,200; purchased 07/09/21)(f)
3.959%	08/15/51		265	245,005
Series 2019-C17, Class A4
2.763%	09/15/52		145	120,531
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.219%(c)	08/07/30	GBP	575	685,465
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		303	276,050
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		195	148,342
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.787%(cc)	09/25/24		152	716
Series K052, Class X1, IO
0.763%(cc)	11/25/25		12,766	138,567
Series K055, Class X1, IO
1.473%(cc)	03/25/26		3,003	84,951
Series K097, Class X1, IO
1.220%(cc)	07/25/29		1,536	77,671
Series K131, Class X1, IO
0.830%(cc)	07/25/31		15,070	666,849
Series K154, Class A2
4.350%(cc)	01/25/33		315	293,585
Series K159, Class A2
4.500%(cc)	07/25/33		225	211,808
Series K736, Class X1, IO
1.410%(cc)	07/25/26		217	6,081
Series K741, Class X1, IO
0.653%(cc)	12/25/27		214	4,136
Freddie Mac Multifamily Certificates,
Series K160, Class A2
4.500%	12/25/33		220	206,040
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.547%(c)	10/15/36		360	333,074
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.997%(c)	10/15/36		560	505,500
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		160	155,397
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month SOFR + 2.754% (Cap N/A, Floor 2.640%)
8.087%(c)	06/15/38		1,150	970,686
Series 2021-NYAH, Class H, 144A, 1 Month SOFR + 3.504% (Cap N/A, Floor 3.390%)
8.837%(c)	06/15/38		625	515,797
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.213%(c)	03/15/39		400	$379,930
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.663%(c)	03/15/39		1,050	998,339
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		65	55,486
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		700	584,476
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)
7.196%(c)	03/15/36		150	136,625
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.319%(c)	08/17/31	GBP	1,779	2,025,994
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $492,468; purchased 07/09/21)(f)
4.030%	08/15/51		435	399,088
Series 2019-C16, Class A3
3.344%	04/15/52		375	333,836
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		56	55,129
Series 2017-C38, Class A4
3.190%	07/15/50		331	300,966
Series 2019-C49, Class A3
3.749%	03/15/52		495	465,487
Series 2019-C52, Class A4
2.643%	08/15/52		240	203,765

Total Commercial Mortgage-Backed Securities (cost $17,281,627)				15,089,059
Corporate Bonds — 9.3%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		2,000	1,968,772
2.196%	02/04/26		613	563,146
3.625%	02/01/31		820	706,870
5.705%	05/01/40		50	46,110
5.805%	05/01/50		330	298,788
5.930%	05/01/60		90	80,969
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		170	164,213
7.500%	03/15/25		226	225,435
7.500%	02/01/29		125	118,437
7.875%	04/15/27(a)		3,133	3,047,281

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		275	$272,864
				7,492,885
Agriculture — 0.1%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	209	200,454
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,645	2,246,859
				2,447,313
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		92	89,623
5.750%	04/20/29		115	106,806
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,940	1,795,184
4.625%	04/15/29		90	77,430
				2,069,043
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)		30	27,557
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31(a)		260	206,900
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,585	2,486,745
				2,721,202
Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.500%	09/20/33		470	445,333
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		925	711,401
4.750%	01/15/43		472	344,369
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.664%	09/08/24		1,300	1,257,737
4.000%	11/13/30		500	416,760
6.800%	05/12/28(a)		575	574,174
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		285	254,579
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		345	342,795
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		275	$211,424
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	696,343
				5,254,915
Auto Parts & Equipment — 0.1%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		60	58,573
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		470	377,047
4.500%	02/15/32		450	348,921
5.625%	06/15/28(a)		625	571,882
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		675	548,959
				1,905,382
Banks — 1.6%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	600	351,030
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	721,818
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		400	368,696
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		400	376,000
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	85,626
4.000%	09/08/27	EUR	300	312,674
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		790	606,534
5.933%(ff)	09/15/27		225	223,451
Sr. Unsec’d. Notes, MTN
2.972%(ff)	02/04/33		20	15,772
3.194%(ff)	07/23/30		2	1,709
4.827%(ff)	07/22/26		365	355,956
Sub. Notes
2.482%(ff)	09/21/36		235	171,772
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		340	337,045
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		330	321,801
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		345	332,477

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
4.375%	05/02/30	EUR	300	$311,225
Sub. Notes
3.875%(ff)	06/16/32	EUR	900	896,224
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	116,698
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	450	355,271
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	195	183,078
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	206,060
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	169,980
2.125%(ff)	01/23/27	EUR	700	698,596
3.875%(ff)	01/10/31	EUR	300	310,544
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		892	809,127
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	06/14/34	EUR	300	312,258
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	299,122
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	588,670
Cie de Financement Foncier SA (France),
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	1,500	1,389,883
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	518,296
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	135,997
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	534,177
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		1,405	1,292,167
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		190	172,322
Sub. Notes
6.174%(ff)	05/25/34		360	345,155
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	2,200	1,762,651
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	241,739
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
6.316%(ff)	10/03/29		270	269,909
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.875%	11/28/34	EUR	200	$200,489
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	06/21/30	EUR	955	1,002,587
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	900	932,190
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		335	292,824
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	952,533
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	271,099
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	518,388
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		70	69,102
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	381,756
3.400%	08/18/25	CNH	1,320	179,981
3.500%	07/02/25	CNH	2,200	299,523
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		175	177,626
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		535	438,196
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,000	749,111
3.375%	03/27/25	EUR	1,786	1,866,567
4.482%(ff)	08/23/28		210	198,695
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	640	556,335
3.000%(ff)	07/22/28	GBP	800	863,035
Sr. Unsec’d. Notes, EMTN
4.787%(ff)	03/10/32	EUR	180	187,077
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		615	602,135
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	600	522,494
3.869%(ff)	03/28/26		390	376,106
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54		200	179,506
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		300	291,108

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		605	$566,611
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	675	763,430
1.953%(ff)	02/04/32		35	26,514
2.069%(ff)	06/01/29		420	353,752
2.545%(ff)	11/08/32		430	332,747
2.580%(ff)	04/22/32		636	501,586
4.851%(ff)	07/25/28		365	351,887
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30	EUR	400	416,270
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,910	1,921,772
4.125%	07/15/33		3,071	2,919,484
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,209	864,048
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		360	311,917
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	296,686
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25		425	418,179
4.656%(ff)	03/02/29	EUR	250	263,798
5.449%(ff)	07/20/29		140	136,438
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	58,125
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		700	571,218
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	172,911
5.250%(ff)	04/21/34		445	413,262
Sub. Notes
2.484%(ff)	09/16/36		260	189,997
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	2,149	2,044,441
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	136,953
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	345,924
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		200	151,055
Sr. Unsec’d. Notes, EMTN
0.250%	07/08/27	EUR	800	727,336
1.250%	12/07/27	GBP	500	499,608
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	953,904
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		480	$475,566
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		340	334,928
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		55	51,829
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	89,491
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	100	91,075
Sr. Unsec’d. Notes, 144A
6.246%(ff)	09/22/29		675	667,333
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	270	193,690
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		850	777,879
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		855	800,732
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	740	738,972
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		70	63,369
5.557%(ff)	07/25/34		725	687,018
				50,291,708
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		670	613,925
4.900%	02/01/46		645	559,508
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		335	283,678
4.439%	10/06/48		180	147,738
5.550%	01/23/49		125	120,042
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.200%	10/24/25		200	198,725
5.300%	10/24/27		835	832,233
				2,755,849
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		90	79,812
5.150%	03/02/28		785	771,730
5.250%	03/02/30		305	297,870
5.600%	03/02/43		105	97,671

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
5.650%	03/02/53		70	$65,428
5.750%	03/02/63		70	64,642
				1,377,153
Building Materials — 0.2%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	805,597
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		127	122,243
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		250	202,500
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	395	349,209
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,585	2,385,935
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,400	1,159,568
				5,025,052
Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		190	184,520
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29		300	314,698
				499,218
Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,205	903,058
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,138,500
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	305	281,817
2.000%	01/15/30	EUR	620	546,151
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	545	460,729
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	296,746
4.250%	09/25/30	GBP	500	534,202
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		410	384,217
5.400%	05/01/53		80	73,541
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	$318,301
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	318,256
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	200,253
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	3,510	3,076,524
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		282	174,623
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		450	409,892
2.700%	03/01/29		210	183,816
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,109,513
3.875%	02/15/31(a)		30	24,957
4.875%	01/15/28(a)		130	121,682
5.250%	01/15/30		2,035	1,877,452
				12,434,230
Computers — 0.0%
NCR Atleos Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	381,096
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,070	1,769,258
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		470	421,029
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		245	231,494
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		445	417,124
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	1,200	1,083,774
3.000%	10/17/29	EUR	1,200	1,223,128
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.312%(ff)	06/08/29		570	557,207
6.377%(ff)	06/08/34		195	183,753
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	2,982	2,890,427

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,681	$1,583,415
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		225	164,490
4.600%	03/15/33(a)		425	389,468
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.125%	05/06/25	EUR	700	714,707
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		1,350	1,276,405
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,130	977,468
4.000%	04/20/28		465	442,270
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		3,060	2,992,185
8.250%	10/01/23		574	574,000
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	1,215	1,215,534
Gtd. Notes, 144A
1.250%	09/27/30		3,838	2,953,712
1.850%	05/03/32	EUR	923	832,452
2.000%	04/16/31		2,361	1,888,312
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,094	1,875,946
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	529,384
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	440,117
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	280	268,678
				26,126,479
Electric — 1.0%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B
3.700%	12/01/47		85	59,783
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		25	20,017
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	900	793,743
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		250	203,232
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		610	$491,179
4.500%	02/15/28		1,190	1,073,165
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		45	37,680
5.000%	02/01/31		630	510,157
5.125%	03/15/28		2,915	2,595,888
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		847	707,412
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53		95	87,213
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58		40	30,331
6.150%	11/15/52		185	186,785
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		250	183,954
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		1,485	1,472,543
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		27	14,093
3.600%	08/15/32		205	177,293
4.200%	09/01/52		160	124,597
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		234	220,711
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		155	146,801
4.500%	08/15/32		280	251,779
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	600	615,266
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	300	233,190
3.625%	01/11/30	EUR	1,800	1,845,632
4.000%	01/11/35	EUR	200	201,529
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,200	2,000,658
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		230	224,853
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	65,564
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	859,474

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	$522,810
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		55	53,511
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	540	549,008
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		190	184,424
Sr. Unsec’d. Notes, EMTN
3.245%	03/30/34	EUR	135	123,982
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		103	59,217
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		285	221,887
5.783%	09/16/52		165	152,124
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,330	1,246,745
Gtd. Notes, 144A
3.375%	02/15/29		170	137,208
3.625%	02/15/31		1,630	1,236,449
3.875%	02/15/32		55	41,251
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		300	293,787
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	588,264
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		150	96,295
4.950%	07/01/50		120	89,586
6.100%	01/15/29		465	453,470
6.150%	01/15/33		85	80,648
6.400%	06/15/33		180	173,659
6.750%	01/15/53		210	197,179
Sr. Sec’d. Notes
3.250%	06/01/31		240	190,940
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	322,136
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		275	213,304
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25		270	259,511
3.700%	04/01/29		20	17,988
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		65	64,936
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
5.850%	11/01/27		130	$130,667
5.950%	11/01/32		85	84,839
First Ref. Mortgage
4.000%	04/01/47		10	7,241
4.650%	10/01/43		25	20,315
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		21	20,273
First Ref. Mortgage, Series C
4.125%	03/01/48		19	13,997
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		365	344,623
5.500%	03/15/29		650	645,824
5.700%	03/15/34		300	294,276
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		81	64,993
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.700%	08/15/53		200	187,714
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,050	965,822
8.000%(ff)	10/15/26(oo)		2,800	2,687,131
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,910	3,595,347
5.500%	09/01/26		20	19,049
5.625%	02/15/27		5	4,737
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		465	453,763
				32,545,452
Electronics — 0.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	805	818,492
4.125%	11/02/34	EUR	705	728,366
				1,546,858
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	900	756,634
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	800	799,712
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	186,455
5.500%	07/31/47		200	152,128
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	266,105

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	$366,103
				2,527,137
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		425	413,326
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		1,350	1,144,542
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,325	980,880
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		410	395,280
3.755%	03/15/27(a)		250	230,765
4.054%	03/15/29		70	62,441
4.279%	03/15/32(a)		160	135,789
5.050%	03/15/42(a)		585	452,519
5.141%	03/15/52		105	77,901
6.412%	03/15/26		580	579,938
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	40,212
				4,513,593
Environmental Control — 0.0%
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		350	345,937
5.450%	09/18/33		330	319,536
5.500%	09/18/26		675	672,077
				1,337,550
Foods — 0.3%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		825	690,710
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	4,095	4,335,623
4.500%	02/16/26	GBP	220	237,386
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,134,362
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,372	1,273,194
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28		500	475,652
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	21,371
4.375%	01/31/32		745	624,420
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	$520,476
				10,313,194
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		220	181,225
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		331	310,266
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		327	276,389
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	215,921
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		225	230,277
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		100	75,460
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	494,897
				1,603,210
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		425	421,470
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	495	457,560
2.650%	06/01/30		73	61,015
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		475	472,642
				1,412,687
Healthcare-Services — 0.4%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		193	150,311
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		779	642,359
3.910%	10/01/50		60	42,342
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		125	95,128
4.625%	06/01/30		1,340	1,099,624

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32		380	$315,124
4.625%	03/15/52		250	187,573
5.000%	03/15/24		1,375	1,367,694
5.875%	02/01/29		150	147,348
5.900%	06/01/53		185	165,840
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	2,600	2,291,403
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		900	830,578
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		505	430,625
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)		525	492,702
Sr. Sec’d. Notes
4.250%	06/01/29		450	387,565
4.375%	01/15/30		125	107,665
4.875%	01/01/26		5	4,794
5.125%	11/01/27(a)		1,475	1,372,185
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		252	162,352
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		55	38,800
3.500%	08/15/39		140	107,505
4.375%	03/15/42		110	91,939
4.750%	07/15/45		46	39,852
5.200%	04/15/63		170	151,646
5.250%	02/15/28		235	235,346
5.875%	02/15/53		85	85,341
				11,043,641
Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		2,317	2,183,480
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	45,689
7.250%	10/15/29		1,123	1,051,841
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		265	237,498
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,225	1,818,937
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	79,723
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		1,745	$1,485,693
5.250%	12/15/27		25	22,720
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		45	42,909
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		1,092	954,173
				7,922,663
Insurance — 0.1%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	300	318,478
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		165	155,709
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,000	1,031,749
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		225	215,841
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	363,619
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		370	357,368
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		236	198,757
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	649,410
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	500	421,223
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		805	530,003
				4,242,157
Internet — 0.1%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.625%	11/12/28	EUR	550	569,461
4.250%	05/15/29	EUR	1,040	1,103,780
4.500%	11/15/31	EUR	405	432,200
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30		210	204,396
5.600%	05/15/53		605	572,995
5.750%	05/15/63		110	103,609

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	$254,736
				3,241,177
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	400	372,753
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	198,758
Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		275	253,000
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		150	148,239
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		775	707,343
				1,108,582
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		155	124,931
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		65	61,831
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		550	532,107
3.500%	08/18/26		190	172,870
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		625	579,650
				1,471,389
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		250	251,283
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26(a)		480	473,034
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		475	462,780
				1,187,097
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		885	$694,557
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		661	526,362
4.250%	01/15/34		900	663,634
4.500%	08/15/30		55	45,114
4.500%	06/01/33		395	302,193
4.750%	03/01/30(a)		551	463,388
5.000%	02/01/28		115	104,393
5.125%	05/01/27		441	410,739
5.375%	06/01/29		250	224,325
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		730	436,398
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		100	99,533
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27(a)		1,425	1,221,291
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	825,064
5.750%	01/15/30(a)		1,000	559,934
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		465	355,363
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	77,336
5.875%	11/15/24		280	260,594
7.750%	07/01/26		3,065	2,296,239
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	1,262	1,324,008
				10,890,465
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	350	360,283
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	129,498
5.125%	02/02/33		200	184,328
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes
6.200%	04/14/52		200	167,228
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	180,040
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		200	180,040
				1,201,417

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		105	$94,878
4.700%	08/23/52		175	150,849
				245,727
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	212,428
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	650	657,539
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	148,930
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	539	425,655
3.000%	10/14/33	EUR	1,835	1,867,593
				3,312,145
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		560	505,010
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	364,262
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		430	416,273
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		250	230,073
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		735	718,632
9.000%	11/01/27		35	44,338
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		10	6,097
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	183	135,483
3.625%(ff)	03/22/29(oo)	EUR	600	551,586
Gtd. Notes, EMTN
1.231%	05/08/31	EUR	100	85,311
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		122	107,826
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		580	545,578
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	221,678
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		250	$254,347
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		494	490,952
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		370	356,123
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	500	512,442
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		484	459,721
7.300%	08/15/31		115	121,869
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	126,643
6.000%	04/15/30		550	495,071
6.000%	02/01/31		140	123,155
6.250%	04/15/32		700	621,337
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	42,019
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		180	180,951
7.500%	05/01/31		81	85,657
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,150	1,232,005
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	1,800	1,523,658
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	158,246
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	137,630
3.300%	07/12/51		200	129,206
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		410	397,493
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	672,791
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		115	77,538
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	529,806

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	300	$251,033
				12,406,830
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)		75	72,937
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		350	304,206
				377,143
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		222	181,244
4.250%	11/21/49		305	241,567
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37		185	199,313
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		324	164,492
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		120	48,638
5.000%	02/15/29		639	252,405
5.250%	01/30/30		2,105	790,691
5.250%	02/15/31		450	172,688
6.250%	02/15/29		1,525	602,375
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		160	101,231
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		810	805,615
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26		920	916,032
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		25	15,102
4.500%	05/17/33		140	130,984
5.000%	05/17/53		175	159,468
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		325	282,765
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		350	280,675
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		735	717,853
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	480	$352,488
			6,415,626
Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,225	1,122,093
7.875%	05/15/26	490	492,907
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.055%	08/15/26	480	481,472
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	240	236,371
6.036%	11/15/33	280	273,545
6.497%	08/15/43	165	160,277
6.544%	11/15/53	85	83,038
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	960	949,865
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	915	789,417
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	935	861,016
Sr. Unsec’d. Notes
5.400%	10/01/47	430	353,653
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	340	282,759
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	205	200,597
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	379	358,395
5.200%	03/01/47	245	199,610
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	615	441,549
5.550%	11/01/26	100	99,348
5.650%	11/01/28	180	177,654
5.800%	11/01/30	90	88,075
6.050%	09/01/33	495	486,462
6.100%	11/15/32	200	197,512
6.350%	01/15/31	245	246,040
6.625%	09/01/53	145	141,895
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	602	531,389
7.500%	10/01/25	325	324,205
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53	340	324,544

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	$29,443
4.125%	08/15/31		35	28,727
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		45	43,113
4.050%	02/01/30		745	649,762
5.250%	02/01/50		25	19,343
5.300%	03/01/48		40	31,273
5.450%	04/01/44		235	189,586
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		213	198,149
4.500%	11/15/23		1,478	1,474,523
4.550%	06/24/24		435	430,322
4.650%	08/15/32		5	4,534
				13,002,463
Real Estate — 0.2%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	973,156
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	900	643,135
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	165,925
1.625%	04/20/30	EUR	100	78,030
2.200%	07/24/25	EUR	700	692,883
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,620	2,308,097
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	903,370
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	150,847
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	400,806
3.200%	08/14/27	CNH	7,000	942,907
				7,259,156
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		735	654,380
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,000	897,902
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		525	363,664
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
9.750%	06/15/25		150	$144,781
Sr. Unsec’d. Notes
4.750%	05/01/24		175	165,363
4.750%	02/15/28(a)		2,169	1,575,008
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	349,604
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25(a)	EUR	660	608,817
4.625%	08/01/29(a)		280	198,478
5.000%	10/15/27		25	19,360
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	455	468,385
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	400	420,024
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	577,287
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	352,950
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		55	52,678
4.125%	08/15/30		10	8,470
4.250%	12/01/26		30	27,947
4.500%	09/01/26		125	117,746
4.500%	01/15/28		440	402,857
4.625%	06/15/25(a)		70	67,649
5.625%	05/01/24		5	4,976
5.750%	02/01/27		5	4,843
Welltower OP LLC,
Gtd. Notes
4.800%	11/20/28	GBP	600	685,128
				8,168,297
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		490	440,343
CK Hutchison International 23 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.875%	04/21/33		480	446,602
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	607	619,185
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	4,596	4,704,063
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	314,767
3.875%	10/01/31		425	298,550

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		375	$278,798
4.950%	09/15/52(a)		95	84,966
McDonald’s Corp.,
Sr. Unsec’d. Notes, GMTN
4.250%	03/07/35	EUR	200	209,691
				7,396,965
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		326	277,841
2.600%	02/15/33		565	421,348
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		55	43,135
4.150%	04/15/32(a)		190	164,457
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		525	518,415
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		240	237,812
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		400	390,444
				2,053,452
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
6.250%	11/09/32		85	86,000
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		490	430,802
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		200	166,884
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	129	121,659
1.700%	03/25/26		415	376,521
3.500%	06/01/41		89	61,834
3.550%	09/15/55		345	211,475
3.950%	04/30/31	EUR	400	405,553
5.539%	02/20/26		675	670,130
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	310	275,373
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	228,750
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	500	509,995
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	600	$602,455
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	63,674
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		350	355,508
7.625%	03/01/26		25	25,721
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	46,056
2.625%	02/15/29		370	313,495
2.875%	02/15/31		284	230,407
3.000%	02/15/41		310	205,324
3.875%	04/15/30		525	464,716
4.750%	02/01/28		35	33,557
4.950%	03/15/28		335	325,050
5.050%	07/15/33		120	111,139
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31		425	280,282
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		1,350	1,341,117
				7,857,477
Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		20	12,457
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		750	749,506
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	850	906,023
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.000%	09/17/34	EUR	100	76,199
1.375%	04/21/32	EUR	100	85,066
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	214,485
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	98,443
				2,142,179
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		300	196,270
3.450%	05/01/50		37	25,217
4.200%	09/01/48		65	50,691

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Water (cont’d.)
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	200	$179,510
				451,688

Total Corporate Bonds (cost $341,493,427)				293,091,946
Floating Rate and Other Loans — 0.2%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 1 Month SOFR + 3.864%
9.182%(c)	04/21/28		906	908,777
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month SOFR + 4.114%
9.431%(c)	08/12/28		190	190,020
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.180%(c)	03/01/29		2,197	2,141,709
Diversified Financial Services — 0.0%
Avolon TLB Borrower 1 U.S. LLC (Ireland),
Term B4 Loans, 1 Month SOFR + 1.600%
6.925%(c)	02/12/27		298	297,979
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%
8.631%(c)	03/20/28		348	345,602
				643,581
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, 6 Month SOFR + 3.500%
10.684%(c)	08/24/26		1,915	43,095
Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month SOFR + 4.012%
9.402%(c)	03/06/28		672	669,335
Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24		1,154	1,036,014
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.250%
9.772%(c)	02/01/29		337	336,347
				1,372,361

Total Floating Rate and Other Loans (cost $6,380,619)				5,968,878
Municipal Bonds — 0.1%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48		160	171,959
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	$425,892
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	635	506,482
			1,104,333
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	163,645
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	320	335,355
			499,000
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	498	257,658

Total Municipal Bonds (cost $2,171,867)			1,860,991
Residential Mortgage-Backed Securities — 0.1%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 3.700%)
9.134%(c)	10/25/30	159	160,498
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/41	480	482,378
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.565%(c)	03/25/42	115	126,431
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.565%(c)	03/25/42	60	63,843
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.315%(c)	09/26/33	200	200,000
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	11/25/41	40	39,350
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	10/25/50	45	45,276
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.815%(c)	10/25/33	100	103,255
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	08/25/33	220	217,134

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/33		145	$143,007
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	09/25/41		430	421,460
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.665%(c)	12/25/41		200	193,250
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.715%(c)	02/25/42		200	201,006
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		68	11,330
Series 4910, Class MI, IO
4.000%	08/25/49		88	17,334
Series 5020, Class IH, IO
3.000%	08/25/50		410	66,518
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		872	793,634
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49		294	247,158

Total Residential Mortgage-Backed Securities (cost $3,590,550)				3,532,862
Sovereign Bonds — 4.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.875%	09/15/31		200	159,082
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	839,562
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	543	333,055
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	117	55,732
Sr. Unsec’d. Notes, Series 152
2.750%	11/21/28	AUD	2,620	1,576,618
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	309	183,261
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	2,426	824,119
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,263	1,310,762
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	647	378,932
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	112,356
6.350%	11/30/41	EUR	200	236,118
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
6.000%	04/01/33	CLP	180,000	$199,006
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,361	3,260,607
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	100	103,009
4.625%	09/23/34	EUR	600	612,643
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	300	305,589
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	05/15/36	EUR	343	251,661
1.700%	08/15/32	EUR	321	310,531
1.800%	08/15/53	EUR	366	294,606
3.250%	07/04/42	EUR	65	70,742
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,500	3,691,594
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	211,707
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	505	361,704
Canadian Government Bond (Canada),
Bonds
1.750%	12/01/53	CAD	558	259,712
3.500%	12/01/45	CAD	939	648,486
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	1,852,663
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,600	2,646,510
Colombian TES (Colombia),
Bonds, Series B
9.250%	05/28/42	COP	496,700	96,801
13.250%	02/09/33	COP	766,200	202,193
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	325,515
1.500%	06/17/31	EUR	1,500	1,323,143
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,410	1,595,795
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	6,900	268,903
Bonds, Series 103
2.000%	10/13/33	CZK	2,970	100,646
Bonds, Series 138
1.750%	06/23/32	CZK	3,380	114,922

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,938	$319,316
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	140	147,867
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	817	620,604
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	345	349,215
0.000%	12/15/26	EUR	700	665,333
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,350	1,319,632
0.000%	04/22/31	EUR	315	258,431
0.000%	07/04/35	EUR	872	609,759
0.200%	06/04/36	EUR	1	695
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	180	155,635
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	490	249,101
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.125%	04/15/52	EUR	181	76,518
3.000%	09/15/33	EUR	498	508,235
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/27	EUR	1,890	1,797,563
0.000%	11/25/31	EUR	4,336	3,529,272
0.750%	05/25/52	EUR	1,175	584,794
2.000%	11/25/32	EUR	979	927,550
Bonds, 144A
2.500%	05/25/43	EUR	1,056	915,611
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	102	66,363
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	2,640	2,153,601
1.875%	01/24/52	EUR	2,060	1,217,138
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	128,134
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	279,833
Hungary Government Bond (Hungary),
Bonds, Series 26/H
9.500%	10/21/26	HUF	117,980	330,287
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,290	187,565
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,900	1,490,049
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	182,138
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	300	$263,095
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,040	790,864
5.650%	01/11/53		200	190,604
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,790	2,879,789
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	9,524,000	600,835
Bonds, Series 089
6.875%	08/15/51	IDR	2,587,000	163,204
Bonds, Series 090
5.125%	04/15/27	IDR	8,457,000	523,398
Bonds, Series 092
7.125%	06/15/42	IDR	3,818,000	248,585
Ireland Government Bond (Ireland),
Sr. Unsec’d. Notes
0.200%	10/18/30	EUR	514	442,317
Unsec’d. Notes
1.500%	05/15/50	EUR	292	194,396
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,645	399,132
Bonds, Series 1152
2.800%	11/29/52	ILS	249	46,976
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	294	234,404
6.875%	10/21/34	GBP	100	133,068
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	1,555	1,491,931
2.650%	12/01/27	EUR	2,337	2,339,107
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	1,422	777,577
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	204,150	932,865
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	659,450	4,430,364
Bonds, Series 361
0.100%	12/20/30	JPY	190,550	1,233,742
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	221,350	1,708,731
Bonds, Series 51
0.300%	06/20/46	JPY	18,750	96,054
Bonds, Series 56
0.800%	09/20/47	JPY	13,550	77,112
Bonds, Series 65
0.400%	12/20/49	JPY	454,350	2,255,971

A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Japan Government Twenty Year Bond (Japan),
Bonds, Series 162
0.600%	09/20/37	JPY	186,500	$1,167,727
Bonds, Series 174
0.400%	09/20/40	JPY	403,100	2,326,313
Bonds, Series 181
0.900%	06/20/42	JPY	231,750	1,425,504
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	503,578
2.375%	11/09/28	EUR	800	754,538
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	355	331,752
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	1,237	1,010,404
Sr. Unsec’d. Notes, Series 98, 144A
3.300%	06/22/54	EUR	270	251,512
Sr. Unsec’d. Notes, Series 99, 144A
3.450%	06/22/43	EUR	379	375,383
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		400	386,400
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	673,120	468,580
Bonds, Series 3112
2.375%	12/10/31	KRW	593,060	390,110
Bonds, Series 4009
1.500%	09/10/40	KRW	1,180,990	607,557
Bonds, Series 5203
2.500%	03/10/52	KRW	1,412,230	796,048
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	937,490	683,091
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,802,780	1,254,107
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	905,040	581,223
Latvia Government International Bond (Latvia),
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	234,982
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	463,906
2.125%	06/01/32	EUR	300	269,266
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	710	141,442
Bonds, Series 0122
3.582%	07/15/32	MYR	1,203	248,809
Bonds, Series 0123
4.457%	03/31/53	MYR	254	54,203
Bonds, Series 0307
3.502%	05/31/27	MYR	4,246	897,988
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	17,603	871,489
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
8.000%	07/31/53	MXN	2,183	$102,485
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	15,356	826,367
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,080	1,762,145
6.350%	02/09/35		550	537,015
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	692	663,020
0.000%	01/15/38	EUR	1,908	1,265,418
0.000%	01/15/52	EUR	166	72,287
New Zealand Government Bond (New Zealand),
Bonds, Series 0433
3.500%	04/14/33	NZD	2,823	1,462,911
Bonds, Series 0534
4.250%	05/15/34	NZD	2,317	1,263,160
Bonds, Series 0551
2.750%	05/15/51	NZD	1,382	503,278
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	20,001	1,725,486
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	966	218,069
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,820	1,395,965
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	906,362
1.200%	04/28/33	EUR	800	630,163
1.750%	04/28/41	EUR	285	190,085
1.950%	01/06/32		200	152,250
5.000%	07/17/33		200	192,066
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	316	240,165
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	651	624,914
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	806	539,843
Unsec’d. Notes
3.100%	06/01/50	CAD	150	81,488
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	322	231,662
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	215	108,432
4.200%	07/06/33		1,614	1,510,280
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		661	619,796
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	2,921	3,054,522

A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Unsec’d. Notes
2.150%	06/02/31	CAD	1,000	$616,602
3.450%	06/02/45	CAD	787	465,710
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	350	203,435
2.750%	04/12/27		1,302	1,209,932
Unsec’d. Notes
3.100%	12/01/51	CAD	302	164,645
3.500%	12/01/45	CAD	579	344,890
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	1,322	822,621
4.500%	08/22/35	AUD	350	211,249
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	333	290,610
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	580	569,643
1.500%	02/20/47	EUR	500	348,959
2.900%	02/20/33	EUR	429	434,356
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	115	87,859
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		1,390	1,189,722
3.875%	05/06/51		1,500	977,214
4.000%	10/17/49		475	326,478
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	318,999
6.000%	08/04/28	GBP	958	1,177,085
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,140	1,081,561
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	741	123,695
Bonds, Series 0527
3.750%	05/25/27	PLN	1,385	302,810
Bonds, Series 0726
2.500%	07/25/26	PLN	2,621	560,755
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33		205	190,060
5.500%	04/04/53		235	212,106
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	905	207,866
Bonds, Series 15Y
7.900%	02/24/38	RON	235	53,701
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	25	22,662
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		132	133,579
7.625%	01/17/53		36	36,680
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	$24,603
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,100	878,430
3.375%	01/28/50	EUR	50	31,105
3.875%	10/29/35	EUR	25	20,502
4.125%	03/11/39	EUR	90	71,506
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	24,150
3.000%	02/27/27		200	181,660
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	441,438
Sr. Unsec’d. Notes, 144A
5.500%	10/25/32		200	199,694
Sr. Unsec’d. Notes, 144A, MTN
4.750%	01/18/28		400	390,036
4.875%	07/18/33		365	346,440
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,700	1,452,041
5.000%	01/18/53		200	165,754
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	2,860	2,726,804
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	114	78,432
3.500%	03/01/27	SGD	652	478,006
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	221	124,808
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	131	118,417
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		645	623,580
Spain Government Bond (Spain),
Bonds, 144A
3.550%	10/31/33	EUR	450	461,373
Sr. Unsec’d. Notes
0.000%	01/31/27	EUR	1,237	1,166,781
0.000%	01/31/28	EUR	2,048	1,867,560
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	716	496,329
1.000%	10/31/50(k)	EUR	2,300	1,137,505
1.900%	10/31/52	EUR	343	211,588
2.900%	10/31/46	EUR	437	362,952
3.900%	07/30/39	EUR	369	373,080
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	677	465,665
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	3,415	280,704
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	236	274,882

A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
3.250%	06/27/27	CHF	705	$831,695
3.500%	04/08/33	CHF	593	789,602
Thailand Government Bond (Thailand),
Bonds
0.950%	06/17/25	THB	28,887	768,432
2.750%	06/17/52	THB	5,763	131,568
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	17,487	528,594
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	1,495	410,953
United Kingdom Gilt (United Kingdom),
Bonds
0.875%	10/22/29	GBP	2,237	2,242,309
0.875%	07/31/33	GBP	874	766,787
1.250%	07/22/27	GBP	2,146	2,336,942
1.500%	07/22/47	GBP	790	509,670
3.250%	01/22/44	GBP	553	534,624
4.000%	10/22/63	GBP	499	526,047
4.125%	01/29/27	GBP	263	316,208
4.250%	12/07/46	GBP	1,386	1,541,857
Unsec’d. Notes
3.750%	01/29/38	GBP	2,185	2,398,394
3.750%	10/22/53	GBP	1,526	1,534,574
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34		200	204,128

Total Sovereign Bonds (cost $182,993,708)				148,551,884
U.S. Government Agency Obligations — 1.6%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		250	180,220
2.000%	06/01/35		216	186,202
2.000%	12/01/35		731	628,407
2.000%	05/01/36		188	161,468
2.000%	06/01/36		67	58,013
2.000%	03/01/51		54	41,925
2.000%	08/01/51		195	149,599
2.500%	06/01/30		59	54,134
2.500%	07/01/30		25	23,236
2.500%	11/01/35		73	64,624
2.500%	06/01/50		235	187,835
2.500%	07/01/50		191	153,115
2.500%	01/01/51		673	538,828
3.000%	06/01/30		16	15,197
3.000%	09/01/35		60	53,978
3.000%	01/01/37		40	35,548
3.000%	02/01/37		64	56,858
3.000%	08/01/46		186	157,066
3.000%	09/01/46		312	264,332
3.000%	02/01/47		64	54,019
3.500%	10/01/30		15	13,995
3.500%	08/01/33		89	83,471
3.500%	08/01/42		79	69,828
3.500%	01/01/44		81	71,823
3.500%	07/01/45		85	74,405
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	09/01/47	277	$240,403
3.500%	11/01/47	514	450,258
3.500%	03/01/48	418	366,421
4.000%	01/01/33	125	118,925
4.000%	06/01/42	37	34,285
4.000%	09/01/44	77	69,643
4.000%	04/01/45	19	17,288
4.000%	05/01/45	52	47,603
4.000%	02/01/46	209	188,237
4.000%	05/01/46	62	56,634
4.000%	01/01/47	85	77,291
4.000%	04/01/52	1,925	1,715,771
4.000%	07/01/52	143	127,387
4.500%	12/01/34	20	18,534
4.500%	03/01/41	99	94,043
4.500%	07/01/41	28	26,094
4.500%	03/01/44	34	32,035
4.500%	12/01/45	70	65,931
4.500%	09/01/50	166	154,860
4.500%	11/01/52	755	694,076
5.000%	02/01/42	94	92,097
5.000%	08/01/52	260	245,719
5.000%	01/01/53	454	428,874
5.000%	04/01/53	122	114,805
5.500%	08/01/40	6	6,300
5.500%	11/01/52	95	91,648
6.000%	12/01/52	160	159,276
6.000%	03/01/53	72	71,564
6.250%	07/15/32(k)	125	138,188
6.750%	03/15/31(k)	1,280	1,432,047
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29	373	274,353
Federal National Mortgage Assoc.
1.500%	TBA	250	179,590
1.500%	11/01/41	262	202,105
2.000%	TBA	1,805	1,372,787
2.000%	04/01/30	7	5,952
2.000%	04/01/31	27	24,412
2.000%	05/01/36	93	80,131
2.000%	05/01/36	101	86,907
2.000%	05/01/36	213	184,582
2.000%	06/01/36	252	217,322
2.000%	08/01/36	34	29,438
2.000%	08/01/36	177	152,714
2.000%	09/01/36	128	110,200
2.000%	12/01/36	94	81,024
2.000%	02/01/37	140	120,971
2.000%	03/01/37	602	519,952
2.000%	06/01/40	106	85,706
2.000%	11/01/40	25	20,592
2.000%	12/01/40	192	155,641
2.000%	11/01/41	840	674,298
2.000%	07/01/50	144	110,189
2.000%	02/01/51	2,030	1,550,541
2.000%	03/01/51	127	98,211
2.000%	03/01/51	153	118,150
2.000%	05/01/51	405	309,045

A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	05/01/51	1,774	$1,361,079
2.000%	07/01/51	827	631,693
2.000%	08/01/51	369	283,259
2.500%	TBA	1,345	1,067,434
2.500%	05/01/30	7	5,949
2.500%	05/01/30	41	36,954
2.500%	06/01/30	16	14,464
2.500%	07/01/30	33	31,161
2.500%	07/01/30	39	35,771
2.500%	07/01/30	41	37,455
2.500%	02/01/36	226	199,900
2.500%	05/01/36	204	179,804
2.500%	04/01/37	361	312,057
2.500%	06/01/40	318	264,860
2.500%	04/01/45	9	7,451
2.500%	09/01/46	9	6,893
2.500%	04/01/50	112	89,629
2.500%	11/01/50	415	334,517
2.500%	07/01/51	1,033	826,424
2.500%	09/01/51	698	560,053
2.500%	10/01/51	665	530,614
2.500%	11/01/51	520	417,685
2.500%	12/01/51	454	364,900
2.500%	01/01/52	701	560,345
2.500%	04/01/52	453	361,820
3.000%	06/01/30	51	47,989
3.000%	07/01/30	6	5,542
3.000%	07/01/30	31	28,683
3.000%	07/01/30	36	33,590
3.000%	09/01/30	36	33,792
3.000%	11/01/30	18	16,415
3.000%	03/01/31	59	55,304
3.000%	06/01/32	93	86,093
3.000%	07/01/33	58	53,526
3.000%	03/01/35	19	16,646
3.000%	05/01/35	180	162,958
3.000%	09/01/35	30	27,190
3.000%	02/01/37	32	28,837
3.000%	05/01/45	261	221,041
3.000%	06/01/45	179	151,384
3.000%	07/01/45	53	45,104
3.000%	08/01/45	170	144,099
3.000%	01/01/46	29	24,907
3.000%	04/01/46	265	226,459
3.000%	10/01/46	63	53,427
3.000%	10/01/46	94	79,584
3.000%	11/01/46	241	203,690
3.000%	12/01/46	99	84,354
3.000%	12/01/46	411	347,216
3.000%	08/01/50	73	60,649
3.000%	08/01/50	165	137,081
3.000%	10/01/50	126	104,528
3.000%	12/01/50	172	143,456
3.000%	12/01/50	391	328,872
3.000%	05/01/51	393	328,579
3.000%	12/01/51	188	156,567
3.000%	06/01/52	1,929	1,598,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	TBA	25	$23,114
3.500%	12/01/29	26	24,379
3.500%	05/01/30	20	19,061
3.500%	10/01/30	35	32,462
3.500%	01/01/35	7	6,542
3.500%	02/01/36	90	82,530
3.500%	02/01/37	28	25,387
3.500%	06/01/43	184	162,880
3.500%	08/01/47	46	40,562
3.500%	09/01/47	122	107,086
3.500%	09/01/47	197	172,189
3.500%	01/01/48	580	507,681
3.500%	03/01/48	64	55,807
3.500%	10/01/50	1,874	1,631,623
3.500%	07/01/51	185	161,251
3.500%	09/01/57	433	368,556
3.500%	05/01/58	169	143,357
4.000%	04/01/35	30	27,573
4.000%	03/01/41	65	59,333
4.000%	11/01/42	94	85,820
4.000%	06/01/44	36	32,899
4.000%	03/01/45	24	22,222
4.000%	01/01/46	78	70,878
4.000%	03/01/46	151	137,775
4.000%	04/01/47	73	65,971
4.000%	12/01/47	80	72,577
4.000%	06/01/48	414	375,278
4.000%	02/01/49	246	221,577
4.500%	TBA	1,320	1,265,092
4.500%	03/01/40	6	6,056
4.500%	08/01/40	36	33,898
4.500%	02/01/41	32	29,913
4.500%	06/01/41	94	88,637
4.500%	09/01/41	17	16,092
4.500%	01/01/43	48	44,937
4.500%	03/01/44	21	19,480
4.500%	06/01/44	6	5,533
4.500%	06/01/48	72	66,924
4.500%	01/01/51	203	190,536
5.000%	TBA	1,025	967,023
5.000%	05/01/38	50	48,553
5.000%	08/01/52	474	448,317
5.500%	TBA	75	72,478
5.500%	07/01/38	27	27,010
5.500%	05/01/39	34	34,138
5.500%	05/01/40	17	17,029
5.500%	11/01/52	518	500,806
6.000%	TBA	350	345,406
6.000%	02/01/36	20	20,495
6.000%	11/01/38	18	18,614
6.000%	09/01/39	44	45,094
6.000%	06/01/40	25	25,868
6.000%	05/01/53	121	120,415
6.500%	TBA	300	301,359
6.625%	11/15/30(k)	585	647,393
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	139	85,771

A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Government National Mortgage Assoc.
2.000%	TBA	925	$731,147
2.000%	10/20/50	377	299,833
2.000%	11/20/50	284	221,427
2.500%	TBA	900	735,502
2.500%	01/20/47	40	33,136
2.500%	12/20/51	596	487,179
2.500%	10/20/52	756	618,380
3.000%	11/20/43	177	152,340
3.000%	01/15/45	23	19,413
3.000%	03/15/45	23	19,476
3.000%	01/20/47	227	195,706
3.000%	06/20/47	347	298,798
3.000%	08/20/47	142	121,710
3.000%	04/20/51	574	488,688
3.000%	07/20/51	347	294,536
3.000%	01/20/52	434	368,295
3.500%	TBA	1,002	877,611
3.500%	04/15/45	23	20,637
3.500%	07/20/47	413	366,400
3.500%	08/20/47	180	159,632
4.000%	TBA	160	144,144
4.000%	03/15/44	50	46,636
4.000%	01/20/46	70	64,486
4.000%	02/20/46	24	22,418
4.000%	03/20/46	110	100,955
4.000%	07/20/47	193	177,010
4.000%	12/20/47	71	65,130
4.000%	11/20/48	254	232,456
4.500%	TBA	505	466,514
4.500%	10/15/41	27	26,196
4.500%	07/20/44	104	99,190
4.500%	04/20/45	119	112,719
5.000%	TBA	850	805,441
5.000%	06/15/38	15	15,001
5.000%	06/15/39	26	25,893
5.000%	12/15/39	21	20,860
5.000%	10/20/42	7	6,602
5.000%	03/15/44	88	85,826
5.500%	TBA	925	897,611

Total U.S. Government Agency Obligations (cost $58,034,260)			51,231,601
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bonds
1.375%	11/15/40	1,119	661,958
1.750%	08/15/41(h)(k)	15,206	9,470,487
2.000%	08/15/51	8,901	5,138,937
2.250%	05/15/41(h)(k)	24,180	16,589,747
2.375%	05/15/51(h)	300	190,359
3.375%	08/15/42(h)(k)	2,025	1,642,148
3.875%	02/15/43(h)(k)	805	700,979
4.000%	11/15/42(h)	434	385,446
4.000%	11/15/52	1,950	1,729,102
U.S. Treasury Notes
1.250%	06/30/28(k)	885	757,850
1.500%	11/30/28(k)	765	655,569
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.875%	08/15/28(k)	1,025	$946,363
3.625%	03/31/28	3,592	3,443,830
3.750%	04/15/26	2,397	2,331,082
3.875%	08/15/33	1,857	1,754,575
4.125%	11/15/32(k)	844	814,064
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	414,389
1.961%(s)	11/15/40(k)	7,920	3,318,975
1.963%(s)	08/15/41(h)	10,630	4,269,440
2.068%(s)	05/15/43(k)	5,210	1,921,391
2.117%(s)	05/15/44(k)	1,630	574,448
2.121%(s)	08/15/44	820	285,655
3.844%(s)	02/15/43	5,625	2,101,685
3.930%(s)	02/15/41	1,165	480,927

Total U.S. Treasury Obligations (cost $83,456,331)			60,579,406

Total Long-Term Investments (cost $2,888,030,722)			2,769,249,418

	Shares
Short-Term Investments — 12.8%
Affiliated Mutual Funds — 10.3%
PGIM Core Ultra Short Bond Fund(wa)	283,463,787	283,463,787
PGIM Institutional Money Market Fund (cost $38,770,909; includes $38,530,860 of cash collateral for securities on loan)(b)(wa)	38,794,217	38,770,940

Total Affiliated Mutual Funds (cost $322,234,696)		322,234,727

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 1.3%
AT&T, Inc.
5.613%	11/21/23	3,800	3,769,315
5.619%	11/20/23	3,100	3,075,439
Consolidated Edison Co. of New York, Inc.
5.530%	10/24/23	3,850	3,835,255
Crown Castle International Corp.
6.033%	10/31/23	2,725	2,710,852
Engie SA
5.411%	11/21/23	5,025	4,985,554
General Motors Financial Co., Inc.
5.751%	11/06/23	3,445	3,424,153
NiSource, Inc.
5.565%	10/03/23	4,500	4,497,287
Oracle Corp.
5.472%	10/05/23	2,250	2,247,983
O’Reilly Automotive, Inc.
5.574%	10/25/23	4,525	4,506,957
Ovintiv, Inc.
6.304%	10/20/23	3,075	3,064,577
Paramount Global
5.929%	11/01/23	2,700	2,685,390

A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper(n) (continued)
Walt Disney Co.
5.619%	01/04/24		3,425	$3,375,175

Total Commercial Paper (cost $42,191,200)				42,177,937
Foreign Treasury Obligation(n) — 0.3%
Japan Treasury Discount Bills, Series 1171
(0.121)%	10/23/23	JPY	1,617,000	10,821,509
(cost $11,407,906)
U.S. Treasury Obligation(k)(n) — 0.5%
U.S. Treasury Bills
5.330%	12/14/23		14,300	14,146,233
(cost $14,145,532)

	Shares
Unaffiliated Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	12,114,691	12,114,691
(cost $12,114,691)
Option Purchased*~ — 0.0%
(cost $26,110)		29,750

Total Short-Term Investments (cost $402,120,135)		401,524,847

TOTAL INVESTMENTS—100.9% (cost $3,290,150,857)		3,170,774,265

Liabilities in excess of other assets(z) — (0.9)%		(28,275,083)

Net Assets — 100.0%		$3,142,499,182

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
ANZ	Australia and New Zealand Banking Group
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CWMC	CIBC World Markets Corp
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
JPS	J.P. Morgan Securities LLC
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps

A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
MASTR	Morgan Stanley Structured Asset Security
MSC	Morgan Stanley & Co. LLC
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NWM	NatWest Markets PLC
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCS	Standard Chartered Securities
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $557 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,688,006; cash collateral of $38,530,860 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $792,668. The aggregate value of $644,093 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/18/23	$(1,709)		$(1,465,301)
Federal National Mortgage Assoc.	2.500%	TBA	10/18/23	(590)		(519,845)
Federal National Mortgage Assoc.	3.000%	TBA	10/12/23	(2,050)		(1,694,853)
Federal National Mortgage Assoc.	3.000%	TBA	10/18/23	(75)		(67,834)
Federal National Mortgage Assoc.	3.500%	TBA	10/12/23	(2,920)		(2,510,972)
Federal National Mortgage Assoc.	4.000%	TBA	10/12/23	(2,819)		(2,509,571)
Federal National Mortgage Assoc.	4.000%	TBA	10/18/23	(50)		(47,193)
Federal National Mortgage Assoc.	4.500%	TBA	10/12/23	(385)		(353,478)
Government National Mortgage Assoc.	3.000%	TBA	10/23/23	(530)		(449,134)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $9,829,367)						$(9,618,181)
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/23	$107.00		112		112	$29,750
(cost $26,110)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
56	3 Month CME SOFR	Dec. 2023	$13,248,200	$4,448
185	3 Month CME SOFR	Mar. 2024	43,729,375	(21,909)
56	3 Month CME SOFR	Jun. 2024	13,247,500	(9,902)
603	2 Year U.S. Treasury Notes	Dec. 2023	122,234,696	(201,482)
15	5 Year Euro-Bobl	Dec. 2023	1,835,650	608
9	5 Year Government of Canada Bond	Dec. 2023	715,494	(9,391)
1,336	5 Year U.S. Treasury Notes	Dec. 2023	140,760,132	(743,209)
48	10 Year Canadian Government Bonds	Dec. 2023	4,068,647	(82,919)
1,641	10 Year U.S. Treasury Notes	Dec. 2023	177,330,563	(3,015,066)
340	20 Year U.S. Treasury Bonds	Dec. 2023	38,685,625	(2,127,304)
734	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	87,116,625	(5,873,524)
364	Euro Schatz Index	Dec. 2023	40,404,247	18,357
41	Euro-BTP Italian Government Bond	Dec. 2023	4,756,494	(99,753)
135	Mini MSCI EAFE Index	Dec. 2023	13,780,125	(479,547)
37	Russell 2000 E-Mini Index	Dec. 2023	3,327,410	(136,030)
225	S&P 500 E-Mini Index	Dec. 2023	48,661,875	(1,871,028)
				(14,647,651)
Short Positions:
58	3 Year Australian Treasury Bonds	Dec. 2023	3,928,291	8,798
22	3 Year Korea Treasury Bonds	Dec. 2023	1,680,080	2,038
92	5 Year Euro-Bobl	Dec. 2023	11,258,655	152,947
274	5 Year U.S. Treasury Notes	Dec. 2023	28,868,470	206,713
140	10 Year Australian Treasury Bonds	Dec. 2023	10,079,006	220,258
159	10 Year Euro-Bund	Dec. 2023	21,624,738	344,161
8	10 Year Korea Treasury Bonds	Dec. 2023	639,692	6,074
116	10 Year U.K. Gilt	Dec. 2023	13,326,615	107,934
180	10 Year U.S. Treasury Notes	Dec. 2023	19,451,250	(13,473)
340	10 Year U.S. Ultra Treasury Notes	Dec. 2023	37,931,250	1,095,300
19	20 Year U.S. Treasury Bonds	Dec. 2023	2,161,844	(3,153)
A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
18	30 Year Euro Buxl	Dec. 2023	$2,328,572	$87,148
89	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	10,563,188	529,921
95	British Pound Currency	Dec. 2023	7,249,688	212,099
466	Euro Currency	Dec. 2023	61,817,813	993,931
312	Euro Schatz Index	Dec. 2023	34,632,211	154,279
18	Euro-OAT	Dec. 2023	2,344,558	49,544
				4,154,519
				$(10,493,132)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	BNP	AUD	1,050	$674,834	$675,215	$381	$—
Expiring 10/04/23	BNP	AUD	765	489,103	491,943	2,840	—
Expiring 10/04/23	CA	AUD	1,782	1,142,380	1,145,937	3,557	—
Expiring 10/04/23	GSI	AUD	3,070	1,989,581	1,974,201	—	(15,380)
Expiring 10/04/23	JPS	AUD	410	264,208	263,655	—	(553)
Expiring 10/04/23	MSC	AUD	12,192	7,914,754	7,840,214	—	(74,540)
Expiring 10/04/23	MSC	AUD	4,570	2,962,971	2,938,794	—	(24,177)
Expiring 10/04/23	MSC	AUD	2,325	1,482,497	1,495,120	12,623	—
Expiring 10/04/23	MSC	AUD	1,550	988,595	996,747	8,152	—
Expiring 10/04/23	MSC	AUD	775	495,347	498,373	3,026	—
Expiring 10/04/23	SSB	AUD	1,540	998,328	990,316	—	(8,012)
Expiring 10/04/23	SSB	AUD	1,045	673,482	672,000	—	(1,482)
Expiring 10/04/23	SSB	AUD	1,040	676,815	668,784	—	(8,031)
Expiring 10/04/23	TD	AUD	7,634	4,891,104	4,909,137	18,033	—
Expiring 10/04/23	TD	AUD	1,683	1,078,298	1,082,273	3,975	—
Expiring 10/04/23	UAG	AUD	655	422,889	421,206	—	(1,683)
Expiring 10/04/23	UAG	AUD	653	419,858	419,919	61	—
Expiring 10/04/23	UAG	AUD	500	326,214	321,532	—	(4,682)
Expiring 10/19/23	CITI	AUD	594	380,999	382,067	1,068	—
Expiring 10/19/23	MSI	AUD	580	377,000	373,013	—	(3,987)
Expiring 11/03/23	JPS	AUD	845	544,119	543,987	—	(132)
Expiring 11/03/23	TD	AUD	7,752	4,971,846	4,990,517	18,671	—
Expiring 11/03/23	UAG	AUD	137	87,802	88,196	394	—
Expiring 11/03/23	UAG	AUD	120	77,040	77,252	212	—
Expiring 11/03/23	UAG	AUD	57	36,599	36,695	96	—
Expiring 11/03/23	UAG	AUD	57	36,633	36,695	62	—
Expiring 11/03/23	UAG	AUD	57	36,656	36,695	39	—
Expiring 11/03/23	UAG	AUD	57	36,628	36,695	67	—
Expiring 11/03/23	UAG	AUD	6	3,859	3,862	3	—
Brazilian Real,
Expiring 10/03/23	BOA	BRL	6,393	1,307,683	1,271,009	—	(36,674)
Expiring 10/03/23	CITI	BRL	6,393	1,276,659	1,271,008	—	(5,651)
Expiring 10/03/23	GSI	BRL	3,909	782,000	777,119	—	(4,881)
Expiring 11/03/23	CITI	BRL	6,393	1,268,666	1,265,581	—	(3,085)
British Pound,
Expiring 10/04/23	BARC	GBP	2,004	2,534,958	2,445,151	—	(89,807)
Expiring 10/04/23	BARC	GBP	626	767,821	763,804	—	(4,017)
Expiring 10/04/23	BNP	GBP	437	535,782	533,199	—	(2,583)
Expiring 10/04/23	BNP	GBP	269	341,222	328,216	—	(13,006)
A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/04/23	BNP	GBP	224	$284,141	$273,311	$—	$(10,830)
Expiring 10/04/23	CITI	GBP	1,246	1,532,482	1,520,288	—	(12,194)
Expiring 10/04/23	CITI	GBP	243	303,619	296,493	—	(7,126)
Expiring 10/04/23	CWMC	GBP	250	306,891	305,034	—	(1,857)
Expiring 10/04/23	GSI	GBP	796	986,899	971,228	—	(15,671)
Expiring 10/04/23	HSBC	GBP	541	669,069	660,093	—	(8,976)
Expiring 10/04/23	HSBC	GBP	443	545,049	540,520	—	(4,529)
Expiring 10/04/23	JPS	GBP	395	493,583	481,953	—	(11,630)
Expiring 10/04/23	MSC	GBP	1,021	1,254,558	1,245,758	—	(8,800)
Expiring 10/04/23	MSC	GBP	395	493,423	481,953	—	(11,470)
Expiring 10/04/23	SSB	GBP	779	986,713	950,486	—	(36,227)
Expiring 10/04/23	TD	GBP	17,571	21,496,361	21,438,992	—	(57,369)
Expiring 10/04/23	TD	GBP	2,837	3,470,786	3,461,523	—	(9,263)
Expiring 10/04/23	UAG	GBP	294	372,172	358,720	—	(13,452)
Expiring 10/04/23	UAG	GBP	268	339,177	326,996	—	(12,181)
Expiring 10/19/23	HSBC	GBP	487	601,791	594,146	—	(7,645)
Expiring 11/02/23	MSI	GBP	95	116,194	116,304	110	—
Expiring 11/03/23	BARC	GBP	645	791,180	787,134	—	(4,046)
Expiring 11/03/23	BNP	GBP	647	792,975	789,574	—	(3,401)
Expiring 11/03/23	CITI	GBP	647	792,722	789,574	—	(3,148)
Expiring 11/03/23	TD	GBP	2,772	3,391,858	3,382,844	—	(9,014)
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	1,294	961,153	952,765	—	(8,388)
Expiring 10/04/23	BOA	CAD	1,401	1,040,669	1,031,549	—	(9,120)
Expiring 10/04/23	CITI	CAD	1,330	990,362	979,271	—	(11,091)
Expiring 10/04/23	DB	CAD	3,397	2,513,193	2,501,191	—	(12,002)
Expiring 10/04/23	DB	CAD	1,971	1,458,199	1,451,235	—	(6,964)
Expiring 10/04/23	JPS	CAD	1,350	991,667	993,997	2,330	—
Expiring 10/04/23	JPS	CAD	1,335	987,099	982,953	—	(4,146)
Expiring 10/04/23	JPS	CAD	910	672,286	670,027	—	(2,259)
Expiring 10/04/23	JPS	CAD	910	674,622	670,027	—	(4,595)
Expiring 10/04/23	MSC	CAD	790	585,464	581,672	—	(3,792)
Expiring 10/04/23	SSB	CAD	1,340	988,702	986,635	—	(2,067)
Expiring 10/04/23	TD	CAD	12,328	9,128,471	9,077,034	—	(51,437)
Expiring 10/04/23	TD	CAD	969	717,512	713,469	—	(4,043)
Expiring 10/19/23	MSI	CAD	337	249,567	248,436	—	(1,131)
Expiring 10/19/23	SSB	CAD	1,006	761,056	741,227	—	(19,829)
Expiring 11/03/23	BARC	CAD	2,952	2,190,386	2,174,466	—	(15,920)
Expiring 11/03/23	BARC	CAD	612	454,104	450,804	—	(3,300)
Expiring 11/03/23	BNP	CAD	1,065	787,423	784,487	—	(2,936)
Expiring 11/03/23	GSI	CAD	615	455,087	453,014	—	(2,073)
Expiring 11/03/23	TD	CAD	3,397	2,516,417	2,502,256	—	(14,161)
Chilean Peso,
Expiring 10/04/23	CITI	CLP	655,620	723,084	737,593	14,509	—
Expiring 10/04/23	CITI	CLP	195,106	215,183	219,501	4,318	—
Expiring 10/04/23	JPS	CLP	134,664	151,208	151,502	294	—
Chinese Renminbi,
Expiring 10/10/23	BARC	CNH	2,648	362,286	362,995	709	—
Expiring 10/10/23	BNP	CNH	1,644	227,245	225,364	—	(1,881)
Expiring 10/10/23	BNP	CNH	675	92,628	92,531	—	(97)
Expiring 10/10/23	CA	CNH	1,644	226,609	225,364	—	(1,245)
Expiring 10/10/23	GSI	CNH	2,634	361,135	361,076	—	(59)
Expiring 10/10/23	JPS	CNH	1,414	194,471	193,835	—	(636)
Expiring 10/10/23	SCS	CNH	2,933	400,656	402,064	1,408	—
Expiring 10/10/23	SCS	CNH	1,937	264,599	265,529	930	—
A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/10/23	SCS	CNH	1,414	$194,423	$193,835	$—	$(588)
Expiring 10/10/23	UAG	CNH	2,828	388,918	387,669	—	(1,249)
Expiring 11/16/23	BOA	CNH	15,942	2,192,000	2,188,658	—	(3,342)
Expiring 11/16/23	GSI	CNH	11,963	1,637,000	1,642,400	5,400	—
Expiring 11/16/23	GSI	CNH	11,461	1,576,000	1,573,543	—	(2,457)
Expiring 11/16/23	HSBC	CNH	9,060	1,250,000	1,243,907	—	(6,093)
Expiring 11/16/23	HSBC	CNH	5,453	751,000	748,700	—	(2,300)
Expiring 11/16/23	MSI	CNH	1,573	216,316	215,919	—	(397)
Expiring 01/24/24	BOA	CNH	3,231	478,631	445,385	—	(33,246)
Expiring 04/10/24	CA	CNH	3,231	457,564	447,736	—	(9,828)
Colombian Peso,
Expiring 10/04/23	BNP	COP	1,630,073	395,740	399,060	3,320	—
Expiring 10/04/23	BNP	COP	592,973	144,617	145,166	549	—
Expiring 10/04/23	BOA	COP	790,629	193,355	193,555	200	—
Expiring 10/04/23	CITI	COP	1,261,100	311,537	308,732	—	(2,805)
Expiring 10/04/23	CITI	COP	1,029,400	256,800	252,009	—	(4,791)
Expiring 10/04/23	CITI	COP	592,973	144,769	145,167	398	—
Expiring 11/03/23	BNP	COP	1,176,172	284,509	285,292	783	—
Expiring 11/03/23	BOA	COP	1,568,229	380,324	380,390	66	—
Expiring 11/03/23	CITI	COP	1,209,200	296,663	293,303	—	(3,360)
Expiring 11/03/23	CITI	COP	1,176,172	284,805	285,293	488	—
Expiring 11/03/23	GSI	COP	544,134	132,577	131,985	—	(592)
Expiring 12/20/23	BARC	COP	9,442,725	2,216,368	2,267,446	51,078	—
Expiring 12/20/23	HSBC	COP	5,522,610	1,370,630	1,326,124	—	(44,506)
Expiring 12/20/23	TD	COP	5,916,101	1,450,380	1,420,611	—	(29,769)
Czech Koruna,
Expiring 10/04/23	BARC	CZK	10,594	460,549	459,055	—	(1,494)
Expiring 10/04/23	BOA	CZK	5,878	258,169	254,703	—	(3,466)
Expiring 10/04/23	BOA	CZK	2,550	111,651	110,495	—	(1,156)
Expiring 10/04/23	BOA	CZK	2,550	111,742	110,495	—	(1,247)
Expiring 10/04/23	CITI	CZK	1,062	46,584	46,018	—	(566)
Expiring 10/04/23	MSC	CZK	4,747	206,695	205,695	—	(1,000)
Expiring 10/19/23	BARC	CZK	11,639	503,000	504,029	1,029	—
Expiring 10/19/23	BARC	CZK	3,531	166,046	152,915	—	(13,131)
Expiring 11/03/23	BARC	CZK	2,049	88,966	88,676	—	(290)
Danish Krone,
Expiring 10/04/23	CA	DKK	660	94,504	93,581	—	(923)
Expiring 10/04/23	DB	DKK	2,519	358,230	357,169	—	(1,061)
Euro,
Expiring 10/03/23	BNP	EUR	9,528	10,083,470	10,075,141	—	(8,329)
Expiring 10/03/23	BNP	EUR	1,082	1,156,601	1,144,588	—	(12,013)
Expiring 10/03/23	MSI	EUR	369	394,302	390,056	—	(4,246)
Expiring 10/04/23	BARC	EUR	924	992,849	977,096	—	(15,753)
Expiring 10/04/23	BNP	EUR	623	676,350	658,799	—	(17,551)
Expiring 10/04/23	BOA	EUR	2,766	2,962,530	2,924,944	—	(37,586)
Expiring 10/04/23	CITI	EUR	283	303,524	299,262	—	(4,262)
Expiring 10/04/23	CITI	EUR	78	83,186	82,482	—	(704)
Expiring 10/04/23	CWMC	EUR	50	53,251	52,873	—	(378)
Expiring 10/04/23	DB	EUR	76,684	81,350,988	81,090,535	—	(260,453)
Expiring 10/04/23	DB	EUR	10,969	11,959,784	11,599,318	—	(360,466)
Expiring 10/04/23	DB	EUR	907	984,667	959,120	—	(25,547)
Expiring 10/04/23	GSI	EUR	924	989,399	977,096	—	(12,303)
Expiring 10/04/23	HSBC	EUR	630	673,817	666,203	—	(7,614)
Expiring 10/04/23	JPS	EUR	921	991,499	973,924	—	(17,575)
Expiring 10/04/23	JPS	EUR	918	986,158	970,752	—	(15,406)
A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/23	JPS	EUR	918	$985,393	$970,752	$—	$(14,641)
Expiring 10/04/23	JPS	EUR	645	690,728	682,064	—	(8,664)
Expiring 10/04/23	JPS	EUR	630	674,474	666,202	—	(8,272)
Expiring 10/04/23	JPS	EUR	461	492,677	487,491	—	(5,186)
Expiring 10/04/23	JPS	EUR	454	493,803	480,088	—	(13,715)
Expiring 10/04/23	JPS	EUR	377	404,160	398,664	—	(5,496)
Expiring 10/04/23	JPS	EUR	81	86,435	85,655	—	(780)
Expiring 10/04/23	MSC	EUR	645	691,852	682,064	—	(9,788)
Expiring 10/04/23	MSC	EUR	461	495,307	487,491	—	(7,816)
Expiring 10/04/23	MSC	EUR	459	493,617	485,376	—	(8,241)
Expiring 10/04/23	MSC	EUR	405	440,339	428,273	—	(12,066)
Expiring 10/04/23	MSC	EUR	396	430,406	418,756	—	(11,650)
Expiring 10/04/23	NWM	EUR	847	901,648	895,672	—	(5,976)
Expiring 10/04/23	SCS	EUR	10,578	11,288,642	11,185,850	—	(102,792)
Expiring 10/04/23	SCS	EUR	6,400	6,814,009	6,767,767	—	(46,242)
Expiring 10/04/23	SCS	EUR	354	376,900	374,342	—	(2,558)
Expiring 10/04/23	SSB	EUR	619	672,385	654,570	—	(17,815)
Expiring 10/04/23	SSB	EUR	206	219,685	217,837	—	(1,848)
Expiring 10/04/23	TD	EUR	266	289,533	281,286	—	(8,247)
Expiring 10/04/23	UAG	EUR	462	493,829	488,548	—	(5,281)
Expiring 10/04/23	UAG	EUR	399	428,830	421,928	—	(6,902)
Expiring 10/04/23	UAG	EUR	398	429,978	420,870	—	(9,108)
Expiring 10/04/23	UAG	EUR	390	418,665	412,410	—	(6,255)
Expiring 10/19/23	BARC	EUR	1,017	1,077,680	1,076,368	—	(1,312)
Expiring 10/19/23	BARC	EUR	146	156,047	154,381	—	(1,666)
Expiring 10/19/23	CITI	EUR	700	778,974	740,699	—	(38,275)
Expiring 10/19/23	CITI	EUR	688	749,000	728,104	—	(20,896)
Expiring 10/19/23	JPM	EUR	707	771,778	748,466	—	(23,312)
Expiring 11/02/23	BARC	EUR	764	808,215	808,750	535	—
Expiring 11/03/23	DB	EUR	7,209	7,657,205	7,633,086	—	(24,119)
Expiring 11/03/23	DB	EUR	1,068	1,134,401	1,130,828	—	(3,573)
Expiring 11/03/23	GSI	EUR	2,411	2,555,937	2,552,832	—	(3,105)
Expiring 11/03/23	JPS	EUR	747	786,420	790,944	4,524	—
Expiring 11/03/23	JPS	EUR	746	796,081	789,885	—	(6,196)
Expiring 11/03/23	MSC	EUR	1,487	1,583,884	1,574,476	—	(9,408)
Expiring 11/03/23	SCS	EUR	238	251,287	252,001	714	—
Expiring 11/03/23	SSB	EUR	439	463,588	464,825	1,237	—
Expiring 11/03/23	SSB	EUR	95	100,617	100,588	—	(29)
Expiring 11/03/23	UAG	EUR	125	131,815	132,354	539	—
Hong Kong Dollar,
Expiring 10/04/23	MSC	HKD	3,025	386,749	386,325	—	(424)
Expiring 11/03/23	SCS	HKD	3,025	386,614	386,610	—	(4)
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	179,498	486,329	486,878	549	—
Expiring 10/04/23	BARC	HUF	77,882	221,703	211,251	—	(10,452)
Expiring 10/04/23	HSBC	HUF	4,640	12,728	12,586	—	(142)
Expiring 10/04/23	UAG	HUF	116,600	333,188	316,271	—	(16,917)
Expiring 10/19/23	CITI	HUF	504,484	1,407,993	1,364,404	—	(43,589)
Expiring 10/19/23	MSI	HUF	132,281	361,000	357,762	—	(3,238)
Expiring 11/03/23	BARC	HUF	75,982	204,696	204,925	229	—
Indian Rupee,
Expiring 10/04/23	BNP	INR	13,489	162,405	162,300	—	(105)
Expiring 10/04/23	DB	INR	163,381	1,967,071	1,965,798	—	(1,273)
Expiring 10/04/23	JPS	INR	57,300	692,280	689,433	—	(2,847)
Expiring 10/04/23	JPS	INR	50,060	604,516	602,321	—	(2,195)
A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/04/23	MSC	INR	64,411	$776,879	$774,993	$—	$(1,886)
Expiring 10/04/23	SCS	INR	12,816	154,755	154,202	—	(553)
Expiring 10/04/23	SCS	INR	12,816	154,755	154,202	—	(553)
Expiring 10/04/23	SCS	INR	12,816	154,741	154,202	—	(539)
Expiring 10/04/23	SCS	INR	11,812	142,623	142,122	—	(501)
Expiring 11/03/23	DB	INR	121,591	1,459,150	1,460,166	1,016	—
Expiring 12/20/23	JPM	INR	180,867	2,172,000	2,167,603	—	(4,397)
Expiring 12/20/23	JPM	INR	122,629	1,471,713	1,469,649	—	(2,064)
Expiring 12/20/23	JPM	INR	111,502	1,336,000	1,336,296	296	—
Expiring 12/20/23	MSI	INR	201,287	2,411,000	2,412,329	1,329	—
Indonesian Rupiah,
Expiring 10/04/23	BARC	IDR	30,048,261	1,935,226	1,941,751	6,525	—
Expiring 10/04/23	BARC	IDR	3,081,000	198,429	199,098	669	—
Expiring 10/04/23	JPS	IDR	2,339,762	152,378	151,198	—	(1,180)
Expiring 10/04/23	MSC	IDR	847,000	55,649	54,734	—	(915)
Expiring 11/03/23	JPS	IDR	4,866,056	315,568	314,217	—	(1,351)
Expiring 12/20/23	MSI	IDR	54,927,263	3,570,531	3,544,513	—	(26,018)
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	2,300	603,589	603,152	—	(437)
Expiring 10/04/23	BNP	ILS	4,560	1,192,102	1,195,814	3,712	—
Expiring 10/04/23	BNP	ILS	2,144	560,497	562,242	1,745	—
Expiring 10/04/23	GSI	ILS	288	75,467	75,525	58	—
Expiring 11/03/23	BNP	ILS	86	22,545	22,584	39	—
Expiring 11/03/23	GSI	ILS	994	260,783	261,030	247	—
Expiring 12/20/23	BARC	ILS	2,403	632,302	632,640	338	—
Japanese Yen,
Expiring 10/04/23	BARC	JPY	146,100	993,851	978,428	—	(15,423)
Expiring 10/04/23	BARC	JPY	145,100	986,265	971,730	—	(14,535)
Expiring 10/04/23	BARC	JPY	99,350	675,659	665,344	—	(10,315)
Expiring 10/04/23	BNP	JPY	2,455,132	16,468,697	16,441,950	—	(26,747)
Expiring 10/04/23	BNP	JPY	940,541	6,460,609	6,298,777	—	(161,832)
Expiring 10/04/23	BNP	JPY	98,600	679,400	660,322	—	(19,078)
Expiring 10/04/23	CA	JPY	145,100	990,011	971,730	—	(18,281)
Expiring 10/04/23	CBA	JPY	802,207	5,432,158	5,372,358	—	(59,800)
Expiring 10/04/23	CWMC	JPY	145,600	987,882	975,079	—	(12,803)
Expiring 10/04/23	CWMC	JPY	73,100	497,632	489,549	—	(8,083)
Expiring 10/04/23	DB	JPY	36,900	254,668	247,118	—	(7,550)
Expiring 10/04/23	GSI	JPY	198,400	1,351,196	1,328,679	—	(22,517)
Expiring 10/04/23	GSI	JPY	145,600	987,078	975,079	—	(11,999)
Expiring 10/04/23	GSI	JPY	145,100	987,987	971,731	—	(16,256)
Expiring 10/04/23	GSI	JPY	144,500	1,003,275	967,713	—	(35,562)
Expiring 10/04/23	JPS	JPY	290,600	1,970,677	1,946,141	—	(24,536)
Expiring 10/04/23	JPS	JPY	99,350	671,082	665,344	—	(5,738)
Expiring 10/04/23	MSC	JPY	436,700	2,960,722	2,924,568	—	(36,154)
Expiring 10/04/23	MSC	JPY	292,300	1,990,952	1,957,525	—	(33,427)
Expiring 10/04/23	MSC	JPY	200,970	1,366,707	1,345,891	—	(20,816)
Expiring 10/04/23	MSC	JPY	164,430	1,119,611	1,101,183	—	(18,428)
Expiring 10/04/23	MSC	JPY	145,200	989,940	972,400	—	(17,540)
Expiring 10/04/23	MSC	JPY	117,200	793,064	784,885	—	(8,179)
Expiring 10/04/23	MSC	JPY	72,600	494,160	486,200	—	(7,960)
Expiring 10/04/23	MSC	JPY	47,400	327,102	317,436	—	(9,666)
Expiring 10/19/23	BNP	JPY	49,627	353,581	333,264	—	(20,317)
Expiring 10/19/23	BNP	JPY	28,405	190,834	190,753	—	(81)
Expiring 10/19/23	BNYM	JPY	316,253	2,323,295	2,123,776	—	(199,519)
Expiring 10/19/23	BNYM	JPY	103,515	760,457	695,151	—	(65,306)
A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/19/23	CITI	JPY	54,571	$386,000	$366,467	$—	$(19,533)
Expiring 10/19/23	HSBC	JPY	38,203	264,266	256,552	—	(7,714)
Expiring 11/02/23	BARC	JPY	80,950	545,009	544,951	—	(58)
Expiring 11/02/23	BNP	JPY	1,273,241	8,580,277	8,571,381	—	(8,896)
Expiring 11/02/23	BOA	JPY	176,700	1,189,355	1,189,534	179	—
Expiring 11/02/23	DB	JPY	176,800	1,194,354	1,190,207	—	(4,147)
Expiring 11/02/23	GSI	JPY	293,600	1,984,531	1,976,498	—	(8,033)
Expiring 11/02/23	GSI	JPY	58,950	396,366	396,847	481	—
Expiring 11/02/23	JPS	JPY	117,200	794,388	788,983	—	(5,405)
Expiring 11/02/23	JPS	JPY	117,200	795,301	788,983	—	(6,318)
Expiring 11/02/23	MSC	JPY	118,100	795,271	795,042	—	(229)
Expiring 11/02/23	MSC	JPY	58,950	396,282	396,848	566	—
Expiring 11/02/23	SCS	JPY	244,658	1,653,583	1,647,022	—	(6,561)
Malaysian Ringgit,
Expiring 10/04/23	BNP	MYR	6,155	1,308,772	1,313,948	5,176	—
Expiring 10/04/23	DB	MYR	2,449	522,844	522,804	—	(40)
Mexican Peso,
Expiring 10/04/23	BARC	MXN	54,057	3,065,325	3,099,307	33,982	—
Expiring 10/04/23	BARC	MXN	25,270	1,479,569	1,448,832	—	(30,737)
Expiring 10/04/23	BARC	MXN	10,029	568,699	575,004	6,305	—
Expiring 10/04/23	BARC	MXN	6,800	389,194	389,871	677	—
Expiring 10/04/23	BOA	MXN	10,290	584,218	589,968	5,750	—
Expiring 10/04/23	GSI	MXN	25,270	1,481,069	1,448,831	—	(32,238)
Expiring 10/04/23	GSI	MXN	9,970	581,986	571,621	—	(10,365)
Expiring 10/04/23	GSI	MXN	6,850	398,097	392,738	—	(5,359)
Expiring 10/04/23	GSI	MXN	3,690	214,195	211,563	—	(2,632)
Expiring 10/04/23	MSC	MXN	50,670	2,943,592	2,905,116	—	(38,476)
Expiring 10/04/23	SSB	MXN	36,038	2,068,059	2,066,204	—	(1,855)
Expiring 10/04/23	SSB	MXN	6,686	383,680	383,336	—	(344)
Expiring 10/04/23	UAG	MXN	54,057	3,048,041	3,099,307	51,266	—
Expiring 10/04/23	UAG	MXN	10,200	585,951	584,807	—	(1,144)
Expiring 10/04/23	UAG	MXN	10,029	565,492	575,003	9,511	—
Expiring 11/03/23	BARC	MXN	13,660	793,563	779,077	—	(14,486)
Expiring 11/03/23	BARC	MXN	8,340	477,062	475,659	—	(1,403)
Expiring 11/03/23	BOA	MXN	8,160	470,901	465,394	—	(5,507)
Expiring 11/03/23	SSB	MXN	10,900	623,409	621,665	—	(1,744)
Expiring 12/20/23	BARC	MXN	8,489	475,873	480,368	4,495	—
New Taiwanese Dollar,
Expiring 10/04/23	BARC	TWD	4,090	126,822	126,917	95	—
Expiring 10/04/23	BNP	TWD	21,925	689,715	680,354	—	(9,361)
New Zealand Dollar,
Expiring 10/04/23	ANZ	NZD	1,261	744,752	755,780	11,028	—
Expiring 10/04/23	BARC	NZD	1,685	992,174	1,009,904	17,730	—
Expiring 10/04/23	BOA	NZD	2,170	1,278,393	1,300,588	22,195	—
Expiring 10/04/23	GSI	NZD	1,170	687,982	701,238	13,256	—
Expiring 10/04/23	GSI	NZD	830	495,103	497,460	2,357	—
Expiring 10/04/23	JPS	NZD	4,150	2,472,072	2,487,300	15,228	—
Expiring 10/04/23	MSC	NZD	4,557	2,720,689	2,731,235	10,546	—
Expiring 10/04/23	MSC	NZD	2,525	1,481,104	1,513,357	32,253	—
Expiring 10/04/23	MSC	NZD	1,680	985,952	1,006,907	20,955	—
Expiring 10/04/23	MSC	NZD	1,195	712,631	716,222	3,591	—
Expiring 10/04/23	MSC	NZD	840	495,158	503,453	8,295	—
Expiring 10/04/23	MSC	NZD	835	493,116	500,457	7,341	—
Expiring 10/04/23	SSB	NZD	2,290	1,346,703	1,372,510	25,807	—
Expiring 10/04/23	TD	NZD	6,231	3,709,937	3,734,545	24,608	—
A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/04/23	UAG	NZD	835	$494,244	$500,457	$6,213	$—
Expiring 10/04/23	UAG	NZD	835	494,256	500,457	6,201	—
Expiring 10/04/23	UAG	NZD	465	277,023	278,698	1,675	—
Expiring 10/19/23	BARC	NZD	1,304	821,478	781,474	—	(40,004)
Expiring 10/19/23	BARC	NZD	1,115	702,386	668,182	—	(34,204)
Expiring 11/03/23	BARC	NZD	1,660	985,668	994,932	9,264	—
Expiring 11/03/23	BNP	NZD	1,660	986,226	994,932	8,706	—
Expiring 11/03/23	GSI	NZD	3,315	1,973,482	1,986,866	13,384	—
Expiring 11/03/23	GSI	NZD	1,660	983,568	994,931	11,363	—
Expiring 11/03/23	GSI	NZD	675	405,574	404,565	—	(1,009)
Expiring 11/03/23	MSC	NZD	1,660	983,608	994,932	11,324	—
Expiring 11/03/23	TD	NZD	4,792	2,853,142	2,872,116	18,974	—
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	15,318	1,446,309	1,432,243	—	(14,066)
Expiring 10/04/23	BARC	NOK	5,870	543,006	548,849	5,843	—
Expiring 10/04/23	BOA	NOK	992	94,241	92,753	—	(1,488)
Expiring 10/04/23	CITI	NOK	7,190	671,700	672,269	569	—
Expiring 10/04/23	CITI	NOK	2,978	282,847	278,445	—	(4,402)
Expiring 10/04/23	GSI	NOK	10,530	989,464	984,562	—	(4,902)
Expiring 10/04/23	HSBC	NOK	4,691	435,627	438,611	2,984	—
Expiring 10/04/23	JPS	NOK	5,280	491,850	493,684	1,834	—
Expiring 10/04/23	MSC	NOK	2,650	246,209	247,776	1,567	—
Expiring 10/04/23	SSB	NOK	2,890	269,260	270,217	957	—
Expiring 10/04/23	UAG	NOK	26,788	2,522,886	2,504,695	—	(18,191)
Expiring 10/04/23	UAG	NOK	10,550	985,406	986,432	1,026	—
Expiring 10/04/23	UAG	NOK	5,280	493,471	493,684	213	—
Expiring 10/19/23	BNYM	NOK	4,569	452,902	427,379	—	(25,523)
Expiring 11/03/23	JPS	NOK	4,250	396,445	397,716	1,271	—
Expiring 11/03/23	JPS	NOK	2,190	202,893	204,940	2,047	—
Expiring 11/03/23	SSB	NOK	5,418	502,460	507,018	4,558	—
Expiring 11/03/23	UAG	NOK	8,500	792,253	795,431	3,178	—
Expiring 11/03/23	UAG	NOK	6,588	620,973	616,505	—	(4,468)
Peruvian Nuevo Sol,
Expiring 10/04/23	CITI	PEN	901	236,731	237,817	1,086	—
Expiring 10/04/23	CITI	PEN	18	4,729	4,751	22	—
Expiring 10/04/23	MSC	PEN	501	133,890	132,238	—	(1,652)
Expiring 12/20/23	CITI	PEN	9,332	2,502,873	2,452,997	—	(49,876)
Philippine Peso,
Expiring 10/04/23	BARC	PHP	7,910	139,280	139,822	542	—
Expiring 11/03/23	BARC	PHP	7,910	138,938	139,782	844	—
Polish Zloty,
Expiring 10/04/23	BARC	PLN	6,315	1,446,046	1,445,374	—	(672)
Expiring 10/04/23	BARC	PLN	4,057	928,996	928,564	—	(432)
Expiring 10/04/23	BARC	PLN	1,296	298,728	296,628	—	(2,100)
Expiring 10/04/23	BARC	PLN	864	199,175	197,752	—	(1,423)
Expiring 10/04/23	UAG	PLN	956	220,285	218,809	—	(1,476)
Expiring 10/19/23	CITI	PLN	6,341	1,592,590	1,450,642	—	(141,948)
Expiring 10/19/23	CITI	PLN	3,353	762,000	766,994	4,994	—
Expiring 10/19/23	GSI	PLN	3,992	1,003,000	913,158	—	(89,842)
Expiring 10/19/23	GSI	PLN	1,573	361,000	359,770	—	(1,230)
Expiring 10/19/23	JPM	PLN	3,984	998,000	911,390	—	(86,610)
Romanian Leu,
Expiring 10/04/23	BARC	RON	330	70,381	70,134	—	(247)
Expiring 10/04/23	BNP	RON	633	135,000	134,531	—	(469)
Expiring 10/04/23	HSBC	RON	254	54,170	53,983	—	(187)
A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	993	$728,487	$726,566	$—	$(1,921)
Expiring 10/04/23	BARC	SGD	505	370,479	369,502	—	(977)
Expiring 10/04/23	BARC	SGD	240	177,744	175,605	—	(2,139)
Expiring 10/04/23	BNP	SGD	240	177,763	175,605	—	(2,158)
Expiring 10/04/23	JPS	SGD	435	320,068	318,284	—	(1,784)
Expiring 10/04/23	TD	SGD	205	149,869	149,996	127	—
Expiring 12/20/23	BOA	SGD	1,867	1,371,000	1,371,154	154	—
Expiring 12/20/23	CITI	SGD	2,100	1,548,000	1,542,209	—	(5,791)
Expiring 12/20/23	CITI	SGD	792	580,000	581,905	1,905	—
Expiring 12/20/23	HSBC	SGD	195	143,876	143,202	—	(674)
South African Rand,
Expiring 10/04/23	MSC	ZAR	5,330	281,985	281,392	—	(593)
Expiring 10/04/23	UAG	ZAR	36,644	1,951,069	1,934,581	—	(16,488)
Expiring 11/03/23	GSI	ZAR	8,940	469,301	470,691	1,390	—
Expiring 12/20/23	TD	ZAR	47,078	2,459,570	2,468,261	8,691	—
South Korean Won,
Expiring 10/05/23	BOA	KRW	7,446,232	5,510,421	5,508,557	—	(1,864)
Expiring 10/05/23	BOA	KRW	3,966,030	2,999,966	2,933,981	—	(65,985)
Expiring 10/05/23	BOA	KRW	323,750	239,584	239,503	—	(81)
Expiring 10/05/23	CITI	KRW	3,641,390	2,694,731	2,693,820	—	(911)
Expiring 10/05/23	CITI	KRW	593,810	450,027	439,288	—	(10,739)
Expiring 10/05/23	GSI	KRW	1,974,880	1,486,437	1,460,973	—	(25,464)
Expiring 10/05/23	GSI	KRW	658,190	494,545	486,914	—	(7,631)
Expiring 10/05/23	JPS	KRW	7,446,232	5,563,117	5,508,558	—	(54,559)
Expiring 10/05/23	JPS	KRW	3,273,610	2,468,879	2,421,744	—	(47,135)
Expiring 10/05/23	MSC	KRW	298,090	220,595	220,520	—	(75)
Expiring 11/03/23	GSI	KRW	672,380	504,339	498,068	—	(6,271)
Expiring 11/03/23	JPS	KRW	1,064,630	792,843	788,629	—	(4,214)
Expiring 11/03/23	JPS	KRW	750,990	561,803	556,299	—	(5,504)
Expiring 11/03/23	JPS	KRW	254,060	189,173	188,196	—	(977)
Expiring 12/20/23	JPM	KRW	341,330	258,075	253,471	—	(4,604)
Expiring 12/20/23	MSI	KRW	1,140,234	865,000	846,735	—	(18,265)
Swedish Krona,
Expiring 10/04/23	BARC	SEK	7,410	680,280	678,358	—	(1,922)
Expiring 10/04/23	BARC	SEK	4,847	445,425	443,725	—	(1,700)
Expiring 10/04/23	BARC	SEK	1,352	124,890	123,770	—	(1,120)
Expiring 10/04/23	CA	SEK	3,201	289,892	293,040	3,148	—
Expiring 10/04/23	CITI	SEK	7,475	676,003	684,309	8,306	—
Expiring 10/04/23	GSI	SEK	22,210	1,989,538	2,033,243	43,705	—
Expiring 10/04/23	GSI	SEK	10,720	984,185	981,376	—	(2,809)
Expiring 10/04/23	GSI	SEK	8,890	795,931	813,846	17,915	—
Expiring 10/04/23	GSI	SEK	5,490	494,959	502,589	7,630	—
Expiring 10/04/23	GSI	SEK	5,490	494,537	502,590	8,053	—
Expiring 10/04/23	GSI	SEK	5,480	495,224	501,674	6,450	—
Expiring 10/04/23	GSI	SEK	5,430	497,568	497,096	—	(472)
Expiring 10/04/23	NWM	SEK	3,637	325,825	332,954	7,129	—
Expiring 10/19/23	HSBC	SEK	5,146	498,110	471,374	—	(26,736)
Expiring 11/03/23	BARC	SEK	28,962	2,678,600	2,654,734	—	(23,866)
Expiring 11/03/23	BARC	SEK	5,960	543,607	546,309	2,702	—
Expiring 11/03/23	BARC	SEK	5,920	544,622	542,643	—	(1,979)
Expiring 11/03/23	BNP	SEK	8,640	798,561	791,965	—	(6,596)
Expiring 11/03/23	GSI	SEK	17,280	1,590,241	1,583,931	—	(6,310)
Expiring 11/03/23	JPS	SEK	8,890	799,051	814,881	15,830	—
Expiring 11/03/23	UAG	SEK	1,404	126,371	128,694	2,323	—
Expiring 11/03/23	UAG	SEK	1,254	112,921	114,945	2,024	—
A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 11/03/23	UAG	SEK	871	$78,524	$79,838	$1,314	$—
Expiring 11/03/23	UAG	SEK	871	78,531	79,838	1,307	—
Expiring 11/03/23	UAG	SEK	440	39,642	40,332	690	—
Swiss Franc,
Expiring 10/04/23	BNP	CHF	113	128,859	123,514	—	(5,345)
Expiring 10/04/23	BOA	CHF	5,077	5,545,604	5,549,392	3,788	—
Expiring 10/04/23	BOA	CHF	1,787	1,951,939	1,953,272	1,333	—
Expiring 10/04/23	CITI	CHF	1,770	1,975,956	1,934,690	—	(41,266)
Expiring 10/04/23	GSI	CHF	885	988,748	967,345	—	(21,403)
Expiring 10/04/23	GSI	CHF	880	987,960	961,880	—	(26,080)
Expiring 10/04/23	JPS	CHF	885	989,816	967,346	—	(22,470)
Expiring 10/04/23	JPS	CHF	720	796,214	786,993	—	(9,221)
Expiring 10/04/23	RBC	CHF	880	988,641	961,880	—	(26,761)
Expiring 10/04/23	SSB	CHF	1,770	1,976,726	1,934,691	—	(42,035)
Expiring 10/04/23	SSB	CHF	1,760	1,979,717	1,923,760	—	(55,957)
Expiring 10/04/23	SSB	CHF	1,755	1,982,088	1,918,295	—	(63,793)
Expiring 10/04/23	SSB	CHF	1,550	1,734,735	1,694,220	—	(40,515)
Expiring 10/04/23	SSB	CHF	1,550	1,734,735	1,694,220	—	(40,515)
Expiring 10/04/23	TD	CHF	1,755	1,979,015	1,918,295	—	(60,720)
Expiring 10/04/23	UAG	CHF	1,025	1,133,684	1,120,372	—	(13,312)
Expiring 10/04/23	UAG	CHF	204	226,145	222,982	—	(3,163)
Expiring 10/19/23	SSB	CHF	854	994,401	935,101	—	(59,300)
Expiring 11/03/23	BNP	CHF	715	792,153	784,114	—	(8,039)
Expiring 11/03/23	CITI	CHF	720	795,270	789,598	—	(5,672)
Expiring 11/03/23	GSI	CHF	1,090	1,190,997	1,195,364	4,367	—
Thai Baht,
Expiring 10/04/23	BARC	THB	57,811	1,582,562	1,588,323	5,761	—
Expiring 10/04/23	BARC	THB	29,800	815,768	818,738	2,970	—
Expiring 10/04/23	GSI	THB	1,607	45,254	44,152	—	(1,102)
Expiring 10/04/23	MSC	THB	6,810	188,590	187,101	—	(1,489)
Expiring 10/04/23	UAG	THB	2,435	67,443	66,900	—	(543)
Expiring 11/03/23	BNP	THB	2,762	77,091	76,085	—	(1,006)
Expiring 12/20/23	BOA	THB	45,274	1,264,000	1,252,725	—	(11,275)
Expiring 12/20/23	CITI	THB	1,947	54,779	53,884	—	(895)
Turkish Lira,
Expiring 10/04/23	BARC	TRY	7,155	261,036	258,844	—	(2,192)
Expiring 10/04/23	BARC	TRY	4,145	152,188	149,953	—	(2,235)
Expiring 10/04/23	BARC	TRY	3,560	130,745	128,789	—	(1,956)
				$565,121,772	$561,057,531	798,804	(4,863,045)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	BARC	AUD	1,955	$1,252,252	$1,257,187	$—	$(4,935)
Expiring 10/04/23	GSI	AUD	1,535	987,114	987,100	14	—
Expiring 10/04/23	GSI	AUD	1,535	987,421	987,100	321	—
Expiring 10/04/23	JPS	AUD	770	495,671	495,158	513	—
Expiring 10/04/23	JPS	AUD	767	495,385	493,229	2,156	—
Expiring 10/04/23	JPS	AUD	765	493,163	491,942	1,221	—
Expiring 10/04/23	JPS	AUD	370	236,082	237,933	—	(1,851)
Expiring 10/04/23	MSC	AUD	9,818	6,373,610	6,313,584	60,026	—
Expiring 10/04/23	MSC	AUD	2,305	1,482,926	1,482,258	668	—
A50

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/04/23	MSC	AUD	1,683	$1,092,563	$1,082,273	$10,290	$—
Expiring 10/04/23	MSC	AUD	457	296,435	293,879	2,556	—
Expiring 10/04/23	SSB	AUD	3,060	1,974,857	1,967,770	7,087	—
Expiring 10/04/23	SSB	AUD	449	290,869	288,735	2,134	—
Expiring 10/04/23	TD	AUD	7,752	4,966,706	4,985,017	—	(18,311)
Expiring 10/04/23	UAG	AUD	3,105	1,982,887	1,996,708	—	(13,821)
Expiring 10/04/23	UAG	AUD	3,070	1,977,590	1,974,201	3,389	—
Expiring 10/04/23	UAG	AUD	1,535	991,028	987,100	3,928	—
Expiring 10/04/23	UAG	AUD	770	496,547	495,158	1,389	—
Expiring 10/04/23	UAG	AUD	770	496,470	495,158	1,312	—
Expiring 10/04/23	UAG	AUD	768	496,112	493,872	2,240	—
Expiring 10/19/23	CITI	AUD	592	386,000	380,847	5,153	—
Expiring 10/19/23	CITI	AUD	585	388,022	376,405	11,617	—
Expiring 10/19/23	DB	AUD	1,191	810,952	766,282	44,670	—
Expiring 10/19/23	SSB	AUD	586	379,000	377,340	1,660	—
Expiring 11/03/23	BNP	AUD	3,100	1,992,818	1,995,692	—	(2,874)
Expiring 11/03/23	BNP	AUD	2,465	1,586,340	1,586,896	—	(556)
Expiring 11/03/23	BNP	AUD	315	203,660	202,788	872	—
Expiring 11/03/23	TD	AUD	7,634	4,896,165	4,914,552	—	(18,387)
Expiring 11/03/23	TD	AUD	1,683	1,079,414	1,083,468	—	(4,054)
Brazilian Real,
Expiring 10/03/23	BOA	BRL	6,393	1,276,659	1,271,008	5,651	—
Expiring 10/03/23	CITI	BRL	6,393	1,274,267	1,271,008	3,259	—
Expiring 10/03/23	DB	BRL	2,950	599,172	586,513	12,659	—
Expiring 11/03/23	JPS	BRL	1,150	226,492	227,658	—	(1,166)
British Pound,
Expiring 10/03/23	MSI	GBP	44	55,542	53,675	1,867	—
Expiring 10/04/23	BARC	GBP	19,147	24,219,977	23,361,925	858,052	—
Expiring 10/04/23	BARC	GBP	3,219	4,071,871	3,927,615	144,256	—
Expiring 10/04/23	BARC	GBP	1,193	1,479,809	1,455,621	24,188	—
Expiring 10/04/23	BMO	GBP	418	518,755	510,017	8,738	—
Expiring 10/04/23	BNP	GBP	787	1,001,827	960,246	41,581	—
Expiring 10/04/23	CWMC	GBP	1,069	1,335,192	1,304,325	30,867	—
Expiring 10/04/23	HSBC	GBP	543	671,063	662,534	8,529	—
Expiring 10/04/23	SSB	GBP	1,076	1,343,368	1,312,866	30,502	—
Expiring 10/04/23	TD	GBP	2,772	3,391,265	3,382,214	9,051	—
Expiring 10/04/23	UAG	GBP	415	513,634	506,356	7,278	—
Expiring 10/19/23	BOA	GBP	495	640,943	604,026	36,917	—
Expiring 10/19/23	DB	GBP	7,739	10,051,942	9,443,380	608,562	—
Expiring 11/03/23	BNP	GBP	444	539,356	541,841	—	(2,485)
Expiring 11/03/23	BOA	GBP	199	242,583	242,852	—	(269)
Expiring 11/03/23	TD	GBP	17,571	21,500,122	21,442,984	57,138	—
Expiring 11/03/23	TD	GBP	2,837	3,471,393	3,462,168	9,225	—
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	1,335	986,649	982,952	3,697	—
Expiring 10/04/23	BARC	CAD	415	304,809	305,562	—	(753)
Expiring 10/04/23	BNP	CAD	1,335	988,133	982,952	5,181	—
Expiring 10/04/23	CITI	CAD	390	287,732	287,155	577	—
Expiring 10/04/23	DB	CAD	12,328	9,120,590	9,077,035	43,555	—
Expiring 10/04/23	GSI	CAD	1,345	994,212	990,315	3,897	—
Expiring 10/04/23	GSI	CAD	1,335	987,252	982,953	4,299	—
Expiring 10/04/23	GSI	CAD	1,330	992,660	979,271	13,389	—
Expiring 10/04/23	GSI	CAD	1,330	989,415	979,271	10,144	—
Expiring 10/04/23	JPS	CAD	1,335	987,141	982,952	4,189	—
Expiring 10/04/23	JPS	CAD	670	495,302	493,317	1,985	—
A51

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/04/23	RBC	CAD	1,080	$800,376	$795,198	$5,178	$—
Expiring 10/04/23	RBC	CAD	370	270,464	272,429	—	(1,965)
Expiring 10/04/23	SSB	CAD	1,330	992,286	979,272	13,014	—
Expiring 10/04/23	TD	CAD	3,397	2,515,365	2,501,192	14,173	—
Expiring 10/19/23	CITI	CAD	515	381,000	379,015	1,985	—
Expiring 10/19/23	HSBC	CAD	108	81,495	79,257	2,238	—
Expiring 11/03/23	NWM	CAD	788	587,097	580,447	6,650	—
Expiring 11/03/23	TD	CAD	12,328	9,132,292	9,080,900	51,392	—
Expiring 11/03/23	TD	CAD	969	717,812	713,772	4,040	—
Chilean Peso,
Expiring 10/04/23	DB	CLP	655,620	764,268	737,593	26,675	—
Expiring 10/04/23	DB	CLP	329,770	384,419	371,002	13,417	—
Expiring 11/03/23	CITI	CLP	655,620	721,159	735,838	—	(14,679)
Expiring 11/03/23	CITI	CLP	195,106	214,610	218,978	—	(4,368)
Expiring 12/20/23	TD	CLP	2,479,564	2,755,867	2,772,631	—	(16,764)
Expiring 12/20/23	UAG	CLP	703,787	777,000	786,969	—	(9,969)
Chinese Renminbi,
Expiring 10/10/23	BNP	CNH	13,886	1,905,520	1,903,529	1,991	—
Expiring 10/10/23	MSC	CNH	2,612	359,442	358,060	1,382	—
Expiring 10/10/23	MSC	CNH	1,640	222,981	224,815	—	(1,834)
Expiring 10/10/23	SSB	CNH	1,633	223,438	223,856	—	(418)
Expiring 11/03/23	SCS	CNH	2,933	400,831	402,449	—	(1,618)
Expiring 11/03/23	SCS	CNH	1,937	264,715	265,783	—	(1,068)
Expiring 11/16/23	BNP	CNH	2,293	313,923	314,763	—	(840)
Expiring 11/16/23	MSI	CNH	50,688	6,952,861	6,959,062	—	(6,201)
Expiring 11/16/23	MSI	CNH	38,185	5,237,822	5,242,494	—	(4,672)
Expiring 11/16/23	MSI	CNH	1,634	225,377	224,306	1,071	—
Expiring 01/24/24	BOA	CNH	3,231	486,963	445,385	41,578	—
Expiring 04/10/24	BOA	CNH	3,231	480,282	447,736	32,546	—
Colombian Peso,
Expiring 10/04/23	BNP	COP	1,976,575	479,862	483,888	—	(4,026)
Expiring 10/04/23	BNP	COP	1,176,172	286,851	287,940	—	(1,089)
Expiring 10/04/23	BOA	COP	1,568,229	383,524	383,920	—	(396)
Expiring 10/04/23	CITI	COP	1,176,172	287,151	287,940	—	(789)
Expiring 11/03/23	BNP	COP	592,973	143,437	143,832	—	(395)
Expiring 11/03/23	BOA	COP	790,629	191,742	191,775	—	(33)
Expiring 11/03/23	CITI	COP	592,973	143,586	143,832	—	(246)
Expiring 12/20/23	MSI	COP	3,484,980	862,000	836,835	25,165	—
Czech Koruna,
Expiring 10/04/23	BARC	CZK	2,049	89,075	88,786	289	—
Expiring 10/04/23	JPS	CZK	15,341	690,238	664,750	25,488	—
Expiring 10/04/23	JPS	CZK	7,911	355,940	342,796	13,144	—
Expiring 10/04/23	UAG	CZK	2,080	90,434	90,130	304	—
Expiring 10/19/23	BARC	CZK	35,273	1,587,000	1,527,482	59,518	—
Expiring 10/19/23	BARC	CZK	19,533	918,495	845,859	72,636	—
Expiring 10/19/23	BNP	CZK	16,005	693,880	693,070	810	—
Expiring 10/19/23	BNP	CZK	8,415	391,000	364,418	26,582	—
Expiring 11/03/23	BARC	CZK	10,594	459,983	458,485	1,498	—
Expiring 11/03/23	JPS	CZK	2,080	89,485	90,017	—	(532)
Danish Krone,
Expiring 10/04/23	DB	DKK	3,179	465,343	450,749	14,594	—
Expiring 11/03/23	DB	DKK	2,519	358,787	357,749	1,038	—
Euro,
Expiring 10/03/23	BARC	EUR	346	370,865	365,760	5,105	—
Expiring 10/03/23	GSI	EUR	10,024	10,828,536	10,599,792	228,744	—
A52

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/03/23	MSI	EUR	513	$547,554	$542,066	$5,488	$—
Expiring 10/03/23	MSI	EUR	97	102,953	102,168	785	—
Expiring 10/04/23	BARC	EUR	1,852	1,974,362	1,958,423	15,939	—
Expiring 10/04/23	BARC	EUR	927	988,953	980,268	8,685	—
Expiring 10/04/23	BARC	EUR	921	991,539	973,924	17,615	—
Expiring 10/04/23	BARC	EUR	645	693,704	682,064	11,640	—
Expiring 10/04/23	BARC	EUR	331	353,173	350,021	3,152	—
Expiring 10/04/23	BNP	EUR	629	673,395	665,144	8,251	—
Expiring 10/04/23	BNP	EUR	505	536,573	534,019	2,554	—
Expiring 10/04/23	CA	EUR	310	332,524	327,814	4,710	—
Expiring 10/04/23	DB	EUR	89,982	98,109,696	95,152,685	2,957,011	—
Expiring 10/04/23	DB	EUR	7,209	7,647,740	7,623,255	24,485	—
Expiring 10/04/23	DB	EUR	1,068	1,132,998	1,129,371	3,627	—
Expiring 10/04/23	DB	EUR	860	937,680	909,418	28,262	—
Expiring 10/04/23	GSI	EUR	456	499,282	482,203	17,079	—
Expiring 10/04/23	HSBC	EUR	605	648,740	639,766	8,974	—
Expiring 10/04/23	JPS	EUR	2,739	2,962,804	2,896,393	66,411	—
Expiring 10/04/23	JPS	EUR	1,852	1,974,591	1,958,423	16,168	—
Expiring 10/04/23	JPS	EUR	1,826	1,975,938	1,930,928	45,010	—
Expiring 10/04/23	JPS	EUR	927	990,955	980,269	10,686	—
Expiring 10/04/23	JPS	EUR	922	988,485	974,981	13,504	—
Expiring 10/04/23	JPS	EUR	921	987,351	973,924	13,427	—
Expiring 10/04/23	JPS	EUR	484	520,820	511,812	9,008	—
Expiring 10/04/23	MSC	EUR	1,898	2,024,050	2,007,066	16,984	—
Expiring 10/04/23	MSC	EUR	1,596	1,715,705	1,687,712	27,993	—
Expiring 10/04/23	MSC	EUR	1,509	1,629,952	1,595,713	34,239	—
Expiring 10/04/23	MSC	EUR	106	113,063	112,091	972	—
Expiring 10/04/23	SCS	EUR	203	220,336	214,666	5,670	—
Expiring 10/04/23	SSB	EUR	919	987,007	971,809	15,198	—
Expiring 10/04/23	UAG	EUR	809	880,375	855,488	24,887	—
Expiring 10/04/23	UAG	EUR	517	551,796	546,709	5,087	—
Expiring 10/19/23	BARC	EUR	15,522	17,498,066	16,424,204	1,073,862	—
Expiring 10/19/23	BOA	EUR	688	757,000	728,282	28,718	—
Expiring 10/19/23	CITI	EUR	700	781,445	740,699	40,746	—
Expiring 10/19/23	GSI	EUR	353	387,000	373,047	13,953	—
Expiring 10/19/23	MSI	EUR	22,850	25,172,850	24,178,898	993,952	—
Expiring 10/19/23	SSB	EUR	25,207	28,066,085	26,672,631	1,393,454	—
Expiring 11/02/23	BNP	EUR	9,528	10,095,858	10,088,106	7,752	—
Expiring 11/03/23	BARC	EUR	511	541,667	541,061	606	—
Expiring 11/03/23	BARC	EUR	510	540,993	540,002	991	—
Expiring 11/03/23	DB	EUR	76,684	81,451,674	81,195,109	256,565	—
Expiring 11/03/23	JPS	EUR	320	337,729	338,824	—	(1,095)
Expiring 11/03/23	MSC	EUR	601	638,093	636,355	1,738	—
Expiring 11/03/23	NWM	EUR	89	94,826	94,236	590	—
Hong Kong Dollar,
Expiring 10/04/23	SCS	HKD	3,025	386,394	386,325	69	—
Expiring 04/12/24	SCS	HKD	5,770	742,810	739,725	3,085	—
Expiring 05/09/24	SCS	HKD	5,735	737,459	735,627	1,832	—
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	184,138	524,177	499,464	24,713	—
Expiring 10/04/23	BARC	HUF	75,982	205,864	206,096	—	(232)
Expiring 10/04/23	MSC	HUF	118,500	325,139	321,425	3,714	—
Expiring 10/19/23	BOA	HUF	271,482	762,000	734,239	27,761	—
Expiring 10/19/23	GSI	HUF	364,734	974,000	986,442	—	(12,442)
Expiring 10/19/23	GSI	HUF	302,987	848,000	819,445	28,555	—
A53

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/23	GSI	HUF	292,696	$809,000	$791,613	$17,387	$—
Expiring 10/19/23	GSI	HUF	289,019	805,000	781,668	23,332	—
Expiring 11/03/23	BARC	HUF	179,498	483,570	484,111	—	(541)
Indian Rupee,
Expiring 10/04/23	BNP	INR	13,489	161,874	162,299	—	(425)
Expiring 10/04/23	DB	INR	121,591	1,461,255	1,462,982	—	(1,727)
Expiring 10/04/23	DB	INR	41,790	502,398	502,816	—	(418)
Expiring 10/04/23	JPS	INR	62,199	748,862	748,377	485	—
Expiring 10/04/23	JPS	INR	45,161	542,149	543,377	—	(1,228)
Expiring 10/04/23	MSC	INR	64,411	775,494	774,992	502	—
Expiring 10/04/23	SCS	INR	50,260	605,119	604,727	392	—
Indonesian Rupiah,
Expiring 10/04/23	GSI	IDR	3,928,000	255,896	253,832	2,064	—
Expiring 10/04/23	MSC	IDR	32,388,023	2,127,921	2,092,950	34,971	—
Expiring 11/03/23	BARC	IDR	30,048,261	1,934,043	1,940,313	—	(6,270)
Expiring 11/03/23	BARC	IDR	3,081,000	198,307	198,950	—	(643)
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	883	231,710	231,558	152	—
Expiring 10/04/23	BNP	ILS	4,690	1,236,906	1,229,906	7,000	—
Expiring 10/04/23	BNP	ILS	2,432	641,398	637,768	3,630	—
Expiring 10/04/23	CITI	ILS	564	148,138	147,903	235	—
Expiring 10/04/23	GSI	ILS	723	189,973	189,599	374	—
Expiring 11/03/23	BNP	ILS	4,560	1,193,736	1,197,480	—	(3,744)
Expiring 11/03/23	BNP	ILS	2,144	561,265	563,025	—	(1,760)
Expiring 12/20/23	BARC	ILS	3,545	930,000	933,345	—	(3,345)
Expiring 12/20/23	BARC	ILS	1,711	450,219	450,460	—	(241)
Expiring 12/20/23	CITI	ILS	3,549	926,000	934,333	—	(8,333)
Japanese Yen,
Expiring 10/04/23	BNP	JPY	3,279,802	22,529,074	21,964,742	564,332	—
Expiring 10/04/23	BNP	JPY	1,273,241	8,540,731	8,526,860	13,871	—
Expiring 10/04/23	BNP	JPY	57,000	387,835	381,728	6,107	—
Expiring 10/04/23	DB	JPY	288,600	1,986,578	1,932,746	53,832	—
Expiring 10/04/23	DB	JPY	145,000	999,463	971,061	28,402	—
Expiring 10/04/23	DB	JPY	144,600	996,657	968,383	28,274	—
Expiring 10/04/23	GSI	JPY	289,000	1,989,329	1,935,425	53,904	—
Expiring 10/04/23	GSI	JPY	237,400	1,611,557	1,589,862	21,695	—
Expiring 10/04/23	GSI	JPY	218,600	1,490,373	1,463,958	26,415	—
Expiring 10/04/23	HSBC	JPY	296,800	2,015,319	1,987,662	27,657	—
Expiring 10/04/23	HSBC	JPY	291,000	1,981,776	1,948,819	32,957	—
Expiring 10/04/23	HSBC	JPY	144,600	994,794	968,382	26,412	—
Expiring 10/04/23	JPS	JPY	72,300	498,686	484,191	14,495	—
Expiring 10/04/23	MSC	JPY	417,900	2,837,981	2,798,665	39,316	—
Expiring 10/04/23	MSC	JPY	288,600	1,985,171	1,932,746	52,425	—
Expiring 10/04/23	TD	JPY	118,700	806,475	794,930	11,545	—
Expiring 10/04/23	WBC	JPY	24,937	171,741	167,002	4,739	—
Expiring 10/23/23	CA	JPY	1,617,000	11,700,361	10,867,018	833,343	—
Expiring 11/02/23	BNP	JPY	2,455,132	16,544,953	16,527,799	17,154	—
Expiring 11/02/23	CA	JPY	184,519	1,246,977	1,242,170	4,807	—
Expiring 11/02/23	DB	JPY	117,300	793,721	789,657	4,064	—
Expiring 11/02/23	GSI	JPY	293,600	1,988,729	1,976,498	12,231	—
Expiring 11/02/23	GSI	JPY	147,300	992,745	991,614	1,131	—
Expiring 11/02/23	MSC	JPY	234,700	1,588,334	1,579,986	8,348	—
Expiring 11/02/23	MSC	JPY	147,300	992,401	991,615	786	—
Malaysian Ringgit,
Expiring 10/04/23	HSBC	MYR	8,604	1,856,511	1,836,752	19,759	—
A54

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 11/03/23	BNP	MYR	6,155	$1,311,485	$1,316,963	$—	$(5,478)
Mexican Peso,
Expiring 10/04/23	BARC	MXN	9,970	583,426	571,620	11,806	—
Expiring 10/04/23	BNP	MXN	6,740	392,323	386,432	5,891	—
Expiring 10/04/23	BNP	MXN	299	17,316	17,143	173	—
Expiring 10/04/23	BOA	MXN	16,870	980,033	967,225	12,808	—
Expiring 10/04/23	BOA	MXN	2,180	126,612	124,989	1,623	—
Expiring 10/04/23	CA	MXN	16,910	987,734	969,519	18,215	—
Expiring 10/04/23	CA	MXN	2,180	126,675	124,988	1,687	—
Expiring 10/04/23	GSI	MXN	33,830	1,973,343	1,939,611	33,732	—
Expiring 10/04/23	GSI	MXN	3,040	175,085	174,296	789	—
Expiring 10/04/23	GSI	MXN	2,486	144,028	142,532	1,496	—
Expiring 10/04/23	GSI	MXN	2,486	143,877	142,533	1,344	—
Expiring 10/04/23	GSI	MXN	2,486	144,363	142,533	1,830	—
Expiring 10/04/23	GSI	MXN	2,486	143,814	142,532	1,282	—
Expiring 10/04/23	GSI	MXN	2,486	143,981	142,533	1,448	—
Expiring 10/04/23	GSI	MXN	2,445	142,309	140,182	2,127	—
Expiring 10/04/23	GSI	MXN	2,442	142,406	140,010	2,396	—
Expiring 10/04/23	GSI	MXN	2,065	120,152	118,394	1,758	—
Expiring 10/04/23	GSI	MXN	2,065	119,961	118,395	1,566	—
Expiring 10/04/23	GSI	MXN	1,495	86,559	85,715	844	—
Expiring 10/04/23	GSI	MXN	1,196	69,204	68,571	633	—
Expiring 10/04/23	HSBC	MXN	3,040	174,881	174,295	586	—
Expiring 10/04/23	HSBC	MXN	1,258	73,460	72,126	1,334	—
Expiring 10/04/23	JPS	MXN	8,190	463,470	469,566	—	(6,096)
Expiring 10/04/23	MSC	MXN	44,368	2,636,135	2,543,797	92,338	—
Expiring 10/04/23	MSC	MXN	8,358	496,593	479,198	17,395	—
Expiring 10/04/23	SSB	MXN	10,400	596,772	596,274	498	—
Expiring 10/04/23	SSB	MXN	2,445	142,308	140,182	2,126	—
Expiring 10/04/23	UAG	MXN	133,103	7,908,111	7,631,334	276,777	—
Expiring 10/04/23	UAG	MXN	25,073	1,489,674	1,437,537	52,137	—
Expiring 10/04/23	UAG	MXN	10,240	594,329	587,100	7,229	—
Expiring 11/03/23	BARC	MXN	54,057	3,049,898	3,083,060	—	(33,162)
Expiring 11/03/23	BARC	MXN	10,029	565,837	571,989	—	(6,152)
Expiring 11/03/23	BARC	MXN	4,700	263,517	268,057	—	(4,540)
Expiring 11/03/23	JPS	MXN	1,570	87,666	89,543	—	(1,877)
Expiring 11/03/23	SSB	MXN	36,038	2,057,762	2,055,373	2,389	—
Expiring 11/03/23	SSB	MXN	6,686	381,769	381,326	443	—
Expiring 11/03/23	UAG	MXN	54,057	3,032,523	3,083,059	—	(50,536)
Expiring 11/03/23	UAG	MXN	10,029	562,613	571,989	—	(9,376)
Expiring 12/20/23	BARC	MXN	48,647	2,726,955	2,752,716	—	(25,761)
Expiring 12/20/23	BOA	MXN	14,012	786,000	792,854	—	(6,854)
Expiring 12/20/23	SSB	MXN	14,024	805,000	793,544	11,456	—
New Taiwanese Dollar,
Expiring 10/04/23	BOA	TWD	7,160	222,949	222,182	767	—
Expiring 10/04/23	JPS	TWD	18,855	587,200	585,089	2,111	—
Expiring 11/03/23	BARC	TWD	4,090	126,924	127,455	—	(531)
Expiring 11/03/23	JPS	TWD	6,510	202,867	202,869	—	(2)
New Zealand Dollar,
Expiring 10/04/23	BNP	NZD	840	496,118	503,453	—	(7,335)
Expiring 10/04/23	BOA	NZD	1,668	984,787	999,714	—	(14,927)
Expiring 10/04/23	HSBC	NZD	1,130	671,438	677,265	—	(5,827)
Expiring 10/04/23	HSBC	NZD	920	543,761	551,401	—	(7,640)
Expiring 10/04/23	MSC	NZD	7,492	4,472,986	4,490,325	—	(17,339)
Expiring 10/04/23	MSC	NZD	3,335	1,971,002	1,998,830	—	(27,828)
A55

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/04/23	MSC	NZD	2,316	$1,358,566	$1,388,093	$—	$(29,527)
Expiring 10/04/23	MSC	NZD	1,894	1,112,117	1,135,168	—	(23,051)
Expiring 10/04/23	MSC	NZD	1,035	613,796	620,326	—	(6,530)
Expiring 10/04/23	SSB	NZD	840	496,106	503,454	—	(7,348)
Expiring 10/04/23	TD	NZD	4,792	2,853,157	2,872,082	—	(18,925)
Expiring 10/04/23	UAG	NZD	2,498	1,488,356	1,497,175	—	(8,819)
Expiring 10/04/23	UAG	NZD	2,497	1,485,762	1,496,575	—	(10,813)
Expiring 10/04/23	UAG	NZD	1,667	984,190	999,115	—	(14,925)
Expiring 10/04/23	UAG	NZD	630	370,102	377,590	—	(7,488)
Expiring 11/03/23	BNP	NZD	3,335	1,982,712	1,998,854	—	(16,142)
Expiring 11/03/23	BNP	NZD	1,995	1,189,019	1,195,716	—	(6,697)
Expiring 11/03/23	BNP	NZD	1,489	892,802	892,441	361	—
Expiring 11/03/23	GSI	NZD	3,315	1,975,896	1,986,867	—	(10,971)
Expiring 11/03/23	GSI	NZD	662	396,654	396,774	—	(120)
Expiring 11/03/23	JPS	NZD	3,335	1,981,869	1,998,854	—	(16,985)
Expiring 11/03/23	JPS	NZD	1,340	798,601	803,137	—	(4,536)
Expiring 11/03/23	MSC	NZD	1,330	792,342	797,144	—	(4,802)
Expiring 11/03/23	MSC	NZD	663	397,717	397,373	344	—
Expiring 11/03/23	TD	NZD	6,231	3,709,919	3,734,590	—	(24,671)
Expiring 11/03/23	UAG	NZD	1,821	1,090,859	1,091,428	—	(569)
Expiring 11/03/23	UAG	NZD	221	131,986	132,458	—	(472)
Expiring 11/03/23	UAG	NZD	212	126,771	127,064	—	(293)
Expiring 11/03/23	UAG	NZD	119	71,203	71,324	—	(121)
Expiring 11/03/23	UAG	NZD	119	71,162	71,323	—	(161)
Expiring 11/03/23	UAG	NZD	59	35,291	35,362	—	(71)
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	28,353	2,677,059	2,651,023	26,036	—
Expiring 10/04/23	BARC	NOK	7,220	677,784	675,074	2,710	—
Expiring 10/04/23	CITI	NOK	7,180	675,031	671,335	3,696	—
Expiring 10/04/23	GSI	NOK	21,080	1,981,296	1,970,993	10,303	—
Expiring 10/04/23	GSI	NOK	15,960	1,489,570	1,492,270	—	(2,700)
Expiring 10/04/23	JPS	NOK	8,610	794,756	805,040	—	(10,284)
Expiring 10/04/23	JPS	NOK	6,016	564,930	562,499	2,431	—
Expiring 10/04/23	UAG	NOK	6,588	620,456	615,982	4,474	—
Expiring 11/03/23	UAG	NOK	26,788	2,524,990	2,506,824	18,166	—
Expiring 11/03/23	UAG	NOK	1,006	93,841	94,142	—	(301)
Expiring 11/03/23	UAG	NOK	880	82,125	82,350	—	(225)
Expiring 11/03/23	UAG	NOK	419	39,099	39,210	—	(111)
Expiring 11/03/23	UAG	NOK	419	39,145	39,211	—	(66)
Expiring 11/03/23	UAG	NOK	419	39,133	39,210	—	(77)
Expiring 11/03/23	UAG	NOK	419	39,164	39,210	—	(46)
Expiring 11/03/23	UAG	NOK	42	3,927	3,930	—	(3)
Peruvian Nuevo Sol,
Expiring 10/04/23	CITI	PEN	1,402	378,939	370,056	8,883	—
Expiring 10/04/23	CITI	PEN	18	4,865	4,751	114	—
Expiring 11/03/23	CITI	PEN	901	236,322	237,393	—	(1,071)
Expiring 11/03/23	CITI	PEN	18	4,721	4,742	—	(21)
Expiring 12/20/23	BARC	PEN	4,292	1,138,330	1,128,282	10,048	—
Expiring 12/20/23	BOA	PEN	3,517	921,900	924,407	—	(2,507)
Philippine Peso,
Expiring 10/04/23	BARC	PHP	7,910	139,016	139,823	—	(807)
Expiring 12/20/23	CITI	PHP	99,315	1,749,123	1,753,772	—	(4,649)
Polish Zloty,
Expiring 10/04/23	BARC	PLN	973	224,685	222,699	1,986	—
Expiring 10/04/23	BNP	PLN	1,215	284,959	278,089	6,870	—
A56

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/04/23	BNP	PLN	1,049	$253,676	$240,095	$13,581	$—
Expiring 10/04/23	BNP	PLN	679	159,039	155,409	3,630	—
Expiring 10/04/23	BNP	PLN	296	69,121	67,748	1,373	—
Expiring 10/04/23	MSC	PLN	1,091	263,989	249,708	14,281	—
Expiring 10/04/23	TD	PLN	5,013	1,218,623	1,147,373	71,250	—
Expiring 10/04/23	TD	PLN	3,000	729,278	686,639	42,639	—
Expiring 10/04/23	UAG	PLN	172	39,746	39,368	378	—
Expiring 10/19/23	CITI	PLN	3,419	786,000	782,170	3,830	—
Expiring 10/19/23	GSI	PLN	1,546	377,000	353,778	23,222	—
Expiring 10/19/23	HSBC	PLN	6,148	1,544,227	1,406,537	137,690	—
Expiring 10/19/23	HSBC	PLN	3,533	865,000	808,325	56,675	—
Expiring 10/19/23	MSI	PLN	3,432	840,000	785,136	54,864	—
Expiring 10/19/23	MSI	PLN	1,540	361,000	352,411	8,589	—
Expiring 10/19/23	TD	PLN	3,341	774,000	764,410	9,590	—
Expiring 11/03/23	BARC	PLN	6,315	1,444,753	1,444,091	662	—
Expiring 11/03/23	BARC	PLN	4,057	928,165	927,740	425	—
Romanian Leu,
Expiring 10/04/23	BARC	RON	330	72,506	70,135	2,371	—
Expiring 10/04/23	BNP	RON	633	139,110	134,531	4,579	—
Expiring 10/04/23	HSBC	RON	254	55,809	53,982	1,827	—
Expiring 11/03/23	BARC	RON	330	70,335	70,087	248	—
Expiring 11/03/23	BNP	RON	633	134,909	134,441	468	—
Expiring 11/03/23	HSBC	RON	254	54,132	53,946	186	—
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	1,198	886,481	876,562	9,919	—
Expiring 10/04/23	BARC	SGD	600	443,980	439,012	4,968	—
Expiring 10/04/23	JPS	SGD	410	300,858	299,992	866	—
Expiring 10/04/23	UAG	SGD	410	301,030	299,992	1,038	—
Expiring 11/03/23	BARC	SGD	993	729,477	727,562	1,915	—
Expiring 11/03/23	BARC	SGD	505	370,983	370,009	974	—
Expiring 12/20/23	JPM	SGD	14,900	10,994,142	10,940,739	53,403	—
South African Rand,
Expiring 10/04/23	BARC	ZAR	25,994	1,394,090	1,372,325	21,765	—
Expiring 10/04/23	BARC	ZAR	1,710	90,053	90,278	—	(225)
Expiring 10/04/23	GSI	ZAR	9,050	478,503	477,785	718	—
Expiring 10/04/23	HSBC	ZAR	5,220	270,773	275,584	—	(4,811)
Expiring 11/03/23	GSI	ZAR	9,060	475,199	477,009	—	(1,810)
Expiring 11/03/23	GSI	ZAR	8,930	475,763	470,165	5,598	—
Expiring 11/03/23	UAG	ZAR	36,644	1,945,909	1,929,307	16,602	—
South Korean Won,
Expiring 10/05/23	BOA	KRW	7,446,232	5,632,444	5,508,557	123,887	—
Expiring 10/05/23	BOA	KRW	3,929,710	2,981,797	2,907,113	74,684	—
Expiring 10/05/23	BOA	KRW	360,070	268,431	266,372	2,059	—
Expiring 10/05/23	CITI	KRW	3,936,550	2,963,600	2,912,172	51,428	—
Expiring 10/05/23	CITI	KRW	298,650	224,870	220,935	3,935	—
Expiring 10/05/23	GSI	KRW	2,039,260	1,509,110	1,508,600	510	—
Expiring 10/05/23	GSI	KRW	593,810	449,206	439,287	9,919	—
Expiring 10/05/23	JPS	KRW	7,446,232	5,510,421	5,508,557	1,864	—
Expiring 10/05/23	JPS	KRW	2,223,970	1,645,800	1,645,243	557	—
Expiring 10/05/23	JPS	KRW	750,990	561,068	555,565	5,503	—
Expiring 10/05/23	JPS	KRW	298,650	224,380	220,934	3,446	—
Expiring 10/05/23	MSC	KRW	298,090	223,584	220,520	3,064	—
Expiring 11/03/23	JPS	KRW	7,446,232	5,570,400	5,515,829	54,571	—
Expiring 12/20/23	CITI	KRW	958,573	725,000	711,834	13,166	—
Expiring 12/20/23	JPM	KRW	8,417,106	6,364,060	6,250,519	113,541	—
A57

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 10/04/23	BARC	SEK	28,962	$2,675,350	$2,651,364	$23,986	$—
Expiring 10/04/23	BARC	SEK	8,190	752,636	749,764	2,872	—
Expiring 10/04/23	BARC	SEK	6,060	546,025	554,771	—	(8,746)
Expiring 10/04/23	CITI	SEK	7,430	670,239	680,189	—	(9,950)
Expiring 10/04/23	MSC	SEK	2,420	216,354	221,542	—	(5,188)
Expiring 10/04/23	UAG	SEK	22,040	1,975,335	2,017,680	—	(42,345)
Expiring 10/04/23	UAG	SEK	16,530	1,482,252	1,513,260	—	(31,008)
Expiring 11/03/23	BARC	SEK	1,352	125,042	123,928	1,114	—
Expiring 11/03/23	BNP	SEK	8,710	797,498	798,382	—	(884)
Expiring 11/03/23	GSI	SEK	4,100	373,207	375,817	—	(2,610)
Expiring 11/03/23	UAG	SEK	3,580	325,842	328,153	—	(2,311)
Swiss Franc,
Expiring 10/04/23	BARC	CHF	598	671,940	653,641	18,299	—
Expiring 10/04/23	BNP	CHF	1,991	2,270,431	2,176,254	94,177	—
Expiring 10/04/23	BNP	CHF	1,750	1,984,228	1,912,829	71,399	—
Expiring 10/04/23	BOA	CHF	880	987,965	961,880	26,085	—
Expiring 10/04/23	GSI	CHF	1,200	1,346,779	1,311,654	35,125	—
Expiring 10/04/23	JPS	CHF	4,405	4,930,210	4,814,865	115,345	—
Expiring 10/04/23	JPS	CHF	2,640	2,952,396	2,885,640	66,756	—
Expiring 10/04/23	JPS	CHF	1,320	1,474,108	1,442,820	31,288	—
Expiring 10/04/23	JPS	CHF	880	984,961	961,880	23,081	—
Expiring 10/04/23	JPS	CHF	880	985,566	961,880	23,686	—
Expiring 10/04/23	JPS	CHF	605	668,621	661,293	7,328	—
Expiring 10/04/23	JPS	CHF	605	675,858	661,292	14,566	—
Expiring 10/04/23	JPS	CHF	600	670,468	655,827	14,641	—
Expiring 10/04/23	JPS	CHF	600	669,218	655,827	13,391	—
Expiring 10/04/23	JPS	CHF	597	659,312	652,548	6,764	—
Expiring 10/04/23	SSB	CHF	1,315	1,489,054	1,437,355	51,699	—
Expiring 10/04/23	SSB	CHF	875	991,208	956,415	34,793	—
Expiring 10/04/23	SSB	CHF	875	987,869	956,415	31,454	—
Expiring 10/04/23	UAG	CHF	1,750	1,984,667	1,912,830	71,837	—
Expiring 10/19/23	BNP	CHF	607	706,864	664,719	42,145	—
Expiring 10/19/23	GSI	CHF	883	1,026,000	967,091	58,909	—
Expiring 11/02/23	BARC	CHF	490	534,160	537,308	—	(3,148)
Expiring 11/03/23	BARC	CHF	490	539,290	537,366	1,924	—
Expiring 11/03/23	BARC	CHF	490	538,213	537,366	847	—
Expiring 11/03/23	BOA	CHF	5,077	5,563,195	5,567,761	—	(4,566)
Expiring 11/03/23	BOA	CHF	1,787	1,958,131	1,959,738	—	(1,607)
Thai Baht,
Expiring 10/04/23	BARC	THB	38,615	1,106,130	1,060,924	45,206	—
Expiring 10/04/23	BARC	THB	25,760	737,897	707,740	30,157	—
Expiring 10/04/23	BARC	THB	10,850	301,808	298,097	3,711	—
Expiring 10/04/23	GSI	THB	23,238	646,254	638,450	7,804	—
Expiring 11/03/23	BARC	THB	57,811	1,585,383	1,592,511	—	(7,128)
Expiring 11/03/23	BARC	THB	29,800	817,222	820,897	—	(3,675)
Expiring 12/20/23	GSI	THB	24,975	704,080	691,059	13,021	—
Turkish Lira,
Expiring 10/04/23	BARC	TRY	7,155	262,041	258,844	3,197	—
				$818,121,042	$804,047,331	14,855,697	(781,986)
						$15,654,501	$(5,645,031)
A58

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/23	Buy	CZK	12,324	EUR	501	$3,556	$—	BARC
10/19/23	Buy	EUR	337	PLN	1,566	—	(1,625)	MSI
10/19/23	Buy	EUR	338	HUF	131,619	1,681	—	DB
10/19/23	Buy	PLN	1,583	EUR	338	4,520	—	CITI
						$9,757	$(1,625)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$82,014	$140,136	$(58,122)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		270	1,441	6,134	(4,693)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(22,889)	(43,787)	20,898	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	68,737	91,888	(23,151)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	45,824	59,951	(14,127)	MSI
					$175,127	$254,322	$(79,195)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	1,840	0.405%	$8,385	$645	$7,740	GSI
Bombardier, Inc.	12/20/23	5.000%(Q)	880	1.337%	8,569	7,180	1,389	MSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	240	0.099%	1,623	1,496	127	BNP
Hellenic Republic	12/20/28	1.000%(Q)	1,200	0.876%	7,187	(8,546)	15,733	JPM
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	10,270	0.216%	2,406	4,757	(2,351)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	2,000	0.216%	468	926	(458)	BOA
Republic of Estonia	12/20/26	1.000%(Q)	240	0.572%	3,136	1,465	1,671	JPM
Republic of Italy	06/20/30	1.000%(Q)	700	1.285%	(10,892)	(13,537)	2,645	BARC
Republic of Poland	06/20/24	1.000%(Q)	500	0.157%	3,172	280	2,892	BNP
					$24,054	$(5,334)	$29,388

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	7,760	4.795%	$73,695	$74,967	$1,272
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A59

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	3,420	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(39,299)	$—	$(39,299)	MSI
EUR	3,570	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(24,261)	—	(24,261)	MSI
EUR	3,569	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(23,893)	—	(23,893)	MSI
EUR	3,550	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(10,638)	—	(10,638)	JPM
EUR	3,546	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(10,626)	—	(10,626)	JPM
EUR	3,632	03/15/28	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(36,112)	—	(36,112)	JPM
EUR	3,632	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(28,931)	—	(28,931)	JPM
EUR	2,971	09/15/28	2.619%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	11,814	—	11,814	MSI
EUR	3,420	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	71,952	—	71,952	MSI
EUR	3,570	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	55,924	—	55,924	MSI
EUR	3,569	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	50,709	—	50,709	MSI
EUR	3,550	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	32,111	—	32,111	JPM
EUR	3,546	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	32,075	—	32,075	JPM
EUR	3,632	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	67,150	—	67,150	JPM
EUR	3,632	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	56,548	—	56,548	JPM
EUR	2,971	09/15/33	2.610%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(18,691)	—	(18,691)	MSI
	1,855	09/15/28	2.595%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	4,807	—	4,807	JPM
A60

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Inflation swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
945	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$2,872	$—	$2,872	CITI
2,397	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	7,284	—	7,284	JPM
2,265	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	7,896	—	7,896	CITI
1,855	09/15/33	2.630%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(2,407)	—	(2,407)	JPM
2,397	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(3,359)	—	(3,359)	JPM
945	09/15/33	2.635%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1,619)	—	(1,619)	CITI
2,265	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(6,703)	—	(6,703)	CITI
				$194,603	$—	$194,603
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,399	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.140%	$718	$(16,571)	$(17,289)
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.410%	(22,006)	(26,200)	(4,194)
AUD	1,543	03/20/29	4.250%(S)	6 Month BBSW(2)(S)/ 4.410%	(2,030)	(10,872)	(8,842)
AUD	1,615	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.410%	132,745	(141,323)	(274,068)
AUD	1,851	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.410%	2,714	(21,997)	(24,711)
AUD	185	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.410%	(15,632)	(19,629)	(3,997)
AUD	782	03/20/34	4.469%(S)	6 Month BBSW(2)(S)/ 4.410%	(2,985)	(12,860)	(9,875)
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.410%	(21,497)	(27,105)	(5,608)
CAD	3,380	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.513%	10,516	(36,142)	(46,658)
CAD	250	12/03/24	4.450%(S)	1 Day CORRA(2)(S)/ 5.020%	(418)	(1,822)	(1,404)
CAD	2,940	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.513%	88,211	(175,169)	(263,380)
CAD	2,185	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 5.020%	(1,393)	37,539	38,932
CAD	2,829	03/20/29	3.875%(S)	1 Day CORRA(1)(S)/ 5.020%	(4,140)	28,260	32,400
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 5.020%	2,346	(32,236)	(34,582)
CAD	275	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 5.020%	(1,393)	(9,541)	(8,148)
CAD	600	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.513%	(20,761)	(63,449)	(42,688)
CAD	1,657	09/20/33	3.313%(S)	1 Day CORRA(2)(S)/ 5.020%	(653)	(28,357)	(27,704)
CAD	681	03/20/34	3.781%(S)	1 Day CORRA(1)(S)/ 5.020%	(2,396)	12,535	14,931
CAD	470	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.513%	40,543	(77,282)	(117,825)
CAD	1,120	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.513%	117,453	(207,793)	(325,246)
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.715%	—	(129,473)	(129,473)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.715%	—	3,519	3,519
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 9.500%	—	(21,850)	(21,850)
CLP	440,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	21,029	21,029
CLP	204,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	2,999	2,999
CLP	419,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	6,549	6,549
CNH	18,085	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	6,230	10,605	4,375
CNH	114,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(294)	117,634	117,928
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	43,555	43,555
A61

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	17,026	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.200%	$—	$(54,333)	$(54,333)
CNH	3,065	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	3,485	4,532	1,047
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	4,215	4,215
CNH	2,975	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	678	678
CNH	7,276	09/20/28	2.513%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	5,282	5,282
CNH	6,999	12/20/28	2.328%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(282)	(5,035)	(4,753)
CNH	10,021	12/20/28	2.432%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(437)	(437)
CNH	240,564	12/20/28	2.461%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	34,834	34,834
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.287%	—	(35,933)	(35,933)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.020%	—	(92,553)	(92,553)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 4.187%	(19,360)	(68,950)	(49,590)
EUR	33,065	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(1,389,456)	(1,389,456)
EUR	16,945	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(1,139,704)	(1,139,704)
EUR	1,882	06/18/28	2.813%(A)	6 Month EURIBOR(2)(S)/ 4.125%	650	(16,667)	(17,317)
EUR	1,132	03/20/29	3.094%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(2,094)	(11,245)	(9,151)
EUR	4,365	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 4.125%	(11,962)	155,034	166,996
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(25,772)	(25,772)
EUR	1,342	12/20/33	2.844%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(820)	(29,864)	(29,044)
EUR	554	03/20/34	3.125%(A)	6 Month EURIBOR(2)(S)/ 4.125%	110	(10,995)	(11,105)
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	40,720	40,720
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	178,046	178,046
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(185,239)	(185,239)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	421,818	421,818
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(439,487)	(439,487)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(887,874)	(887,874)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	162,634	162,634
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(170,453)	(170,453)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 4.125%	796	49,665	48,869
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	(487)	(50,780)	(50,293)
EUR	665	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 4.125%	4,160	65,864	61,704
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(65,128)	240,819	305,947
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(79,656)	777,926	857,582
GBP	8,243	12/20/26	4.880%(A)	1 Day SONIA(2)(A)/ 5.187%	10,343	14,259	3,916
GBP	1,430	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.187%	153,312	238,185	84,873
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.187%	389,270	466,134	76,864
GBP	1,768	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 5.187%	(1,041)	87,862	88,903
GBP	2,303	12/20/28	4.344%(A)	1 Day SONIA(1)(A)/ 5.187%	50,882	23,736	(27,146)
GBP	3,040	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 5.187%	(324,600)	(609,675)	(285,075)
GBP	2,690	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 5.187%	(563,871)	(665,545)	(101,674)
GBP	3,932	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 5.187%	—	(1,119,309)	(1,119,309)
GBP	12,530	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	(965,491)	3,364,665	4,330,156
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	(13,710)	159,774	173,484
GBP	3,995	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 5.187%	(906,135)	(1,271,051)	(364,916)
GBP	551	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 5.187%	285	15,400	15,115
GBP	3,380	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 5.187%	1,083,383	1,370,049	286,666
GBP	2,845	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.187%	(855,853)	(1,206,663)	(350,810)
GBP	1,240	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 5.187%	175,853	(587,080)	(762,933)
GBP	1,045	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	57,189	512,167	454,978
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	310,954	327,647	16,693
A62

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.187%	$681,661	$(2,124,000)	$(2,805,661)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	44,587	186,597	142,010
HKD	39,308	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 5.272%	(8,138)	3,726	11,864
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 11.990%	—	(79,588)	(79,588)
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.870%	—	(71,453)	(71,453)
JPY	395,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(2,447)	(1,468)	979
JPY	225,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	3,723	3,723
JPY	100,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(2,718)	(2,709)	9
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.062)%	15,106	18,726	3,620
JPY	201,316	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.062)%	(7,020)	(11,609)	(4,589)
JPY	940,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(17,508)	(177,934)	(160,426)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	(11,598)	(11,598)
JPY	55,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.062)%	18,895	19,185	290
JPY	597,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.062)%	10,047	(247,402)	(257,449)
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ (0.062)%	6,247	9,507	3,260
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.062)%	(4,712)	(8,085)	(3,373)
JPY	62,687	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.062)%	(764)	(15,634)	(14,870)
JPY	405,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ (0.062)%	9,679	(296,355)	(306,034)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.062)%	(23,611)	(23,740)	(129)
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.062)%	9,835	(432,786)	(442,621)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ (0.062)%	(19,254)	(19,897)	(643)
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ (0.062)%	9,372	(112,239)	(121,611)
JPY	20,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	(17,129)	(29,774)	(12,645)
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	38,252	(546,930)	(585,182)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ (0.062)%	74,035	102,293	28,258
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ (0.062)%	—	17,218	17,218
KRW	1,070,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(792)	(792)
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(2,637)	(2,637)
KRW	3,080,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(349,734)	(349,734)
KRW	416,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	(6,601)	(16,708)	(10,107)
MXN	23,232	09/17/25	9.220%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(34,873)	(34,873)
MXN	19,550	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	(41)	(128,237)	(128,196)
MXN	10,735	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(34,051)	(34,051)
MXN	5,972	09/07/33	8.046%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.503%	—	31,675	31,675
NOK	21,142	03/18/29	3.938%(A)	6 Month NIBOR(1)(S)/ 5.030%	632	5,301	4,669
NOK	22,708	03/20/29	4.250%(A)	6 Month NIBOR(1)(S)/ 5.030%	9,623	4,806	(4,817)
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 5.030%	—	(35,575)	(35,575)
NOK	6,641	03/20/34	4.031%(A)	6 Month NIBOR(1)(S)/ 5.030%	1,940	5,711	3,771
NZD	2,773	12/17/28	4.469%(S)	3 Month BBR(1)(Q)/ 5.740%	(287)	14,946	15,233
NZD	1,643	12/20/28	4.844%(S)	3 Month BBR(2)(Q)/ 5.740%	(11,208)	(14,475)	(3,267)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.740%	—	(90,173)	(90,173)
NZD	2,165	12/20/33	4.625%(S)	3 Month BBR(2)(Q)/ 5.740%	(3,207)	(22,979)	(19,772)
NZD	860	12/20/33	5.063%(S)	3 Month BBR(2)(Q)/ 5.740%	1,206	(4,216)	(5,422)
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 5.630%	—	(73,436)	(73,436)
SEK	17,026	12/17/28	3.219%(A)	3 Month STIBOR(2)(Q)/ 4.062%	(244)	(908)	(664)
SEK	14,285	12/20/28	3.000%(A)	3 Month STIBOR(2)(Q)/ 4.062%	(7,637)	(30,944)	(23,307)
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 4.062%	—	(75,104)	(75,104)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.825%	(2,018)	(71,251)	(69,233)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.488%	—	(78,550)	(78,550)
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	14,400	14,400
	26,530	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(77,470)	(77,470)
	27,880	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(20,638)	(20,638)
	25,285	06/18/24	5.456%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(2,579)	(2,579)
A63

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
5,173	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.310%	$9,992	$(814)	$(10,806)
11,280	07/10/24	5.435%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(3,798)	(3,798)
19,385	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(13,474)	(13,474)
41,570	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(70,403)	(70,403)
115,635	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(89,275)	(89,275)
5,088	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(28,851)	(28,851)
12,932	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(66,353)	(66,353)
16,536	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(32,449)	(32,449)
43,026	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(103,303)	(103,303)
20,892	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.310%	(37,329)	274,033	311,362
59,625	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	255,942	255,942
39,407	09/20/26	4.340%(A)	1 Day SOFR(2)(A)/ 5.310%	(263,352)	(345,999)	(82,647)
8,465	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	1,566	(11,632)	(13,198)
3,315	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(4,555)	(4,555)
3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.310%	—	475,337	475,337
1,810	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(1,058)	(1,058)
2,131	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.310%	2,543	90,635	88,092
507	03/20/34	3.875%(A)	1 Day SOFR(1)(A)/ 5.310%	(216)	12,886	13,102
2,235	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(131,199)	(131,199)
				$(754,163)	$(6,862,649)	$(6,108,486)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$463	$—	$463	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(55,852)	(82)	(55,770)	HSBC
					$(55,389)	$(82)	$(55,307)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(20,007)	$891,773	$—	$891,773
U.S. Treasury Bonds(T)	1 Day USOIS -10bps(T)/ 5.230%	JPM	11/29/23	2,945	(189,592)	—	(189,592)
					$702,181	$—	$702,181
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
A64

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A65